                                                      1933 Act File No. 33-46190
                                                      1940 Act File No. 811-6580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   19  .....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   21   ...................................        X

                                SOUTHTRUST FUNDS
                       (formerly SouthTrust Vulcan Funds)

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

   immediately upon filing pursuant to paragraph (b)
 X on June 30, 2004 pursuant to paragraph (b)
   60 days after filing pursuant to paragraph (a) (i)
   on  _______________  pursuant to paragraph (a) (i)
   75 days after filing pursuant to paragraph (a)(ii)
   on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

[Logo of SouthTrust Funds]

Prospectus

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June 30, 2004

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SouthTrust U.S. Treasury Money Market Fund

SouthTrust U.S. Treasury Money Market Fund ("Fund") is a mutual fund seeking to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, Performance and Investment Risks	1
What are the Fund's Fees and Expenses?	3
What are the Principal Securities in Which the Fund Invests?	4
What are the Main Risks of Investing in the Fund?	4
What Do Shares Cost?	5
How is the Fund Sold?	5
How to Purchase Shares	6
How to Redeem and Exchange Shares	8
Account and Share Information	12
Who Manages the Fund?	12
Financial Information	13

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FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

What is the U.S. Treasury Money Market Fund's Goal?

The Fund's goal is to provide as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund's Main Investment Strategies?

The Fund pursues its goal by investing solely in short-term direct obligations of the U.S. Treasury or in repurchase agreements collateralized by such obligations. The strategy undertaken to accomplish the Fund's goal requires maintaining a portfolio with a weighted average maturity of 60 days or less. The relatively short average portfolio maturity of money market funds provides necessary cash flow to meet redemption needs. Fund liquidity needs and interest rate trends weigh heavily on the maturity and sector decisions of SouthTrust Investment Advisors, the investment adviser to each of the SouthTrust Funds (the "Adviser"). During normal circumstances, at least 80% of the Fund's net assets will be invested in short-term direct obligations of the U.S. Treasury or in repurchase agreements collateralized by such obligations.

A "barbell" or "ladder" strategy is used with a blend of Treasuries and repurchase agreements. In using a barbell structure, the Fund combines investments in longer maturity Treasury bills with overnight repurchase agreements. This structure offers a competitive yield when Treasuries and repurchase agreements offer relative value. In using a ladder structure, the Fund invests in each maturity range of the Treasury bill yield curve. The Fund attempts to maximize its yield through ongoing relative value analysis. Changing economic and market events drive the Fund's strategy and are continuously monitored.

What are the Main Risks of Investing in the Fund?

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Although the Fund seeks to maintain a stable net asset value (NAV) of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is subject to interest rate risk and credit risk. The Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, although Fund shares themselves are not guaranteed or supported by the U.S. government.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon a net asset value.

The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.11%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 1.51% (quarter ended September 30, 2000). Its lowest quarterly return was 0.11% (quarter ended December 31, 2003).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2003.

Calendar Period	Fund
1 Year	0.54%
5 Years	3.13%
10 Years	3.98%

The Fund's 7-Day Net Yield as of December 31, 2003 was 0.40%. You may call the Fund at 1-800-843-8618 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Treasury Money Market Fund.

Shareholder Fees
Fees Paid Directly From Your Investment	None
Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)

0.50%
Distribution (12b-1) Fee

None
Shareholder Services Fee(3)

0.25%
Other Expenses

0.16%
Total Annual Fund Operating Expenses	0.91%

(1) Although not contractually obligated to do so, the Adviser and the shareholder servicing agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses

Total Actual Annual Fund Operating Expenses (after waivers)

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntarily waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.36% for the fiscal year ended April 30, 2004.

(3) The shareholder servicing agent voluntarily waived a portion of the shareholder services fee. The shareholder servicing agent can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Money Market Fund	$93	$290	$504	$1,120

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WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities generally pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The U.S. Treasury must also repay the principal amount of the security, normally within a specified time.

The Fund may also purchase participation interests in trusts that are issued directly by the U.S. Treasury and are related to direct U.S. Treasury obligations such as Treasury Investors Growth Receipts and Certificates of Accrual on Treasury Securities.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying securities each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in the Fund are described below.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

Shares of the Fund are sold without a sales charge or a redemption fee. You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchase orders received before 2:00 p.m. (Eastern time) will be executed at 2:00 p.m. (Eastern time); but if federal funds for such orders are not received by 4:00 p.m. (Eastern time), the order will be canceled with notice to the investor. Orders received after 2:00 p.m. (Eastern time) will be executed on the next business day. Share transactions via wire will not be available on days the Federal Reserve wire system is closed.

The Fund attempts to stabilize the NAV of its shares at $1.00 per share by valuing the portfolio securities using the amortized cost method of accounting. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. NAV is determined twice, at 2:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. With respect to investments made in the Fund through a sweep program, initial minimum investments may be modified under the relevant account agreement. SouthTrust Bank or a broker/dealer (a SouthTrust Funds Dealer) that has entered into a sales agreement with Federated Securities Corp., the Fund's distributor ("Distributor"), may set different minimums for their customers.

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HOW IS THE FUND SOLD?

The Distributor markets the shares described in this prospectus to institutions and individuals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals (such as brokers) for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. ("Federated").

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HOW TO PURCHASE SHARES

You may purchase shares through SouthTrust Funds Shareholder Services, SouthTrust Securities, Inc., a SouthTrust Funds Dealer, or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents that are not trust customers of SouthTrust Bank should purchase shares through SouthTrust Securities, Inc. The Fund reserves the right to reject any request to purchase or exchange shares.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

  Establish your account with the Fund by submitting a completed account application; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and will become a shareholder after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund (existing shareholders should note their account number on the check), and mail it to:

SouthTrust Fund Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and shares begin earning dividends the next day.

By Wire

To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and Federal Reserve are open.

By Telephone

Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-888-735-3441.

Through a SouthTrust Funds Dealer

  Establish an account with the SouthTrust Funds Dealer; and
  Submit your purchase order to the SouthTrust Funds Dealer before 2:00 p.m. (Eastern time). You will receive that day's dividends if the SouthTrust Funds Dealer forwards the order to the Fund and the Fund receives payment by 4:00 p.m. (Eastern time). You will become the owner of shares and receive dividends when the Fund receives your payment. SouthTrust Funds Dealers should send payments according to the instructions in the sections "By Check" or "By Wire."

Through an Exchange

You may purchase shares through an exchange from another SouthTrust Fund or you may exchange shares of the Fund for shares of another SouthTrust Fund or Class A Shares in certain funds which are distributed by Federated Securities Corp. (Federated Funds). You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Call SouthTrust Shareholder Services to find out which Federated Funds are eligible for exchanges.

You may telephone an exchange request by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

By Automatic Investment Program (AIP)

Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an AIP application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the AIP Application.

HOW TO REDEEM AND EXCHANGE SHARES

You may redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before 2:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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The Fund reserves the right to wire redemption proceeds within seven business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund. Redemptions by wire can only be made on days the Federal Reserve wire system, SouthTrust Bank, and the Funds are open for business. See "Payment Methods for Redemptions."

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By Mail

You may redeem shares by mailing your request to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All requests must include:

  Fund name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Through a SouthTrust Funds Dealer

Submit your redemption or exchange request by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). SouthTrust Funds Dealers are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below. If your redemption order is received before 2:00 p.m. (Eastern time), payment in federal funds is normally wired the same day. Payment for redemption requests received after 2:00 p.m. (Eastern time) but before 4:00 p.m. (Eastern time) will be wired the next business day.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. Keep in mind that wire transfers of redemption proceeds can only occur on days when the Federal Reserve wire system is open. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed the next business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Exchange Privileges

Shareholders who have purchased shares of the Fund (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of one of the other SouthTrust Funds or Class A Shares of certain Federated Funds. When shares of the Fund are exchanged for shares of a load Fund or a Federated Fund, a sales charge, if applicable and not previously paid, will be assessed.

To exchange, you must:

  exchange shares having a net asset value of at least $1,000;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

Automatic Withdrawal Plan (AWP)

You may automatically redeem shares if the value of your account equals $10,000 or more (other than retirement accounts subject to required minimum distributions). Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Checkwriting

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

The Checkwriting privilege may not be available for investors who purchased their Shares through an investment professional, financial institution, or SouthTrust Securities, Inc. You should contact your investment representative to determine if you are eligible for checkwriting.

Additional Conditions

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

Account Activity

You will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Fund declares daily and pays any dividends monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received if your purchase order is received by 2:00 p.m. (Eastern time). If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically invested in additional shares, unless you elect cash payments.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Although the Fund is structured to provide income exempt from state and local taxes, dividends may be subject to state and local taxes in some states. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Non-exempt dividends and capital gains are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, SouthTrust Investment Advisors, a department of SouthTrust Bank. SouthTrust Bank, an Alabama state-chartered bank, is headquartered in Birmingham, Alabama and is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser manages the Fund's assets, including the selection and management of portfolio securities. The Adviser, South Trust Bank, and SouthTrust Corporation all have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

Prior to March 15, 2001, SouthTrust Bank served as the Adviser of each of the Funds. In 2001, SouthTrust Bank, acting pursuant to the newly enacted legal requirements of the Gramm-Leach-Bliley Act, registered SouthTrust Investment Advisors as an investment adviser with the SEC. This registration became effective as of March 15, 2001, at which time SouthTrust Investment Advisors became the Adviser to the Funds.

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The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of April 30, 2004, the Adviser had approximately $3.5 billion in assets under management.

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The Adviser is entitled to receive an investment advisory fee from the Fund, computed daily and payable monthly, at an annual rate of 0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Investment decisions for the Fund are made by Patrick Sullivan. Mr. Sullivan joined SouthTrust in 1999 and currently serves as an Assistant Vice President responsible for the management of taxable enhanced cash and limited maturity portfolios. He earned a B.S. in Finance and Economics from the University of Alabama and is a level II candidate for Charter Financial Analyst designation.

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FINANCIAL INFORMATION

Financial Highlights

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the three years ended April 30, 2004 has been audited by KPMG LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,
	2004	2003	2002(1)	2001	2000
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.005	0.010	0.024	0.055	0.048
Less Distributions:
Distributions from net investment income	(0.005)	(0.010)	(0.024)	(0.055)	(0.048)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(2)	0.46%	0.98%	2.38%	5.68%	4.91%
Ratios to Average Net Assets:
Expenses	0.57%	0.56%	0.51%	0.50%	0.49%
Net investment income	0.46%	0.99%	2.33%	5.50%	4.82%
Expense waiver/reimbursement(3)	0.34%	0.34%	0.38%	0.39%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$ 1,535,377	$ 1,150,142	$ 1,237,926	$ 1,141,487	$ 852,783

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated April 30, 2004, which can be obtained free of charge.

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[Logo of SouthTrust Funds]

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

A Portfolio of SouthTrust Funds

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A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, and Annual and Semi- Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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JUNE 30, 2004

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Statement of Additional Information

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

A PORTFOLIO OF SOUTHTRUST FUNDS

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectus for SouthTrust U.S. Treasury Money Market
Fund (Fund) dated June 30, 2004.  This SAI  incorporates by reference the Fund's
Annual  Report.  Obtain the  prospectus or the Annual Report  without  charge by calling 1-800-843-8618.

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June 30, 2004

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                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Financial Information
                                    Addresses
Cusip 844734103

G00859-05 (6/04)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified  portfolio of SouthTrust Funds (Company).  The Company is  an  open-end  management  investment  company  that  was  established  as  a
Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 4, 1992. The Company may offer separate  series of shares  representing interests in separate portfolios of securities.

The Board of Trustees has established five  diversified and one  non-diversified investment portfolios. This SAI relates to SouthTrust U.S. Treasury Money Market
Fund. The Fund's investment adviser is SouthTrust Investment Advisors (Adviser), a registered investment adviser and a department of SouthTrust Bank.

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; or

A = Acceptable (but not principal) investment of the Fund;

Fixed Income Securities                  A
     Treasury Securities                 P
     Zero Coupon Securities              A
Variable Rate Demand Instruments         A
Special Transactions                     A
     Repurchase Agreements               P
     Reverse Repurchase Agreements       A
    Delayed Delivery                     A
        To Be Announced Securities       A
        Securities Lending 1             A
       Asset Coverage                    A
Investing in Securities of Other         A
Investment Companies
Illiquid Securities                      A

1.   Such loans will not exceed 33 1/3% of the  Fund's  total  assets.  Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S.  government  securities which are maintained at all times in an amount equal to at least 100% of the current  market value of the loaned securities.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

Zero Coupon Securities

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest  bearing  bonds by  separating  the right to receive the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the most common forms of stripped  zero coupon  securities.  In  addition,  some securities give the issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Variable Rate Demand Instruments

Variable rate demand  instruments  are  securities  that require the issuer or a third party,  such as a dealer or bank, to repurchase  the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the  securities  to trade at their face value.  The Fund treats  demand instruments  as  short-term  securities,  because their  variable  interest rate adjusts in  response  to changes  in market  rates,  even  though  their  stated
maturity may extend beyond thirteen months. The Fund will invest in variable and floating rate  instruments only when the Adviser deems the investment to involve minimal  credit risk.  Variable and floating rate  instruments  held by the Fund maybe subject to the Fund's 10% limitation on illiquid investments when the Fund cannot  demand  payment of the  principal  amount  within  seven  days  absent a reliable trading market.

Special Transactions

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which a Fund buys  securities for a set price,  with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced (TBA) Securities

As with other when issued transactions,  a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be  delivered.  Instead,  the Fund agrees to accept any  security  that meets specified terms.

Securities Lending

The Fund may lend  portfolio  securities  to  borrowers  that the Adviser  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable  investment for the Fund.  However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions,  the
Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily  marketable  securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations  entering into an offsetting contract or terminating a special transaction.  This may cause the
Fund to miss  favorable  trading  opportunities  or to realize losses on special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient  means of  carrying  out its  investment  policies  and  managing  its uninvested  cash.  The Fund will only invest in money  market funds that seek to maintain a $1.00 net asset value (NAV) and that  invest in  securities  eligible for direct  purchase by the Fund. It should be noted that  investment  companies incur certain expenses, such as management fees, and, therefore,  any investment by the Fund in shares  of other  investment  companies  may be  subject  to such duplicate expenses.

Illiquid Securities

The Fund may invest up to 10% of the total value of its net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary  course of business  within seven days at  approximately  the value at which the Fund has valued it on its books.  Repurchase  agreements with maturities  in  excess  of  seven  days  will be  considered  by the  Fund to be illiquid.

INVESTMENT RISKS

Although  there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S.  Treasury money market fund are described below.

Interest Rate Risks

o    Prices of fixed  income  securities  rise and fall in  response to interest rate changes for similar securities.  Generally,  when interest rates rise, prices of fixed income securities fall.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS

The following investment limitations pertain to each of the SouthTrust Funds. No
Fund may:

1.   Purchase  securities  of any one  issuer  other than  securities  issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities  or certificates  of  deposit  for any such  securities  if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the  securities  of  such  issuer,  or  more  than  10% of the  issuer's outstanding  voting  securities  would be owned by the Fund or the Company, except  that up to 25% of the value of the Fund's  total  assets,  taken at current  value,  may  be  invested  without  regard  to  these  limitations provided,  however,  that the  Treasury  Money  Market Fund may in no event invest  more  than 5% of its  total  assets  in the  securities  of any one issuer.  For purposes of this  limitation,  a security is  considered to be issued by the entity (or  entities)  whose  assets  and  revenues  back the security.  A guarantee of a security is not deemed to be a security  issued by the guarantor when the value of all securities  issued and guaranteed by the guarantor,  and owned by the Fund,  does not exceed 10% of the value of the Fund's total assets.

2.   Borrow  money or issue senior  securities  except that each Fund may borrow from banks and enter  into  reverse  repurchase  agreements  for  temporary purposes in amounts up to one-third of the value of its total assets at the time of such  borrowing;  or mortgage,  pledge or  hypothecate  any assets, except in  connection  with any such  borrowing  and then in amounts not in excess of  one-third of the value of the Fund's total assets at the time of such  borrowing.  No Fund will  purchase  securities  while  its  aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total  assets are  outstanding.  Securities  held in escrow  or  separate  accounts  in  connection  with  a  Fund's  investment practices are not deemed to be pledged for purposes of this limitation.

3.   Purchase any  securities  which would cause 25% or more of the value of the
     Fund's  total  assets  at  the  time  of  purchase  to be  invested  in the securities  of one or more  issuers  conducting  their  principal  business activities in the same  industry and in securities  the interest upon which is paid from revenues of similar types of projects, provided that (a) there is no  limitation  with  respect  to (i)  instruments  that are  issued (as defined in Investment  Limitation  No. 1 above) or guaranteed by the United
     States,  any state,  territory  or  possession  of the United  States,  the
     District   of   Columbia   or   any   of   their   authorities,   agencies,
     instrumentalities or political  subdivisions and (ii) repurchase agreements secured  by the  instruments  described  in clause  (i);  (b)  wholly-owned finance  companies  will be  considered  to be in the  industries  of their parents  if  their  activities  are  primarily  related  to  financing  the activities of the parents;  and (c) utilities will be divided  according to their  services  (for  example,  gas, gas  transmission,  electric and gas, electric and telephone will each be considered a separate industry).

4.   Purchase or sell real estate, except that a Fund may purchase securities of issuers  which deal in real estate and may  purchase  securities  which are secured by interests in real estate.

5.   Acquire any other investment  company or investment company security except in connection with a merger,  consolidation,  reorganization or acquisition of assets or where  otherwise  permitted by the  Investment  Company Act of
     1940 Act (1940 Act).

6.   Act as an underwriter  of  securities,  except to the extent that it may be deemed an  underwriter  within the meaning of the Securities Act of 1933 on
     disposition  of  securities   acquired  subject  to  legal  or  contractual
     restrictions on resale.

7.   Write  or sell  put  options,  call  options,  straddles,  spreads,  or any combination  thereof,  except for  transactions  in options on  securities, securities  indices,  futures  contracts,  options on futures contracts and transactions  in securities on a when-issued or forward  commitment  basis, and except that a  non-money  market  fund may enter into  forward  foreign currency  contracts and options  thereon in accordance  with its investment objectives and policies.

8.   Purchase securities of companies for the purpose of exercising control.

9.   Purchase securities on margin, make short sales of securities or maintain a short position,  except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of  securities  short  against  the box or a  Fund's  transactions  in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10.  Purchase  or sell  commodity  contracts,  or invest in oil,  gas or mineral exploration  or  development  programs,  except  that each Fund may, to the extent  appropriate to its investment  policies,  purchase  publicly traded securities  of companies  engaging in whole or in part in such  activities, may enter into futures  contracts  and related  options,  and may engage in transactions insecurities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment  objectives and policies.

11.  Make loans,  except that each Fund may purchase  and hold debt  instruments
     (whether  such  instruments  are part of a  public  offering  or  privately negotiated),  may lend  portfolio  securities  and  enter  into  repurchase agreements in accordance with its investment objective and policies.

If a  percentage  limitation  is satisfied  at the time of  investment,  a later increase or decrease in such percentage  resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation,  except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security  even  though it  causes  the Fund to  exceed a  percentage  limitation because of fluctuation in the value of the Fund's assets.

The above  limitations  cannot be changed  unless  authorized  by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act.

Regulatory Compliance

The  Fund  may  follow  non-fundamental   operational  policies  that  are  more
restrictive  than its fundamental  investment  limitations,  as set forth in the
prospectus  and  this  SAI,  in  order  to  comply  with   applicable  laws  and
regulations,  including the provisions of and regulations under the 1940 Act. In particular,  the Fund will  comply with the  various  requirements  of Rule 2a-7
(Rule),  which regulates money market mutual funds.  The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these  operational  policies  to  reflect  changes  in the laws and  regulations without the approval of its shareholders.  In addition,  because the Fund's name refers to treasuries, it will notify shareholders at least 60 days in advance of any change it its  investment  policies  that  would  enable the Fund to invest, under normal  circumstances,  less than 80% of its assets in  obligations of the
U.S. Treasury or in repurchase agreements collateralized by such obligations.

DETERMINING MARKET VALUE OF SECURITIES

The  Board  has  decided  that the best  method  for  determining  the  value of
portfolio   instruments  is  amortized  cost.   Under  this  method,   portfolio
instruments are valued at the acquisition  cost as adjusted for  amortization of premium  or  accumulation  of  discount  rather  than at current  market  value.
Accordingly,  neither the amount of daily  income nor the NAV is affected by any unrealized  appreciation  or  depreciation  of  the  portfolio.  In  periods  of declining  interest  rates,  the  indicated  daily  yield on  shares of the Fund computed by dividing the annualized  daily income on the Fund's portfolio by the
NAV computed as above may tend to be higher than a similar  computation  made by using a method of valuation  based upon market prices and estimates.  In periods of rising interest rates, the opposite may be true.

The Fund's use of the  amortized  cost method of valuing  portfolio  instruments depends on its compliance with certain  conditions in the Rule.  Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share,  as computed for purposes of distribution  and  redemption,  at $1.00 per share,  taking into account current market  conditions and the Fund's investment objective.  The  procedures  include  monitoring  the  relationship  between the amortized  cost  value  per share and the NAV per  share  based  upon  available indications of market value. The Board will decide what, if any, steps should be taken if there is a  difference  of more than 0.5 of 1% between  the two values.
The Board will take any steps it considers  appropriate  (such as  redemption in kind or  shortening  the average  portfolio  maturity)  to minimize any material dilution  or other  unfair  results  arising  from  differences  between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's  Contract with the Company,  the Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The  Funds  may pay  SouthTrust  Bank for  providing  shareholder  services  and maintaining shareholder accounts.  SouthTrust Bank, may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service Fees.

EXCHANGING SECURITIES FOR SHARES

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Fund reserves the right to determine  whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts law for obligations of the Company. To protect its shareholders,  the Company has filed legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally  liable for the Company's obligations,  the  Company is required  by the  Declaration  of Trust to use its property to protect or compensate the shareholder.  On request, the Company will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Company itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All Shares of the  Company  have equal  voting  rights,  except  that in matters affecting only a particular Fund or class, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Shares of the U.S.  Treasury Money Market Fund:
FISERV Securities Inc., Philadelphia,  PA, owned approximately 94,457,894 Shares
(7.31%);  Lynspen & Co., Birmingham,  AL, owned approximately  1,197,935,793
Shares (86.67%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Company's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is  responsible  for managing the Company's  business  affairs and for exercising all the Company's powers except those reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Company comprises six portfolios.

As of June 1, 2004,  the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                 Aggregate
      Address                                                 Compensation
Positions Held with   Principal Occupation(s) for Past Five   From Company
      Company          Years, Other Directorships Held and    (past fiscal
 Date Service Began             Previous Positions                year)

  William O. Vann * Principal Occupations: President and         $12,000
  Birth Date:       Chairman, Vann Family Investments LLC;
January 28, 1942    Trustee and Past Chairman, The Childrens'
P.O. Box 10645      Hospital of Alabama.
Birmingham, AL      Previous Position:  Chairman and Chief
TRUSTEE             Executive Officer, Young & Vann
Began serving:      Supply Co. (since 1987); Partner, B&B
April1992           Investments.

Thomas M. Grady.*   Principal Occupations:  Partner of the       $12,000
Birth Date: July    law firm of Hartsell & Williams,
25, 1941            P.A.; Member, Board of Directors,
P.O. Box 2          Pfeiffer University; Trustee, Cannon
                    Foundation.
708 McLain Road
Kannapolis, NC
TRUSTEE
Began serving:
March 1996

Billy L. Harbert,   Principal Occupations:  President and        $12,000
Jr. *               Chief Executive Officer, B.L. Harber
Birth Date: May 23, International LLC (construction).
1965
                    Other Directorships Held:
B.L. Harbert        Member/Shareholder, Bonaventure Capital,
International LLC   LLC; Member /Shareholder, Bonaventure
820 Shades Creek    Partners LLC; Board Member/ Shareholder,
Parkway             Founders Trust Company, Inc.; and Member
Birmingham, AL      /Shareholder, Treble Range Partners, LLC.
TRUSTEE
Began serving:
March1998

Charles G. Brown,   Principal Occupation:  President, Tubular    $13,200
III                 Products Company (since 1985); Managing
Birth Date:         Partner, Red Hollow Partnership.
November 27, 1953
Tubular Products
Co.
1400 Red Hollow Road
Birmingham, AL
CHAIRMAN AND TRUSTEE
Began serving:
April 1992

Russell W. Chambliss Principal Occupations:  President  and       $12,000
Birth Date:          Chief Executive Officer, Mason
December 26, 1951    Corporation (manufacturer of roll formed
Mason Corporation    aluminum and steel products).
123 Oxmoor Road
Birmingham, AL
TRUSTEE
Began serving:
April 1992

                    Principal Occupation: Sr. Managing           $12,000
Dr. Lawrence W.     Partner, Greer Capital Advisers;
Greer               President, S.C.O.U.T. Corp.
Birth Date: October
26, 1944            Other Directorships Held: Chairman, Board
Greer Capital       of Directors, Southern BioSystems;
Advisers LLC        Director, Daily Access Concepts, Inc.,
                    Electronic HealthCare Systems, Inc.,
2200 Woodcrest      Cumberland Pharmaceutical, Biotechnology
Place, Suite        Association of Alabama, and Research
309                 Foundation- University of Alabama at
Birmingham, AL      Birmingham.
TRUSTEE
Began serving:
October 1999

                      Principal Occupation: President, Jones       $12,000
George H. Jones, III  & Kirkpatrick PC (accounting firm).
Birth Date: April
1, 1950
Jones &
Kirkpatrick PC
300 Union Hill
Drive
Birmingham, AL
TRUSTEE

Began Serving:
August 2001
--------------------------------------------------------------------------------

*    Each Trustee is considered to be  "interested"  because of his ownership of the common stock of SouthTrust  Corporation.  Each "interested" Trustee has resigned  from the  Company  effective  as of the close of the June 4, 2004
     Board Meeting.

OFFICERS**
Name
Birth Date
Address
Positions Held with Company    Principal Occupation(s) and Previous Positions

Richard S. White, Jr.        Principal Occupations: Division President, SouthTrust
                             Capital Management Group.
Birth Date: March 14, 1934   Previous Positions: Executive Vice President,
SouthTrust Bank              SouthTrust Capital Management Group.
420 North 20th Street
Birmingham, AL
PRESIDENT
Began Serving: March 2002

Charles L. Davis,            Principal Occupations: Vice President, Managing
Jr.                          Director of Mutual Fund Services, Federated Services
Birth Date: March            Company, and President, Edgewood Services, Inc..
23,  1960
Federated                    Previous Positions: President, Federated Clearing
Investors Tower              Services and Director, Business Development, Mutual
1001 Liberty                 Fund Services, Federated Services Company.
Avenue
Pittsburgh, PA
CHIEF EXECUTIVE
OFFICER
Began Serving:
December 2002

Edward C. Gonzales           Principal Occupations: Executive Vice President of
Birth Date:                  some of the Funds in the Federated Fund Complex; Vice
October 22, 1930             Chairman, Federated Investors, Inc.; Trustee,
                             Federated Administrative Services.
Federated Investors Tower
1001 Liberty Avenue          Previous Positions:  President and Trustee or Director
Pittsburgh, PA               of some of the Funds in the Federated Fund Complex;
EXECUTIVE VICE PRESIDENT     CEO and Chairman, Federated Administrative Services;
Began Serving: December 2002 Vice President, Federated Investment Management
                             Company, Federated Investment Counseling, Federated
                             Global Investment Management Corp. and Passport
                             Research, Ltd.; Director and Executive Vice President,
                             Federated Securities Corp.; Director, Federated
                             Services Company; Trustee, Federated Shareholder
                             Services Company.

Charles A. Beard             Principal Occupation: Senior Vice President,
Birth Date: October 26, 1946 SouthTrust Asset Management.
SouthTrust Bank
420 North 20th Street        Previous Positions:  Senior Vice President and
Birmingham, AL               Marketing Director, SouthTrust Capital Management
VICE PRESIDENT               Group.
Began Serving: March 2002

                             Principal Occupation:  Vice President, Federated
Beth S. Broderick            Services Company (1997 to present).
Birth Date: August 2, 1965   Previous Positions:  Client Services Officer,
Federated Investors Tower    Federated Services Company (1992-1997).
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT
Began Serving: July 1998

Richard J. Thomas            Principal Occupation: Principal Financial Officer and
                             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954    President, Federated Administrative Services.
Federated Investors Tower
1001 Liberty Avenue          Previous Positions: Vice President, Federated
Pittsburgh, PA               Administrative Services; held various management
TREASURER                    positions within Funds Financial Services Division of
Began Serving: December 2002 Federated Investors, Inc.

John D. Johnson              Principal Occupation: Counsel, Reed Smith LLP
Birth Date: November 8, 1970
                             Previous Positions: Associate Corporate Counsel,
Federated Investors Tower    Federated Investors, Inc. (1999 to 2002); Associate,
1001 Liberty Avenue          Kirkpatrick & Lockhart LLP (1997 to 1999).
Pittsburgh, PA
SECRETARY
Began Serving: March 2001
-------------------------------------------------------------------------------------

** Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD
                                                                       MEETINGS
                                                                       HELD
  BOARD      COMMITTEE                                                 DURING LAST
COMMITTEE     MEMBERS                 COMMITTEE FUNCTIONS              FISCAL YEAR

  Audit  Dr. Lawrence W.  The Audit Committee reviews and recommends      Five
         Greer            to the full Board the independent auditors
                          to be selected to audit the Funds'
         Charles G.       financial statements; meets with the
         Brown, III       independent auditors periodically to review
         Russell W.       the results of the audits and reports the
         Chambliss        results to the full Board; evaluates the
         George H. Jones, independence of the auditors, reviews legal
         III              and regulatory matters that may have a
                          material effect on the financial
                          statements, related compliance policies and
                          programs, and the related reports received
                          from regulators; reviews the Funds'
                          internal audit function; reviews compliance
                          with the Funds' code of conduct/ethics;
                          reviews valuation issues; monitors
                          inter-fund lending transactions; reviews
                          custody services and issues and
                          investigates any matters brought to the
                          Committee's attention that are within the
                          scope of its duties.

ExecutiveCharles G.       The Executive and Governance Committee          Three
and      Brown, III       makes recommendations to the Board
Governance                regarding committees of the Board and
         Russell W.       committee assignments, along with
         Chambliss        recommendations regarding the composition
         Dr. Lawrence W.  of the Board and candidates for election;
         Greer            makes recommendations regarding the
         George H. Jones, structure of agendas and materials for
         III              meetings of the Board.; oversees the
                          process of evaluating the functions of the
                          Board and makes recommendations for
                          compensation of Trustees not affiliated
                          with the Adviser or the Distributor for the
                          Trust.  The Committee also oversees the
                          ongoing education of the Trustees, and
                          monitors the performance of legal counsel
                          to the Trust.

MarketingRussell W.       The Marketing Committee reviews the Funds'       One
         Chambliss        marketing plans and provides guidance to
                          Fund management on marketing strategies to
         Thomas M. Grady  increase Fund assets and create economies
         Billy L.         of scale.
         Harbert, Jr.

Board ownership of shares in the Southtrust funds
family of Investment companies AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------------------
                                       Dollar Range of     Aggregate Dollar Range of
                                         Shares Owned             Shares Owned
            Interested                in SouthTrust U.S.   in SouthTrust Funds Family
        Board Member Name           Treasury Money Market
                                             Fund

William O. Vann                                        None           $10,001-$50,000
Thomas M. Grady                                        None           $10,001-$50,000
Billy L. Harbert, Jr.                                  None                      None

           Independent
        Board Member Name

Charles G. Brown, III                                  None       $50,001 to $100,000
Russell W. Chambliss                                   None        $10,001 to $50,000
Lawrence W. Greer, M.D.                                None                      None
George H. Jones, III                                   None           $10,001-$50,000

-------------------------------------------------------------------------------------

The Trust has a deferred compensation plan (the "Plan") that permits any Trustee that is not an "affiliated person" of the Trust to elect to defer receipt of all or a portion of his or her  compensation.  The deferred  compensation that would have otherwise been paid to the Trustee is invested, at the Trustee's direction, in one or more of the  SouthTrust  Funds.  A Trustee may elect to participate in the Plan during any quarter.  At the time for  commencing  distributions  from a
Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the board, the Trustee may elect to receive  distributions in a lump sum or on an annual or quarterly basis over a period of five years.

INVESTMENT ADVISER

The Adviser, SouthTrust Investment Advisors, a registered investment adviser and a  department  of  SouthTrust  Bank,  conducts  investment  research  and  makes investment decisions for the Fund.

The Adviser shall not be liable to the Company or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Company.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment  advisory  services;  and the Fund's  relationship  to other funds in the Federated fund family.

In  assessing  the  adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  adviser's   industry  standing  and  reputation  and  in  the
expectation  that the adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the adviser.
This includes fees received for services  provided to the Fund by other entities in the SouthTrust  organization  and research  services  received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have  interpreted  provisions of the 1940
Act and have  indicated in their  decisions  that the  following  factors may be relevant to an  adviser's  compensation:  the nature and quality of the services provided by the adviser,  including the  performance  of the Fund; the adviser's cost of  providing  the  services;  the extent to which the  adviser may realize
"economies  of scale" as the Fund grows larger;  any indirect  benefits that may accrue  to  the  adviser  and  its  affiliates  as a  result  of  the  adviser's relationship with the Fund; performance and expenses of comparable Fund; and the extent to which the independent Board members are fully informed about all facts bearing on the  adviser's  service and fee.  The Fund's  Board is aware of these factors  and takes  them into  account  in its  review  of the  Fund's  advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated experience in governing the SouthTrust Funds, and is assisted in its deliberations by the advice of independent  legal counsel.  In this regard,  the
Board requests and receives a significant  amount of information  about the Fund and the SouthTrust organization. SouthTrust provides much of this information at each  regular  meeting  of  the  Board,  and  furnishes  additional  reports  in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly  scheduled  meetings,  the Board may receive  information  on particular  matters as the need arises.  Thus,  the
Board's  evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy,  personnel,  and processes; the
Fund's  short-  and  long-term  performance  (in  absolute  terms  as well as in relationship  to its  particular  investment  program and certain  competitor or
"peer group"  funds),  and comments on the reasons for  performance;  the Fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  adviser  and its  affiliates;  compliance  and  audit  reports concerning the SouthTrust Funds and the SouthTrust  companies that service them;
and relevant  developments  in the mutual fund  industry and how the Fund and/or
SouthTrust are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the Fund.  These reports  cover not only the fees under the advisory  contracts, but also fees received by Federated's  subsidiaries for providing other services to  the  Fund  under  separate  contracts  (e.g.,  for  serving  as  the  Fund's administrator and transfer agent). The reports also discuss any indirect benefit
Federated  may derive  from its receipt of research  services  from  brokers who execute Fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of the Fund to the SouthTrust  family of funds,  the Board does not approach  consideration  of every fund's  advisory  contract as if that were the only fund offered by SouthTrust.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel,  Company Trustees,  and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the
Funds could buy, they also contain  significant  safeguards  designed to protect the Funds and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities

The Adviser  endeavors  to vote  proxies  relating to  securities  in the Funds'
portfolios in the interest of the Funds and their shareholders.  The Adviser has established  policies and procedures to achieve this goal. In particular,  these policies and procedures describe how the Adviser:  (1) fulfills its proxy voting obligations;  (2) identifies and addresses  conflicts of interest that may arise as a result of relationships or commercial  dealings between the Adviser and the issuer or  management  of the issuer whose proxy the Adviser is voting on behalf of a Fund;  and (3) if a conflict of interest  exists,  ensures  that its voting decision is not influenced by the conflict.

It is the policy of the Adviser to rely primarily on the  recommendations  of an independent  proxy voting  service.  By relying on a proxy voting  service,  the
Adviser will help ensure that shares  voted by the proxy  voting  service are in the best interests of the Funds (and their  shareholders) and are not the result of any  conflict  of  interest  that may arise as a result of  relationships  or commercial dealings between the Adviser and an issuer or its management.

The  Adviser  may from time to time  override  the proxy  voting  service if the
Adviser  determines  that  it is  in  the  interest  of  the  Funds  (and  their shareholders) to vote a proxy differently.  In addition, proxy voting issues may arise in which the proxy voting service declines to vote a proxy. In both cases, it is the policy of the Adviser to vote such  proxies in the best  interests  of the Funds (and their  shareholders)  and to  document  the  reasons for both the decision to  override  the proxy  voting  service and the reasons for voting the proxy in a particular way.

It is the  general  policy of the  Adviser  to vote any Fund proxy for which the
Adviser has  overridden  the proxy  voting  service,  or which the proxy  voting service  has  declined to vote the proxy,  by  considering  the  guidance of the procedures  of the proxy voting  service  ("PVS  Procedures")  together with the guidance of the  Standards of Practice  Handbook  published by the CFA Institute
(formerly known as the Association for Investment Management Research) (the "CFA
Standards"). The Adviser will document the basis for its decision on how to vote a proxy with  reference to both the PVS  Procedures of the proxy voting  service and the CFA  Standards.  The Adviser will maintain a copy of the PVS  Procedures and the CFA Standards in its records in accordance with SEC regulations and make them  available to Adviser  personnel  who vote client  proxies not voted by the proxy voting service.

In keeping with the CFA  Standards,  it is the policy of the Adviser to maintain at all times operational  information barriers between the personnel involved in determining whether and how to vote such proxies and those personnel involved in activities  that  might  give rise to a conflict  of  interest  due to their own
relationships  or  due  to  commercial   dealings  of  SouthTrust  Bank  or  its
affiliates.

To implement the Funds' proxy voting policy, the Adviser has established a Proxy
Oversight  Committee.  The Proxy Oversight  Committee  consists of the Adviser's
Director of Research,  the Chief Investment  Officer,  and Chief  Administrative
Officer.

      It is the responsibility of the Proxy Oversight Committee to:

o    Monitor,  evaluate and periodically review the proxy voting service and the proxy voting procedures used by such service;

o    At least  annually  review votes cast by the proxy voting service to ensure that such votes are in accordance  with the  procedures of the proxy voting service,  and in  particular,  to review how the proxy voting service voted new or controversial issues;

o    Establish  a program  to provide  for  initial  and  ongoing  annual  staff training with respect to this policy and the procedures adopted pursuant to this policy; and

o    Establish, monitor and periodically review procedures

(a)  For voting Fund proxies in the event that the proxy voting service declines to vote a Fund proxy or the Adviser determines to override the proxy voting service and vote the proxy itself;

(b)  For documenting cases in which the Adviser determines to override the proxy voting service;

(c)  To address any  conflicts of interest  that may arise for proxies  voted by the Adviser;

(d)  To  document  contacts,  if any,  between  an issuer and  personnel  of the
     Adviser with responsibility for voting proxies;

(e)  To ensure compliance with SEC recordkeeping requirements;

(f)  To ensure the successful function of operational information barriers;

(g)  To address situations in which the operational information barriers fail to prevent the  personnel  voting the proxies from learning of a commercial or other  relationship  between  the issuer and the  Adviser or its  officers, directors or employees; and

(h)  To ensure that any proxy voted by the Adviser is voted in a Fund's (and its shareholders) best interest  notwithstanding  any conflict of interest that may arise regarding that proxy.

o    Establish  and  appoint  the   membership  of  one  of  more  Proxy  Voting
     Committees,  which shall have the responsibility for determining the manner in which a Fund  proxy  will be voted in the event  that the  proxy  voting service declines to vote a Fund proxy or the Adviser determines to override the proxy voting  service and vote the proxy  itself.  Unless and until the
     Proxy  Oversight  Committee  determines  to  the  contrary,   each  of  the
     SouthTrust  Funds that  invest in voting  securities  maintains  a standing
     Proxy Voting  Committee  comprised  of the Director of Research,  the Chief
     Investment  Officer  and the Fund  manager.  In the event  that two or more positions on a Proxy  Voting  Committee  are held by the same  person,  the
     Proxy Voting Committee may consider the views of other Adviser personnel.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

Research Services

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all of the SouthTrust Funds as specified below:

                                            Average Aggregate Daily
  Maximum Administrative Fee             Net Assets of SouthTrust Funds
         0.150 of 1%                       on the first $250 million
         0.125 of 1%                        on the next $250 million
         0.100 of 1%                        on the next $250 million
         0.075 of 1%                  on assets in excess of $750 million

Notwithstanding the foregoing, the administrative fee received during any fiscal year shall be at least $50,000 per  portfolio.  Federated  Services  Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------

Prior to January 1, 2002,  Federated  Services  Company  also  provided  certain accounting  and  recordkeeping  services  with respect to each Fund's  portfolio investments  for a  fee  based  on  Fund  assets  plus  out-of-pocket  expenses.
Effective  January 1, 2002,  State Street Bank and Trust Company  provides these fund accounting  services to the Funds for an annual fee of 0.03% of the average daily net assets of each Fund.

CUSTODIAN
SouthTrust Bank is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Fund pays the  transfer  agent a fee  based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, KPMG LLP, conducts its audit in accordance with  auditing  standards  generally  accepted in the United  States of America.
Those  standards  require  that its audit is  planned  and  performed  to obtain reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended April 30         2004                2003            2002
Advisory Fee Earned              $6,076,097          $5,887,227      $6,004,262
Advisory Fee Reduction           1,701,307            1,648,423      2,127,318
Administrative Fee               1,153,762            1,132,179      1,139,585
Shareholder Services Fee          607,609                --              --

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise  Share  performance  by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard  performance  information to be accompanied by non-standard performance information.

The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year,  five-year and ten-year  periods ended
April 30, 2004.

Yield and  Effective  Yield are given for the  seven-day  period ended April 30,
2004.

                     7- Day Period        1 Year         5 Years          10 Years
Total Return
   Before Taxes           N/A             0.46%           2.86%            3.89%
Yield                     .41%             N/A             N/A              N/A
Effective Yield           .41%             N/A             N/A              N/A

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $1,000  initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000,  less any  applicable  sales  charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

YIELD and Effective Yield

The  yield of  Shares  is based  upon the  seven  days  ending on the day of the calculation,  called the "base period." This yield is calculated by: determining the net  change in the value of a  hypothetical  account  with a balance  of one
Share at the beginning of the base period, with the net change excluding capital changes  but  including  the  value  of any  additional  Shares  purchased  with dividends  earned from the original one Share and all dividends  declared on the original and any  purchased  Shares;  dividing  the net change in the  account's value by the  value of the  account  at the  beginning  of the  base  period  to determine  the base period  return;  and  multiplying  the base period return by
365/7.  The  effective  yield is  calculated  by  compounding  the  unannualized base-period return by: adding one to the base-period return,  raising the sum to the 365/7th power; and subtracting one from the result.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute offering price. For example,  the Fund's yield may be  compared  to the Money Fund  Average,  which is an average  compiled  by
iMoneyNet,  Inc.'s MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent  publication that monitors the performance of money market funds, or to the data prepared by Lipper,  Inc., a widely recognized  independent  service that monitors the performance of mutual funds.

FINANCIAL INFORMATION

The Financial  Statements  for the Fund for the fiscal year ended April 30, 2004 are incorporated  herein by reference to the Annual Report to Shareholders dated
April 30, 2004.

ADDRESSES

Southtrust U.S. Treasury Money Market Fund

A portfolio of SouthTrust Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
SouthTrust Investment Advisors
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110

[Logo of SouthTrust Funds]

Prospectus

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June 30, 2004

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SouthTrust Value Fund
SouthTrust Growth Fund

SouthTrust Value Fund is a mutual fund seeking to provide long-term capital appreciation, with income a secondary consideration.

SouthTrust Growth Fund is a mutual fund seeking to provide capital appreciation.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, Performance and Investment Risks	1
What are the Funds' Fees and Expenses?	7
More Information on the Funds' Strategies	8
What are the Principal Securities in Which the Funds Invest?	10
What are the Main Risks of Investing in the Funds?	11
What do Shares Cost?	12
How are the Funds Sold?	14
How to Purchase Shares	15
How to Redeem and Exchange Shares	17
Account and Share Information	21
Who Manages the Funds?	22
Financial Information	24

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FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

SouthTrust Value Fund

What is the Value Fund's Goal?

The Fund's goal is to provide long-term capital appreciation, with income a secondary consideration.

What are the Fund's Main Investment Strategies?

The Fund's investment approach is focused on owning stocks of well-managed companies with strong earnings growth that are trading at favorable valuation levels and provide potential for long-term return. SouthTrust Investment Advisors, the investment adviser to each of the SouthTrust Funds (the "Adviser"), first identifies companies with long-term growth potential based upon the company's strengths, industry position, strategic plans, and financial condition. After these companies are identified, the Adviser seeks to uncover those companies selling at attractive valuations. Investments are held for long-term growth and are generally sold only when there is a fundamental change or the stock price reaches its target potential.

During normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities.

What are the Main Risks of Investing in the Fund?

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include sector risks and risks related to investing for value.

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Value Fund--Performance Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 3.39%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 23.89% (quarter ended December 31, 1998). Its lowest quarterly return was (17.91)% (quarter ended September 30, 2002).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)	1 Year	5 Years	10 Years
Fund
Return Before Taxes	27.73%	2.70%	10.49%
Return After Taxes on Distributions(1)	27.47%	1.61%	8.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	18.00%	1.91%	8.38%
S&P 500	28.68%	(0.57)%	11.07%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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SouthTrust Growth Fund

What is the Growth Fund's Goal?

The Fund's goal is capital appreciation.

What are the Fund's Main Investment Strategies?

The Fund's investment approach focuses on owning stocks of well-known companies which the Adviser believes offer the potential for long-term growth. These companies will generally be "blue chip" companies, i.e., companies that are nationally known, have a long record of profit growth and dividend payment, and a reputation for quality management, products and services. These companies will generally have market capitalizations over $10 billion, which is considered to be the large capitalization sector of the market. Although the Fund seeks to buy stocks when they are attractively valued, quality and growth potential are considered to be more important than valuation.

What are the Main Risks of Investing in the Fund?

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include sector risks and risks related to investing for growth.

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Growth Fund--Performance Bar Chart and Table*

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.38%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 24.94% (quarter ended December 31, 1998). Its lowest quarterly return was (17.48)% (quarter ended June 30, 2002).

Average Annual Total Return Table*

The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)	1 Year	5 Years	10 Years
Fund
Return Before Taxes	17.40%	(3.52)%	8.61%
Return After Taxes on Distributions(1)	17.40%	(3.91)%	8.40%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.31%	(3.00)%	7.64%
S&P 500	28.68%	(0.57)%	11.07%

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

* The South Trust Growth Fund is the successor to a portfolio of a common trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 20, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for periods before the SouthTrust Growth Fund's registration statement became effective on August 10, 1999, as adjusted to reflect SouthTrust Growth Fund's expenses and sales load. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund bad been registered under the 1940 Act, the performance may have been adversely affected.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund and Growth Fund ..

	Value Fund	Growth Fund
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)(1)	0.00%	0.00%
Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%	0.75%
Distribution (12b-1) Fee(3)	None	0.25%
Shareholder Services Fee(4)	0.25%	0.25%
Other Expenses	0.19%	0.33%
Total Annual Fund Operating Expenses	1.19%	1.58%
(1) A 1.00% redemption fee applies only to purchases at net asset value (investments of $1,000,000 or more) which are redeemed within one year of purchase. See "How to Redeem and Exchange Shares".

(2) Although not contractually obligated to do so, the distributor and the shareholder servicing agent waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.20%	0.42%
Total Actual Annual Fund Operating Expenses (after waivers)	0.99%	1.16%

(3) The Growth Fund did not pay or accrue the distribution (12b-1) fee during the year ended April 30, 2004. The Growth Fund has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending April 30, 2005.

(4) The shareholder servicing agent voluntarily waived a portion of the shareholder services fee. The shareholder servicing agent can terminate this voluntary waiver at any time. The shareholder services fees paid by the Value Fund and the Growth Fund (after the voluntary waivers) were 0.05% and 0.08%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Value Fund and Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Value Fund and Growth Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Value Fund and Growth Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Value Fund
Expenses assuming redemption	$566	$811	$1,075	$1,828
Expenses assuming no redemption	$566	$811	$1,075	$1,828
Growth Fund
Expenses assuming redemption	$603	$926	$1,272	$2,244
Expenses assuming no redemption	$603	$926	$1,272	$2,244

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MORE INFORMATION ON THE FUNDS' STRATEGIES

What is the Value Fund's Investment Approach?

The Fund's investment approach focuses on owning stocks of well-managed companies with strong earnings growth that are trading at valuation levels that provide the potential for long-term growth. The approach revolves around a constant search for well-managed companies in good businesses that are being overlooked by other investors and, as a result, sell at sharply discounted valuations to other companies in their industry and the overall market. Great companies that become temporarily depressed and fall to below market valuations represent ideal purchase candidates, but the average holding tends to be an emerging industry leader where investors have yet to recognize the company's strength, despite it having achieved a meaningful size and industry importance. While special situations represent the smallest part of the portfolio, big gains often come from companies with solid businesses which have had major problems resulting in their stock becoming very depressed. Gains from such investments are often of the magnitude to drive the overall performance of the Fund well above its benchmark norms. Our search is for situations where actions which have a high probability of success to correct the problems have been taken, yet investors have not focused on the significance of the changes. The approach combines sophisticated quantitative screening to identify the companies with the most attractive fundamental characteristics with disciplined fundamental analysis.

The Adviser considers the attractiveness of the company's industry as well as its core strengths (quality of management, financial position and competitive posture). The Adviser carefully analyzes a company's competitive position within its industry, its strategic plans and financial statements in an effort to understand the variables driving its earnings growth.

Ideally, the Fund seeks well-managed companies that provide a unique, value- added product or service and possess a competitive advantage, such as being the low-cost producer or having a dominant market share. Typically, companies should generate excess cash flows and maintain relatively underleveraged balance sheets. These characteristics support sustainable, superior earnings growth, which is generally necessary to drive a stock's price substantially higher over the long term. The earnings analysis focuses on: superior long-term profits potential; the quarterly earnings trend; how reported results compare with expectations; and whether earnings estimates are being raised or lowered. In summary, the search is for excellent companies with above average to superior growth prospects.

But, valuation is the most important factor in selecting stocks for the Fund. The focus is to uncover stocks of companies selling at attractive valuations based on: price-to-earnings, price-to-sales, price-to-cash flow and price-to-earnings growth. The Fund's strategy is to own stocks with above-average to superior growth, identified when they are attractively priced. Research is used to project a realistic fundamental price range for the stock over the next 12 months and beyond. The projected price range is important because it is used in determining the risk/reward relationship, which drives the investment decision. Only after gaining an understanding of what price range is realistic for a stock is the decision made on whether it is attractive for purchase in the Fund. While a great deal of analysis and effort is placed into the purchase decision, the sell decision is equally important. A stock may also be sold if the reason for purchasing it is no longer valid. A stock may also be eliminated when it hits our price target or is no longer attractive relative to other stocks.

In summary, the investment approach for the Value Fund is a consistent, disciplined search for solid companies with attractive earnings growth prospects whose share prices are at levels that offer substantial upside potential and limited downside risk. The investments are generally held for prospective long-term appreciation and tend to be sold only when either the fundamental situation changes or the stock price reaches its target potential.

What is the Growth Fund's Investment Approach?

The Fund's investment approach is focused on owning stocks of large, well- known companies which are believed to have the potential for superior long- term growth. The Fund seeks companies with above average financial strength and predictable stable earnings growth. In selecting stocks, the Adviser considers sales trends, profit margins and the company's competitive position within its industry. Investment in research and facilities, and new product development often plays an important role in the investment decision. But, most important, the Fund seeks to own stocks in companies with proven management and business plans that greatly enhance their probability of success in the highly competitive business environment. Most companies owned will be industry leaders with low cost operations. A strong balance sheet with cash flow adequate to support superior growth in a necessity. While we seek to buy the stocks when they are at the low end of their relative valuation ranges, quality and growth is generally considered more important than valuation in stocks held in the portfolio.

In summary, management, financial strength, a low cost position, competitive products, and the probability of predictable superior earnings growth guide our stock selection.

WHAT ARE THE PRINCIPAL SECURITIES
IN WHICH THE FUNDS INVEST?

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Depositary Receipts

Depositary receipts represent interest in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause the Funds to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for their shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

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In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and you could lose money. Also, there is no assurance that a Fund will achieve its investment objective.

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Stock Market Risks

  The value of equity securities in the Funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Funds' portfolios will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money.
  The Adviser attempts to manage market risk by limiting the amount the Funds invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

Risks Related to Investing for Value

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Payment must be received no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

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The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. SouthTrust Bank or a broker/dealer (a SouthTrust Funds Dealer) that has entered into a sales agreement with Federated Securities Corp., the Funds' distributor ("Distributor"), may set different minimums for their customers.

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Sales Charge When You Purchase Fund Shares

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Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Allowance as a Percentage of Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 but less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	1.75%	1.78%	1.25%
$1,000,000 or more*	0.00%	0.00%	0.00%

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* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem and Exchange Shares."

The sales charge at purchase may be reduced or eliminated by:

  purchasing shares in greater quantities to reduce the applicable sales charge; combining concurrent purchases of shares by you, your spouse, and your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of shares within 13 months (call your SouthTrust Funds Dealer or the Fund for more information).

The sales charge will be eliminated when you purchase shares:

  of $1 million or more;
  by reinvesting redemption proceeds within 30 days of redeeming shares;
  by exchanging shares of a Fund for other SouthTrust Funds or Class A Shares in certain Federated Funds which are distributed by the Distributor;

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If your investment qualifies for a reduction or elimination of the sales charge, you, SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer should notify the Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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From time to time, the Distributor may offer special concessions to enable investors to purchase shares of the Funds at NAV. To qualify for a NAV purchase, you must pay for such purchases with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. Proceeds from the redemption of shares on which no sales charges or commission were paid do not qualify for a purchase at NAV.

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Shares of the Funds may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor, affiliates of the Adviser, or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.

Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor.

The Distributor may waive, from time to time, the sales charge applicable to Shares of the Fund on sales to customers of affiliates of the Adviser.

HOW ARE THE FUNDS SOLD?

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The Distributor markets the shares described in this prospectus to institutions and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12b-1 Plan--Growth Fund

The Growth Fund has adopted a Rule 12b-1 Plan (Plan), which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's shares. There is no present intention to activate the Plan. Once the Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Plan was acitvated, it would be permitted to pay up to 0.25% of the average daily net assets of the Fund as a distribution fee to the Distributor. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

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You may purchase shares through SouthTrust Funds Shareholder Services, SouthTrust Securities, Inc., through your SouthTrust Funds Dealer, or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents that are not Trust customers of SouthTrust Bank should purchase shares through SouthTrust Securities, Inc. The Funds reserve the right to reject any request to purchase or exchange shares.

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Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

  Establish your account with the Fund by submitting a completed account application; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of shares and your shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and the shares will be priced at the next calculated public offering price after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund (existing shareholders should note their account number on the check), and mail it to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund). If your check does not clear, your purchase will be canceled and you could be responsible for any losses or fees the Fund or its transfer agent incurs.

By Wire

To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and the Federal Reserve wire are open.

By Telephone

Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-888-735-3441.

Through a SouthTrust Funds Dealer

  Establish an account with a SouthTrust Funds Dealer; and
  Submit your purchase order to your SouthTrust Funds Dealer before the end of trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the SouthTrust Funds Dealer forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment. SouthTrust Funds Dealers should send payments according to the instructions in the sections "By Check" or "By Wire."

Through an Exchange

You may purchase shares through an exchange from another SouthTrust Fund or Class A Shares of one of the Federated Funds. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Call SouthTrust Funds Shareholder Services to find out which Federated Funds are eligible for exchanges.

You may telephone an exchange request by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers should contact their account officer.

By Automatic Investment Program (AIP)

Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an AIP application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the AIP Application.

HOW TO REDEEM AND EXCHANGE SHARES

You may redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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The Funds reserve the right to wire redemption proceeds within seven business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemptions by wire can only be made on days the Federal Reserve wire system, SouthTrust, and the Funds are open for business. See "Payment Methods for Redemptions."

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By Mail

You may redeem or exchange shares by mailing your request to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All requests must include:

  Fund name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Through a SouthTrust Funds Dealer

Submit your redemption or exchange request to SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. Keep in mind that wire transfers of redemption proceeds can only occur on days when the Federal Reserve wire system is open. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed the next business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption Fee

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at NAV (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of the charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. Certain redemptions are not assessed a fee. Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for more information.

The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.

Exchange Privileges

Shareholders who have purchased shares of the Funds (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange into one of the other SouthTrust Funds or one of the Class A Share Federated Funds without paying an additional sales charge. Shareholders exchanging shares of SouthTrust U.S. Treasury Money Market Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.

To do this, you must:

  exchange shares having a NAV of at least $1,000;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

The Funds may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

Automatic Withdrawal Plan (AWP)

You may automatically redeem shares if the value of your account equals $10,000 or more other than retirement accounts subject to required minimum distributions. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for automatic transactions). In addition, you will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Funds declare and pay any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain. Contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, SouthTrust Investment Advisors, a department of SouthTrust Bank. SouthTrust Bank, an Alabama state-chartered bank, is headquartered in Birmingham, Alabama and is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser manages each Fund's assets, including the selection and management of portfolio securities. The Adviser, SouthTrust Bank, and SouthTrust Corporation all have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

Prior to March 15, 2001, SouthTrust Bank served as the Adviser to each of the Funds. In 2001, SouthTrust Bank, acting pursuant to the newly enacted legal requirements of the Gramm-Leach-Bliley Act, registered SouthTrust Investment Advisors as an investment adviser with the SEC. This registration became effective as of March 15, 2001, at which time SouthTrust Investment Advisors became the Adviser to the Funds.

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The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of April 30, 2004, the Adviser had approximately $3.5 billion in assets under management.

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The Adviser receives an investment advisory fee from each Fund, computed daily and payable monthly, at an annual rate of 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Investment decisions for the Value Fund and Growth Fund are made by investment teams with Jon F. Goebel as the lead portfolio manager for the Value Fund and Joseph C. Ford as the lead portfolio manager for the Growth Fund.

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Mr. Goebel has guided the Value Fund since joining SouthTrust Bank in June 1994. Mr. Goebel is the Chief Investment Officer of SouthTrust Investment Advisors. He is a Chartered Financial Analyst and has a master's degree from the University of Nebraska. Prior to joining SouthTrust, Mr. Goebel served in a similar capacity for North Carolina Trust Company. The Value Fund is co-managed by John von Eschenbach. Mr. von Eschenbach is a Senior Porfolio Manager and the Managing Director of the Personal Investment Management Group, providing the Fund with over 15 years of investment management experience. Mr. von Eschenbach is also responsible for the management of separate equity accounts for SouthTrust's largest client relationships. He is a Chartered Financial Analyst and earned his bachelor of arts degree in Finance from Auburn University prior to joining SouthTrust in 1989.

Joseph C. Ford is the lead portfolio manager for the investment team responsible for the Growth Fund. Mr. Ford is a Senior Vice President and Director of Institutional Fund Management for SouthTrust Asset Management Company. He brings more than 24 years experience to the Management of the Growth Fund and has been a member of the SouthTrust investment team since 1995. Prior to this he was a Senior Vice President and Senior Portfolio Manager at SunBank Capital Management in Orlando, Florida form 1983 to 1995. For the period 1979 to 1983, Mr. Ford was Assistant Vice President and Trust Investment Officer for Virginia National Bankshares, Inc. in Norfolk, Virginia. Mr. Ford earned a bachelor of arts degree in Economics from Belmont Abbey College.The Growth Fund is co-managed by Grady C. Tabor. Mr. Tabor is a Vice President and Senior Portfolio Manager for SouthTrust Asset Management Company. He joined SouthTrust in 2001 from Raymond James Financial Services in Memphis, Tennessee. Mr. Tabor is a Chartered Financial Analyst with a master's degree in Finance from the University of Memphis and a bachelor of science degree in Finance from the University of Tennessee.

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FINANCIAL INFORMATION

Financial Highlights

The Financial Highlights will help you understand the Value Fund's and the Growth Fund's financial performance for the Funds' past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information for the three years ended April 30, 2004 has been audited by KPMG LLP, whose report, along with the Value Fund's and Growth Fund's audited financial statements, is included in the Annual Report.

SOUTHTRUST VALUE FUND FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,
	2004	2003	2002(1)	2001	2000
Net Asset Value, Beginning of Period	$ 12.30	$ 15.29	$ 17.04	$ 16.97	$ 17.90
Income From Investment Operations:
Net investment income	0.08	0.09	0.08	0.09	0.06
Net realized and unrealized gain (loss) on investments	3.83	(2.93)	(1.45)	1.75	0.63

Total from investment operations	3.91	(2.84)	(1.37)	1.84	0.69

Less Distributions:
Distributions from net investment income	(0.07)	(0.09)	(0.07)	(0.09)	(0.06)
Distributions from net realized gain on investments	--	(0.06)	(0.31)	(1.68)	(1.56)

Total distributions	(0.07)	(0.15)	(0.38)	(1.77)	(1.62)

Net Asset Value, End of Period	$ 16.14	$ 12.30	$ 15.29	$ 17.04	$ 16.97

Total Return(2)	31.87%	(18.50)%	(8.04)%	12.12%	4.26%
Ratios to Average Net Assets:
Expenses	0.99%	0.99%	0.98%	0.98%	0.94%
Net investment income	0.54%	0.74%	0.49%	0.53%	0.37%
Expense waiver/ reimbursement(3)	0.20%	0.20%	0.20%	0.20%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$ 313,929	$ 250,385	$ 325,965	$ 345,656	$ 329,419
Portfolio turnover	33%	37%	43%	54%	45%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated April 30, 2004, which can be obtained free of charge.

SOUTHTRUST GROWTH FUND FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Period Ended April 30, 2000(2)
	2004	2003	2002(1)	2001
Net Asset Value, Beginning of Period	$ 6.20	$ 6.88	$ 8.39	$ 10.40	$ 10.00
Income From Investment Operations:
Net investment income (loss)	(0.00)(3)	(0.00)(3)	(0.00)(3)	(0.00)(3)	--
Net realized and unrealized gain (loss) on investments	0.95	(0.68)	(1.51)	(1.30)	0.65

Total from investment operations	0.95	(0.68)	(1.51)	(1.30)	0.65

Less Distributions:
Distributions from net realized gain on investments	--	--	--	(0.71)	(0.25)

Net Asset Value, End of Period	$ 7.15	$ 6.20	$ 6.88	$ 8.39	$ 10.40

Total Return(4)	15.32%	(9.88)%	(18.00)%	(12.68)%	6.54%

Ratios to Average Net Assets:
Expenses	1.16%	1.19%	1.13%	1.08%	1.15%(5)
Net investment income (loss)	(0.08)%	(0.07)%	(0.19)%	(0.10)%	(0.01)%(5)
Expense waiver/ reimbursement(6)	0.17%	0.17%	0.19%	0.20%	0.20%(5)
Supplemental Data:
Net assets, end of period (000 omitted)	$ 86,311	$ 69,316	$ 71,904	$ 90,536	$ 86,367
Portfolio turnover	19%	20%	27%	19%	28%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.

(3) Per share amount is less than $(0.01).

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) Computed on an annualized basis.

(6) This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated April 30, 2004, which can be obtained free of charge.

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[Logo of SouthTrust Funds]

SOUTHTRUST VALUE FUND
SOUTHTRUST GROWTH FUND

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A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments are contained in the Funds' SAI, and Annual and Semi- Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

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You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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JUNE 30, 2004

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Statement of Additional Information

SOUTHTRUST VALUE FUND

SOUTHTRUST GROWTH FUND

PORTFOLIOS OF SOUTHTRUST FUNDS

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the prospectus for SouthTrust Value Fund and SouthTrust
Growth Fund (the Funds), dated June 30, 2004. This SAI incorporates by reference the Funds' Annual Report.  Obtain the  prospectuses or the Annual Report without charge by calling 1-800-843-8618.

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June 30, 2004
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                                    Contents
                                    How are the Funds Organized?
                                    Securities in Which the Funds Invest
                                    What do Shares Cost?
                                    How are the Funds Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption Fee
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Funds?
                                    How Do the Funds Measure Performance?
                                    Financial Information
                                    Addresses

Cusip 844734301
Cusip 844734509

G00859-06 (6/04)

HOW ARE THE FUNDS ORGANIZED?

The SouthTrust Value Fund and SouthTrust Growth Fund are diversified  portfolios of SouthTrust Funds (Company).  The Company is an open-end management investment company that was established as a Massachusetts business trust under the laws of the  Commonwealth  of  Massachusetts  on March 4, 1992.  The  Company  may offer separate  series of shares  representing  interests  in separate  portfolios  of securities.

The Board of Trustees has established five diversified investment portfolios and one non-diversified investment portfolios.  This SAI relates to SouthTrust Value
Fund  and  SouthTrust  Growth  Fund  only.  The  Funds'  investment  adviser  is
SouthTrust Investment Advisors (Adviser),  a registered investment adviser and a department of SouthTrust Bank.

SECURITIES IN WHICH THE FUNDS INVESTS

In pursuing  their  investment  strategy,  the Funds may invest in the following securities for any purpose that is consistent with their  respective  investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund; or

A = Acceptable (but not principal) investment of a Fund;

 Securities                                     Value      Growth
                                                Fund        Fund
 Equity Securities                                P          P
 Common Stocks                                    P          P
 Preferred Stocks                                 A          A
 Real Estate Trusts                               A          A
 Warrants                                         A          A
 Fixed Income Securities                          A          A
   Treasury Securities                            A          A
    Agency Securities                             A          A
   Corporate Debt Securities                      A          A
   Commercial Paper                               A          A
   Demand Instruments                             A          A
   Zero Coupon Securities                         A          A
   Bank Instruments                               A          A
   Credit Enhancement                             A          A
   Variable Rate Demand Notes                     A          A
   Convertible Securities 1                       A          A
 Foreign Securities                               A          A
    Depositary Receipts                           A          A
     Brady Bonds                                  A          A
 Derivative Contracts                             A          A
     Futures Contracts                            A          A
     Options                                      A          A
     Hybrid Instruments                           A          A

1.   Although the Value Fund may acquire  convertible  securities that are rated below  investment  grade,  the Company does not expect that  investments in lower rated convertible securities will exceed 5% of the value of the total assets at the time of purchase.

                                             A          A
Special Transactions
   Repurchase Agreements                     A          A
   Reverse Repurchase Agreements             A          N
   Delayed Delivery                          A          A
   To Be Announced Securities                A          A
Securities Lending 2                         A          A
   Asset Coverage                            A          A
Investing in Securities of Other Investment  A          A
Companies
Illiquid Securities                          A          A

2.   Such  loans  will not  exceed 33 1/3% of a Fund's  total  assets.  Loans of portfolio  securities by a Fund will be collateralized by cash,  letters of credit or U.S.  government  securities which are maintained at all times in an amount equal to at least 100% of the current  market value of the loaned securities.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities  represent a share of an issuer's  earnings and assets,  after the  issuer  pays its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following describes the types of equity securities in which the Funds invest.

Common Stocks

Common  stocks are the most  prevalent  type of equity  security.  Common stocks receive  the  issuer's  earnings  after the issuer  pays its  creditors  and any preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified  dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate  in dividends  and  distributions  paid on common  stock.  Preferred stocks may also permit the issuer to redeem the stock.

Real Estate Investment Trusts (REITs)

REITs  are real  estate  investment  trusts  that  lease,  operate  and  finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit  their  operations  and  distribute  most of their  income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants  give a Fund the  option to buy the  issuer's  equity  securities  at a specified price (the exercise price) at a specified  future date (the expiration date).  A Fund may buy the  designated  securities by paying the exercise  price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.
Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income securities in which the Funds invest.

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Investors regard Treasury securities as having the lowest credit risks.

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Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds.

Other GSE securities receive support through federal  subsidies,  loans or other benefits.  For example,  the U.S.  Treasury is authorized to purchase  specified amounts of  securities  issued by (or  otherwise  make funds  available  to) the
Federal Home Loan Bank System,  Federal Home Loan Mortgage Corporation,  Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities  have no explicit  financial  support,  but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit  System,  Financing  Corporation,  and  Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats  mortgage-backed  securities  guaranteed  by a GSE as if issued or guaranteed  by a federal  agency.  Although  such a guarantee  protects  against credit risks, it does not reduce market and prepayment risks.

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Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.  The Funds may also purchase  interests in bank loans to companies.  The credit risks of corporate debt  securities  vary widely among issuers.  In  addition,  the credit risk of an issuer's  debt  security may vary based on its priority for repayment.  For example,  higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)  securities.
This means that the issuer might not make  payments on  subordinated  securities while  continuing to make  payments on senior  securities.  In addition,  in the event of bankruptcy,  holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities notes, also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue  securities  known as surplus notes that permit the  insurance  company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third  party,  such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term  securities,  even though their stated maturity may extend beyond one year.

Zero Coupon Securities

Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount  paid at  maturity  represents  interest  on the  zero  coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest  bearing  bonds by  separating  the right to receive the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the most common forms of stripped  zero coupon  securities.  In  addition,  some securities give the issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

The  Funds  may  purchase  securities  backed  by  credit  enhancement.   Credit
enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives  reimbursement from the issuer.  Normally,  the credit enhancer has greater financial  resources and liquidity than the issuer. For this reason, the
Adviser  usually  evaluates  the credit risk of a fixed  income  security  based solely upon its credit enhancement.

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default  occurs,  these assets may be sold and the proceeds paid to security's holders.  Either form of credit  enhancement  reduces  credit risks by providing another source of payment for a fixed income security.

Variable Rate Demand Instruments

Variable rate demand  instruments  are  securities  that require the issuer or a third party,  such as a dealer or bank, to repurchase  the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the  securities  to trade at their face value.  The Funds treat  demand instruments  as  short-term  securities,  because their  variable  interest rate adjusts in  response  to changes  in market  rates,  even  though  their  stated
maturity may extend beyond thirteen months.

Convertible Securities

Convertible  securities  are fixed  income  securities  that have the  option to exchange  for equity  securities  at a specified  conversion  price.  The option allows a Fund to realize  additional  returns if the market  price of the equity securities  exceeds the  conversion  price.  For example,  a Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Foreign Securities

Foreign  securities  are  securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary  receipts  represent  interests in underlying  securities issued by a foreign  company.  Depositary  receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts (ADRs) are traded outside the United States.  ADRs provide a way to buy shares of  foreign-based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.

Brady Bonds

Brady  Bonds  are  U.S.  dollar   denominated   debt  obligations  that  foreign
governments  issue in exchange  for  commercial  bank loans.  The  International
Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady
Bonds is collateralized  by zero coupon U.S. Treasury  securities which have the same maturity as the Brady Bonds.  However,  neither the U.S. government nor the
IMF has guaranteed the repayment of any Brady Bond.


Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate,  stock market,  currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the  following  types of derivative  contracts,  including combinations thereof:

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the  definition  of the term  "commodity  pool  operator"  under  the  Commodity
Exchange Act and,  therefore,  is not subject to registration or regulation as a commodity  pool  operator  under  that Act.  Futures  contracts  traded  OTC are frequently referred to as forward contracts.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  The seller (or  writer) of the option  receives a payment,  or premium, from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises)  the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide  variety of  underlying  assets or  instruments,
including  financial  indices,   individual  securities,  and  other  derivative
instruments,  such as futures  contracts.  Options  that are  written on futures contracts  will be subject to margin  requirements  similar to those  applied to futures contracts.

The Fund may buy/sell the following types of options:

Call Options

A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer)  of the option.  The Fund may use call  options in the following ways:

|X|  Buy call options on financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

|X|  Write call options on financial  futures to generate  income from  premiums and in anticipation of a decrease or only limited  increase in the value of the underlying asset. If a call written by the Fund is exercised,  the Fund foregoes  any  possible  profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options

A put  option  gives the holder  the right to sell the  underlying  asset to the writer of the option. The Fund may use put options in the following ways:

|X|  Buy put options on financial  futures in  anticipation of a decrease in the value of the underlying asset; and

|X|  Write put options on financial  futures to generate  income from  premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the  underlying  asset when its current market price is lower than the exercise price.

The Fund may also buy or write options,  as needed, to close out existing option positions.


Special Transactions

Repurchase Agreements

Repurchase  agreements are  transactions  in which a Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities
dealers,   deemed   creditworthy  by  the  Adviser.   The  Funds'  custodian  or
subcustodian  will take  possession  of the  securities  subject  to  repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security  each day to ensure  that the value of the  security  always  equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase  agreements are repurchase  agreements in which a Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which a Fund buys  securities for a set price,  with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced (TBA) Securities

As with other when issued transactions,  a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be  delivered.  Instead,  a Fund  agrees to accept  any  security  that meets specified  terms.  For  example,  the Fund and the seller  would  agree upon the issuer,  interest  rate and terms of the  underlying  securities.  However,  the seller would not identify the specific  underlying  security until it issues the security.

Securities Lending

The Funds may lend  portfolio  securities  to borrowers  that the Adviser  deems creditworthy.  In return,  a Fund  receives cash or liquid  securities  from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash  collateral.  Loans are subject to  termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan,  but it will  terminate  a loan in  anticipation  of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated  portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks.

Hybrid Instruments

Hybrid  instruments  combine  elements  of  derivative  contracts  with those of another security  (typically a fixed income  security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also  include  convertible  securities  with  conversion  terms  related  to  an underlying asset or benchmark.

The risks of investing in hybrid instruments  reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid  instrument may entail significant  risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater  interest rate risks than traditional  instruments.  Moreover, depending on the structure of the particular  hybrid,  it may expose the Fund to leverage risks or carry liquidity risks.

Asset Coverage

In order to secure their obligations in connection with derivatives contracts or special  transactions,  the Funds will either own the underlying  assets,  enter into an offsetting transaction or set aside readily marketable securities with a value  that  equals  or  exceeds a Fund's  obligations.  Unless a Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such obligations entering into an offsetting  derivative contract or terminating a  special  transaction.  This  may  cause  a Fund  to  miss  favorable  trading
opportunities   or  to  realize  losses  on  derivative   contracts  or  special
transactions.

Investing in Securities of Other Investment Companies

The Funds may invest their assets in securities of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted  that  investment  companies  incur  certain  expenses,  such as management  fees,  and,  therefore,  any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities

The  Funds  may  invest  up to 15% of the  total  value of their  net  assets in securities that are illiquid.  An illiquid security is one which may not be sold or  disposed  of in the  ordinary  course  of  business  within  seven  days  at approximately the value at which the Fund has valued it on its books. Repurchase agreements  with  maturities  in excess of seven days will be  considered by the
Funds to be illiquid.

INVESTMENT RISKS

There are many factors which may affect an  investment in the Funds.  The Funds'
principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Stock Market Risks
o    The value of equity  securities in a Fund's  portfolio  will rise and fall.
     These  fluctuations  could be a sustained  trend or a drastic  movement.  A
     Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money.  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's  equity securities.  However,  diversification  will  not  protect  a Fund  against widespread or prolonged declines in the stock market.

Sector Risks
o    Companies  with similar  characteristics  may be grouped  together in broad categories  called sectors.  Sector risk is the possibility  that a certain sector may under  perform  other  sectors or the market as a whole.  As the
     Adviser  allocates  more of a Fund's  portfolio  holdings  to a  particular sector,  the Fund's  performance  will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related To Investing For Growth
o    Due to their relatively high  valuations,  growth stocks are typically more volatile than value stocks.  For instance,  the price of a growth stock may experience a larger  decline on an  analyst's  downward  earnings  estimate revision,  a negative  fundamental  development,  or other  adverse  market development. Further, growth stocks tend to have lower dividend yields than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.

Risks Related to Investing for Value
o    Due to their  relatively  low  valuations,  value stocks are typically less volatile than growth stocks.  For instance,  the price of a value stock may experience a smaller increase on a forecast of higher earnings,  a positive fundamental  development,  or positive market development.  Further,  value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price  changes for returns and may lag behind  growth stocks in an up market.

Currency Risks
o    Exchange rates for currencies  fluctuate daily. The combination of currency risk and market  risk tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the United States.

o    The Adviser  attempts to manage currency risk by limiting the amount a Fund invests  in  securities  denominated  in a  particular  currency.  However, diversification  will not protect a Fund against a general  increase in the value of the U.S. dollar relative to other currencies.

Risks Of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Foreign  financial  markets  may  also  have  fewer  investor  protections.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the United States.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable  price or time.  Consequently,  a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which  could have a  negative  effect on a
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the  possibility  that a Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Leverage Risks

o    Leverage  risk is created when an  investment  exposes a Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Interest Rate Risks

o    Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or  principal  when due. If an issuer  defaults,  a
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's Investors Service.  These services assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  the Funds must rely entirely upon the Adviser's  credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the  transaction  or prevent a Fund from  selling or buying other securities to implement its investment strategy.

Risks Associated with Noninvestment Grade Securities

o    Securities  rated  below  investment  grade,  also  known  as  junk  bonds, generally  entail greater  interest rate,  credit and liquidity  risks than investment grade securities.  For example,  their prices are more volatile, economic  downturns  and  financial  setbacks  may affect their prices more negatively, and their trading market may be more limited.


Risks of Investing in Derivative Contracts and Hybrid Instruments

o    The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the  derivative  contracts  and  hybrid  instruments  in which  the Fund invests may not be correlated  with changes in the value of the  underlying asset or if they are  correlated,  may move in the opposite  direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by offsetting  favorable  price  movements in portfolio holdings.  Third, there is a risk that derivatives  contracts and hybrid  instruments may be mispriced or improperly valued and, as a result, the Fund may need to make  increased  cash  payments  to the  counterparty.
     Finally,  derivative contracts and hybrid instruments may cause the Fund to realize  increased  ordinary income or short-term  capital gains (which are treated as  ordinary  income for  Federal  income tax  purposes)  and, as a result,  may increase taxable  distributions  to  shareholders.  Derivative contracts  and hybrid  instruments  may also  involve  other  risks such as interest rate, credit, liquidity and leverage risks.


INVESTMENT LIMITATIONS

The following investment limitations pertain to each of the SouthTrust Funds. No
Fund may:

1.   Purchase  securities  of any one  issuer  other than  securities  issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities  or certificates  of  deposit  for any such  securities  if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the  securities  of  such  issuer,  or  more  than  10% of the  issuer's outstanding  voting  securities  would be owned by the Fund or the Company, except  that up to 25% of the value of the Fund's  total  assets,  taken at current value,  may be invested  without regard to these  limitations.  For purposes of this  limitation,  a security is considered to be issued by the entity  (or  entities)  whose  assets and  revenues  back the  security.  A guarantee  of a  security  is not  deemed  to be a  security  issued by the guarantor  when the value of all  securities  issued and  guaranteed by the guarantor,  and owned by the Fund,  does not exceed 10% of the value of the
     Fund's total assets.

2.   Borrow  money or issue senior  securities  except that each Fund may borrow from banks and enter  into  reverse  repurchase  agreements  for  temporary purposes in amounts up to one-third of the value of its total assets at the time of such  borrowing;  or mortgage,  pledge or  hypothecate  any assets, except in  connection  with any such  borrowing  and then in amounts not in excess of  one-third of the value of the Fund's total assets at the time of such  borrowing.  No Fund will  purchase  securities  while  its  aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total  assets are  outstanding.  Securities  held in escrow  or  separate  accounts  in  connection  with  a  Fund's  investment practices are not deemed to be pledged for purposes of this limitation.

3.   Purchase any  securities  which would cause 25% or more of the value of the
     Fund's  total  assets  at  the  time  of  purchase  to be  invested  in the securities  of one or more  issuers  conducting  their  principal  business activities in the same  industry,  provided that (a) there is no limitation with  respect to  instruments  that are issued  (as  defined in  Investment
     Limitation  No. 1 above) or  guaranteed  by the United  States,  any state, territory or possession of the United  States,  the District of Columbia or
     any  of  their  authorities,   agencies,   instrumentalities  or  political
     subdivisions  and (ii)  repurchase  agreements  secured by the  instruments
     described  in  clause  I;  (b)  wholly-owned   finance  companies  will  be
     considered to be in the industries of their parents if their activities are primarily  related to  financing  the  activities  of the  parents;  and(c)
     utilities will be divided  according to their  services (for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered as separate industry).

4.   Purchase or sell real estate, except that a Fund may purchase securities of issuers  which deal in real estate and may  purchase  securities  which are secured by interests in real estate.

5.   Acquire any other investment  company or investment company security except in connection with a merger,  consolidation,  reorganization or acquisition of assets or where  otherwise  permitted by the  Investment  Company Act of
     1940 (1940 Act).

6.   Act as an underwriter  of  securities,  except to the extent that it may be deemed an  underwriter  within the meaning of the Securities Act of 1933 on
     disposition  of  securities   acquired  subject  to  legal  or  contractual
     restrictions on resale.

7.   Write  or sell  put  options,  call  options,  straddles,  spreads,  or any combination  thereof,  except for  transactions  in options on  securities, securities  indices,  futures  contracts,  options on futures contracts and transactions  in securities on a when-issued or forward  commitment  basis, and except that a  non-money  market  fund may enter into  forward  foreign currency  contracts and options  thereon in accordance  with its investment objectives  and  policies.  8.  Purchase  securities  of companies  for the purpose of exercising control.

9.   Purchase securities on margin, make short sales of securities or maintain a short position,  except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of  securities  short  against  the box or a  Fund's  transactions  in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10.  Purchase  or sell  commodity  contracts,  or invest in oil,  gas or mineral exploration  or  development  programs,  except  that each Fund may, to the extent  appropriate to its investment  policies,  purchase  publicly traded securities  of companies  engaging in whole or in part in such  activities, may enter into futures  contracts  and related  options,  and may engage in transactions insecurities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment  objectives and policies.

11.  Make loans,  except that each Fund may purchase  and hold debt  instruments
     (whether  such  instruments  are part of a  public  offering  or  privately negotiated),  may lend  portfolio  securities  and  enter  into  repurchase agreements in accordance with its investment objective and policies.

If   a percentage  limitation  is satisfied at the time of  investment,  a later increase  or  decrease in such  percentage  resulting  from a change in the value of a Fund's  investments  will not  constitute  a  violation  of such
     limitation,   except  that  any  borrowing  by  a  Fund  that  exceeds  the fundamental  investment  limitations  stated  above must be reduced to meet such  limitations  within the period  required  by the 1940 Act  (currently three days).  Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

The above  limitations  cannot be changed  unless  authorized  by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Funds' portfolio securities are determined as follows:

o    for equity securities, according to the last sale price or official closing price in the market in which they are primarily  traded  (either a national securities exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    for bonds and other fixed income securities,  according to the mean between the last  closing  bid and asked  prices  as  furnished  by an  independent pricing service;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for  short-term  obligations,  according  to the mean between bid and asked prices  as  furnished  by  an  independent  pricing  service,  except  that short-term  obligations  with remaining  maturities of less than 60 days at the time of  purchase  may be valued at  amortized  cost or at fair  market value as determined in good faith by the Board; and

o    for all other securities at fair value as determined in accordance with the procedures established by and under general supervision of the Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Funds' net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.

Reducing Or Eliminating The Front-End Sales Charge
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger  purchases  can reduce or  eliminate  the sales  charge you pay.  You can combine  purchases  of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee or fiduciary  for a single  trust  estate  or a  single  fiduciary  account  can be combined.

Accumulated Purchases

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases  still  invested in the Funds' in  calculating  the  applicable  sales charge on the additional purchase.

Concurrent Purchases

You can  combine  concurrent  purchases  of the same share  class of two or more
SouthTrust Funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating the sales charge.  The Funds' Custodian,  SouthTrust Bank, will hold
Shares in escrow equal to the maximum  applicable sales charge.  If you complete the Letter of Intent,  the  Custodian  will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate  amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Through SouthTrust Funds Shareholder Services

If you  purchase  Fund shares  directly  through  SouthTrust  Funds  Shareholder
Services,  your  purchase  will be made at the next  determined  NAV without any
Sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the current or retired Trustees, employees and sales representatives of the
     Funds, the Adviser,  the Distributor and their affiliates and the immediate family members of these individuals;

o     retired employees of SouthTrust Corporation and it's affiliates;

o    investors for whom SouthTrust Corporation or one of it's affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include transactions  executed by SouthTrust  Securities,  Inc., including, but not limited to, self-directed Individual Retirement Accounts); and

o    employees who purchase Shares through a payroll deduction plan sponsored by their employees.

HOW ARE THE FUNDS SOLD?

Under the  Distributor's  Contract with the Funds,  the  Distributor  (Federated
Securities  Corp.) located at Federated  Investors  Tower,  1001 Liberty Avenue,
Pittsburgh, PA 15222-3779 offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor  generally  pays up to 90% (and as much as 100%) of this  charge  to investment  professionals for sales and/or administrative services. Any payments to investment  professionals  in excess of 90% of the front-end sales charge are considered  supplemental  payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (GROWTH FUND only)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor  (who  may  then  pay  investment   professionals   such  as  banks,
broker/dealers,  trust departments of banks, and registered investment advisers)
for  marketing  activities  (such  as  advertising,  printing  and  distributing prospectuses,  and providing incentives to investment  professionals) to promote sales of Shares so that overall Fund assets are  maintained or  increased.  This helps the Fund  achieve  economies  of scale,  reduce  per share  expenses,  and provide  cash  for  orderly  portfolio  management  and  Share  redemptions.  In addition,  the Funds'  service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses.  In no event will the Funds pay for any  expenses  of the  Distributor that exceed the maximum Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore,  it may  take the  Distributor  a number  of  years to  recoup  these expenses.

SHAREHOLDER SERVICES

The  Funds  may pay  SouthTrust  Bank for  providing  shareholder  services  and maintaining  shareholder accounts.  SouthTrust Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.

EXCHANGING SECURITIES FOR SHARES

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Funds reserve the right to determine  whether to accept your  securities  and the minimum  market value to accept.  The Funds will value your securities in the same manner as they value their assets.  This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION FEE

In order to discourage short-term  investments in the Funds, the Company charges a redemption  fee in connection  with  redemptions  of shares held less than one year which were purchased at NAV (for  $1,000,000 or more).  The charge is 1% of either the lesser of the value of the shares  redeemed  (exclusive of reinvested dividends and capital gain  distributions) or the total cost of such shares, and is retained by the Funds and not paid to the Distributor.

The redemption fee is not assessed on:

o    exchanges  (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);

o    redemptions made in connection with distributions from qualified retirement plans,  403(b) plans or IRAs due to death,  disability or attainment of age
     59 1/2;

o    redemptions  resulting from the tax-free return of excess  contributions to
     IRAs or employee benefit plans; and

o    redemptions through certain automatic withdrawals.

REDEMPTION IN KIND

Although the Funds  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because  the Funds has  elected to be governed by Rule 18f-1 under the 1940 Act, the Funds is obligated to pay Share  redemptions to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio  securities,  valued in the same way as the Funds  determines its NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts law for obligations of the Company. To protect its shareholders,  the Company has filed legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally  liable for the Company's obligations,  the  Company is required  by the  Declaration  of Trust to use its property to protect or compensate the shareholder.  On request, the Company will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Company itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Funds gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the  Company  have equal  voting  rights,  except  that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of  outstanding  Shares of the Value Fund:  LYNSPEN &  Co.,
Birmingham, AL, owned approximately 18,519,981 Shares (95.40%).

As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Shares of the Growth Fund:  LYNSPEN &  Co.,
Birmingham, AL, owned approximately 11,235,741 Shares (93.08%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Funds intends to meet  requirements of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Funds will each be treated as a single,  separate  entity for federal income tax purposes so that income earned and capital gains and losses  realized by the
Company's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign  securities,  their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the  amount  of a  Fund  assets  to be  invested  within  various  countries  is uncertain.  However,  the  Funds  intends  to  operate  so  as  to  qualify  for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income  generally  consists  solely of the coupon  income  generated by the portfolio,  whereas  tax-basis  income includes gains or losses  attributable to currency  fluctuation.  Due to  differences  in the  book and tax  treatment  of fixed-income  securities  denominated in foreign currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the extent that currency  fluctuations  cannot be  anticipated,  a portion of  distributions  to shareholders  could  later be  designated  as a return of  capital,  rather than income,  for income tax purposes,  which may be of particular  concern to simple trusts.

If a Fund  invests  in the  stock  of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the  value of a Fund's  assets at the end of the tax year is represented by stock or securities of foreign corporations,  the Fund intends to qualify for certain Code stipulations  that would allow  shareholders to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign  taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is  responsible  for managing the Company's  business  affairs and for exercising all the Company's powers except those reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Company comprises six portfolios.

As of June 1, 2004,  the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

       Name
    Birth Date
      Address                                                        Aggregate
  Positions Held       Principal Occupation(s) for Past Five       Compensation
   with Company         Years, Other Directorships Held and     From Company (past
Date Service Began              Previous Positions                 fiscal year)

  William O. Vann * Principal Occupations:  President and             $12,000
    Birth Date:     Chairman, Vann Family Investments, LLC;
January 28, 1942    Trustee and Past Chairman, The Childrens'
P.O. Box 10645      Hospital of Alabama.
Birmingham, AL
TRUSTEE             Previous Position: Chairman and Chief
Began serving:      Executive Officer, Young & Vann Supply
April 1992          Co.; Partner, B&B Investments.

Thomas M. Grady.*   Principal Occupations:  Partner of the law        $12,000
Birth Date: July    firm of Hartsell & Williams, P.A.;
25, 1941            Member, Board of Directors, Pfeiffer
P.O. Box 2          University; Trustee, Cannon Foundation.
708 McLain Road
Kannapolis, NC
TRUSTEE
Began serving:
March 1996

Billy L. Harbert,   Principal Occupations:  President and             $12,000
Jr. *               Chief Executive Officer, B. L. Harbert
Birth Date: May     International LLC (construction).
23, 1965
                    Other Directorships Held:
B.L. Harbert        Member/Shareholder, Bonaventure Capital,
International LLC   LLC; Member /Shareholder, Bonaventure
820 Shades Creek    Partners LLC; Board Member/ Shareholder,
Parkway             Founders Trust Company, Inc.; and Member
Birmingham, AL      /Shareholder, Treble Range Partners, LLC.
TRUSTEE
Began serving:
March 1998

                   Principal Occupation:  President, Tubular          $13,200
Charles G. Brown,  Products Company (since 1985); Managing
III                Partner, Red Hollow Partnership.
Birth Date:
November 27, 1953
Tubular Products
Co.
1400 Red Hollow
Road
Birmingham, AL
CHAIRMAN AND
TRUSTEE
Began serving:
April 1992

Russell W.         Principal Occupations:  President and Chief        $12,000
Chambliss          Executive Officer, Mason Corporation
Birth Date:        (manufacturer of roll formed aluminum and
December 26, 1951  steel products).
Mason Corporation
123 Oxmoor Road
Birmingham, AL
TRUSTEE
Began serving:
April 1992

Lawrence W.        Principal Occupation:  Sr. Managing                $12,000
Greer              Partner, Greer Capital Advisers; President,
Birth Date:        S.C.O.U.T. Corp.
October 26, 1944
                   Other Directorships Held: Chairman, Board
Greer Capital      of Directors, Southern BioSystems;
Advisers LLC       Director, Daily Access Concepts, Inc.,
2200 Woodcrest     Electronic HealthCare Systems, Inc.,
Place, Suite 309   Cumberland Pharmaceuticals, Biotechnology
Birmingham, AL     Association of Alabama, and Research
TRUSTEE            Foundation- University of Alabama at
Began serving:     Birmingham.
October 1999

                   Principal Occupation: President, Jones             $12,000
George H. Jones,   & Kirkpatrick PC (accounting firm).
III
Birth Date: April
1, 1950
Jones &
Kirkpatrick PC
300 Union Hill
Drive
Birmingham, AL
TRUSTEE
Began Serving:
August 2001

*    Each Trustee is considered to be  "interested"  because of his ownership of the common stock of SouthTrust  Corporation.  Each "interested" Trustee has resigned  from the  Company  effective  as of the close of the June 4, 2004
     Board Meeting.

OFFICERS**

Name
Birth Date
Address
Positions Held with Company  Principal Occupation(s) and Previous Positions

Richard S. White, Jr.        Principal Occupations: Division President,
                             SouthTrust Capital Management Group.
Birth Date: March 14, 1934
SouthTrust Bank              Previous Positions: Executive Vice President,
420 North 20th Street        SouthTrust Capital Management Group.
Birmingham, AL
PRESIDENT
Began Serving: March 2002

Charles L. Davis, Jr.        Principal Occupations: Vice President, Managing
                             Director of Mutual Fund Services, Federated Services
                             Company, and President, Edgewood Services, Inc.
Birth Date: March
23, 1960                     Previous Positions: President, Federated Clearing
Federated                    Services and Director, Business Development, Mutual
Investors                    Fund Services, Federated Services Company.
Tower
1001 Liberty
Avenue
Pittsburgh, PA
CHIEF EXECUTIVE
OFFICER
Began Serving:
December 2002

Edward C. Gonzales           Principal Occupations: Executive Vice President  of
Birth Date: October 22, 1930 some of the Funds in the Federated Fund Complex;
Federated Investors Tower    Vice Chairman, Federated Investors, Inc.; Trustee,
1001 Liberty Avenue          Federated Administrative Services.
Pittsburgh, PA
EXECUTIVE VICE               Previous Positions:  President and Trustee or
PRESIDENT                    Director of some of the Funds in the Federated Fund
Began Serving: December 2002 Complex; CEO and Chairman, Federated Administrative
                             Services; Vice President, Federated Investment
                             Management Company, Federated Investment Counseling,
                             Federated Global Investment Management Corp. and
                             Passport Research, Ltd.; Director and Executive Vice
                             President, Federated Securities Corp.; Director,
                             Federated Services Company; Trustee, Federated
                             Shareholder Services Company.

Charles A. Beard             Principal Occupation: Senior Vice President,
Birth Date: October 26, 1946 SouthTrust Asset Management.
SouthTrust Bank
420 North 20th Street        Previous Positions:  Senior Vice President and
Birmingham, AL               Marketing Director, SouthTrust Capital Management
VICE PRESIDENT               Group.
Began Serving: March 2002

                             Principal Occupation:  Vice President, Federated
Beth S. Broderick            Services Company (1997 to present).
Birth Date: August 2, 1965
Federated Investors Tower    Previous Positions:  Client Services Officer,
1001 Liberty Avenue          Federated Services Company (1992-1997).
Pittsburgh,
PA
VICE PRESIDENT
Began Serving: July 1998

Richard J. Thomas             Principal Occupation:  Principal Financial Officer
                              and Treasurer of the Federated Fund Complex; Senior
Birth Date: June 17, 1954     Vice President, Federated Administrative Services.
Federated Investors Tower
1001 Liberty Avenue          Previous Positions: Vice President, Federated
Pittsburgh, PA               Administrative Services; held various management
TREASURER                    positions within Funds Financial Services Division
Began Serving: December 2002 of Federated Investors, Inc.

John  D. Johnson             Principal Occupation:  Counsel, Reed Smith LLP
Birth Date: November 8, 1970
                             Previous Positions:  Associate Corporate Counsel,
Federated Investors Tower    Federated Investors, Inc. (1999-2002); Associate,
1001 Liberty Avenue          Kirkpatrick & Lockhart LLP (1997 to 1999)
Pittsburgh, PA
SECRETARY
Began Serving: March 2001
-----------------------------------------------------------------------------------

** Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD
                                                                                 MEETINGS
                                                                                 HELD
  BOARD       COMMITTEE                                                          DURING
COMMITTEE      MEMBERS                       COMMITTEE FUNCTIONS                 LAST
                                                                                 FISCAL
                                                                                 YEAR

  Audit   George H. Jones,  The Audit Committee reviews and recommends to the       Five
          III               full Board the independent auditors to be selected
          Dr. Lawrence W.   to audit the Funds' financial statements; meets with
          Greer             the independent auditors periodically to review the
                            results of the audits and reports the results to the
          Charles G. Brown, full Board; evaluates the independence of the
          III               auditors, reviews legal and regulatory matters that
          Russell W.        may have a material effect on the financial
          Chambliss         statements, related compliance policies and
                            programs, and the related reports received from
                            regulators; reviews the Funds' internal audit
                            function; reviews compliance with the Funds' code of
                            conduct/ethics; reviews valuation issues; monitors
                            inter-fund lending transactions; reviews custody
                            services and issues and investigates any matters
                            brought to the Committee's attention that are within
                            the scope of its duties.

Executive Charles G. Brown, The Executive and Governance Committee makes           Three
and       III               recommendations to the Board regarding committees of
Governance                  the Board and committee assignments, along with
          Russell W.        recommendations regarding the composition of the
          Chambliss         Board and candidates for election; makes
          Dr. Lawrence W.   recommendations regarding the structure of agendas
          Greer             and materials for meetings of the Board; oversees
          George H. Jones,  the process of evaluating the functions of the Board
          III               and makes recommendations for compensation of
                            Trustees not affiliated with the Adviser or the
                            Distributor for the Trust.  The Committee also
                            oversees the ongoing education of the Trustees, and
                            monitors the performance of legal counsel to the
                            Trust.

Marketing Thomas M. Grady   The Marketing Committee reviews the Funds' marketing    One
                            plans and provides guidance to Fund management on
          Billy L. Harbert, marketing strategies to increase Fund assets and
          Jr.               create economies of scale.
          William O. Vann

Board ownership of shares in the Southtrust funds
family of Investment companies AS OF DECEMBER 31, 2003

                                Dollar Range of        Aggregate Dollar Range of
                                 Shares Owned                Shares Owned
       Interested        in SouthTrust Growth Fund and    in SouthTrust Funds
   Board Member Name         SouthTrust Value Fund              Family

William O. Vann            Value Fund: $10,001 to $50,000   $10,001-$50,000

Thomas M. Grady            Growth Fund: $10,001-$50,000     $10,001-$50,000
                           Value Fund: $10,001-$50,000

Billy L. Harbert, Jr.                None                        None

--------------------------------------------------------------------------------
      Independent
   Board Member Name
Charles G. Brown, III      Growth Fund: $10,001-$50,000   $50,001 to $100,000

                           Value Fund: $10,001-$50,000
Russell W. Chambliss       Growth Fund: $10,001-$50,000   $10,001 to $50,000
                           Value Fund: $10,001-$50,000

Lawrence W. Greer, M.D.              None                        None

George H. Jones, III       Growth Fund: $10,001-$50,000      $10,001-$50,000
                           Value Fund: $10,001-$50,000

The Trust has a deferred compensation plan (the "Plan") that permits any Trustee that is not an "affiliated person" of the Trust to elect to defer receipt of all or a portion of his or her  compensation.  The deferred  compensation that would have otherwise been paid to the Trustee is invested, at the Trustee's direction, in one or more of the  SouthTrust  Funds.  A Trustee may elect to participate in the Plan during any quarter.  At the time for  commencing  distributions  from a
Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the board, the Trustee may elect to receive  distributions in a lump sum or on an annual or quarterly basis over a period of five years.

INVESTMENT ADVISER

The Adviser, SouthTrust Investment Advisors, a registered investment adviser and a  department  of  SouthTrust  Bank,  conducts  investment  research  and  makes investment decisions for the Funds.

The Adviser shall not be liable to the Company or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Company.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment  advisory  services;  and the Fund's  relationship  to other funds in the Federated fund family.

In  assessing  the  adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  adviser's   industry  standing  and  reputation  and  in  the
expectation  that the adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the adviser.
This includes fees received for services  provided to the Fund by other entities in the SouthTrust  organization  and research  services  received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have  interpreted  provisions of the 1940
Act and have  indicated in their  decisions  that the  following  factors may be relevant to an  adviser's  compensation:  the nature and quality of the services provided by the adviser,  including the  performance  of the Fund; the adviser's cost of  providing  the  services;  the extent to which the  adviser may realize
"economies  of scale" as the Fund grows larger;  any indirect  benefits that may accrue  to  the  adviser  and  its  affiliates  as a  result  of  the  adviser's relationship with the Fund; performance and expenses of comparable Fund; and the extent to which the independent Board members are fully informed about all facts bearing on the  adviser's  service and fee.  The Fund's  Board is aware of these factors  and takes  them into  account  in its  review  of the  Fund's  advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated experience in governing the SouthTrust Funds, and is assisted in its deliberations by the advice of independent  legal counsel.  In this regard,  the
Board requests and receives a significant  amount of information  about the Fund and the SouthTrust organization. SouthTrust provides much of this information at each  regular  meeting  of  the  Board,  and  furnishes  additional  reports  in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly  scheduled  meetings,  the Board may receive  information  on particular  matters as the need arises.  Thus,  the
Board's  evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy,  personnel,  and processes; the
Fund's  short-  and  long-term  performance  (in  absolute  terms  as well as in relationship  to its  particular  investment  program and certain  competitor or
"peer group"  funds),  and comments on the reasons for  performance;  the Fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  adviser  and its  affiliates;  compliance  and  audit  reports concerning the SouthTrust Funds and the SouthTrust  companies that service them;
and relevant  developments  in the mutual fund  industry and how the Fund and/or
SouthTrust are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the Fund.  These reports  cover not only the fees under the advisory  contracts, but also fees received by Federated's  subsidiaries for providing other services to  the  Fund  under  separate  contracts  (e.g.,  for  serving  as  the  Fund's administrator and transfer agent). The reports also discuss any indirect benefit
Federated  may derive  from its receipt of research  services  from  brokers who execute Fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of the Fund to the SouthTrust  family of funds,  the Board does not approach  consideration  of every fund's  advisory  contract as if that were the only fund offered by SouthTrust.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds,  their Adviser,  and their Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel,  Company Trustees,  and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the
Funds could buy, they also contain  significant  safeguards  designed to protect the Funds and their  shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The Adviser  endeavors  to vote  proxies  relating to  securities  in the Funds'
portfolios in the interest of the Funds and their shareholders.  The Adviser has established  policies and procedures to achieve this goal. In particular,  these policies and procedures describe how the Adviser:  (1) fulfills its proxy voting obligations;  (2) identifies and addresses  conflicts of interest that may arise as a result of relationships or commercial  dealings between the Adviser and the issuer or  management  of the issuer whose proxy the Adviser is voting on behalf of a Fund;  and (3) if a conflict of interest  exists,  ensures  that its voting decision is not influenced by the conflict.

It is the policy of the Adviser to rely primarily on the  recommendations  of an independent  proxy voting  service.  By relying on a proxy voting  service,  the
Adviser will help ensure that shares  voted by the proxy  voting  service are in the best interests of the Funds (and their  shareholders) and are not the result of any  conflict  of  interest  that may arise as a result of  relationships  or commercial dealings between the Adviser and an issuer or its management.

The  Adviser  may from time to time  override  the proxy  voting  service if the
Adviser  determines  that  it is  in  the  interest  of  the  Funds  (and  their shareholders) to vote a proxy differently.  In addition, proxy voting issues may arise in which the proxy voting service declines to vote a proxy. In both cases, it is the policy of the Adviser to vote such  proxies in the best  interests  of the Funds (and their  shareholders)  and to  document  the  reasons for both the decision to  override  the proxy  voting  service and the reasons for voting the proxy in a particular way.

It is the  general  policy of the  Adviser  to vote any Fund proxy for which the
Adviser has  overridden  the proxy  voting  service,  or which the proxy  voting service  has  declined to vote the proxy,  by  considering  the  guidance of the procedures  of the proxy voting  service  ("PVS  Procedures")  together with the guidance of the  Standards of Practice  Handbook  published by the CFA Institute
(formerly known as the Association for Investment Management Research) (the "CFA
Standards"). The Adviser will document the basis for its decision on how to vote a proxy with  reference to both the PVS  Procedures of the proxy voting  service and the CFA  Standards.  The Adviser will maintain a copy of the PVS  Procedures and the CFA Standards in its records in accordance with SEC regulations and make them  available to Adviser  personnel  who vote client  proxies not voted by the proxy voting service.

In keeping with the CFA  Standards,  it is the policy of the Adviser to maintain at all times operational  information barriers between the personnel involved in determining whether and how to vote such proxies and those personnel involved in activities  that  might  give rise to a conflict  of  interest  due to their own
relationships  or  due  to  commercial   dealings  of  SouthTrust  Bank  or  its
affiliates.

To implement the Funds' proxy voting policy, the Adviser has established a Proxy
Oversight  Committee.  The Proxy Oversight  Committee  consists of the Adviser's
Director of Research,  the Chief Investment  Officer,  and Chief  Administrative
Officer.

      It is the responsibility of the Proxy Oversight Committee to:

o    Monitor,  evaluate and periodically review the proxy voting service and the proxy voting procedures used by such service;

o    At least  annually  review votes cast by the proxy voting service to ensure that such votes are in accordance  with the  procedures of the proxy voting service,  and in  particular,  to review how the proxy voting service voted new or controversial issues;

o    Establish  a program  to provide  for  initial  and  ongoing  annual  staff training with respect to this policy and the procedures adopted pursuant to this policy; and

o    Establish, monitor and periodically review procedures:

(a)  For voting Fund proxies in the event that the proxy voting service declines to vote a Fund proxy or the Adviser determines to override the proxy voting service and vote the proxy itself;

(b)  For documenting cases in which the Adviser determines to override the proxy voting service;

(c)  To address any  conflicts of interest  that may arise for proxies  voted by the Adviser;

(d)  To  document  contacts,  if any,  between  an issuer and  personnel  of the
     Adviser with responsibility for voting proxies;

(e)  To ensure compliance with SEC recordkeeping requirements;

(f)  To ensure the successful function of operational information barriers;

(g)  To address situations in which the operational information barriers fail to prevent the  personnel  voting the proxies from learning of a commercial or other  relationship  between  the issuer and the  Adviser or its  officers, directors or employees; and

(h)  To ensure that any proxy voted by the Adviser is voted in a Fund's (and its shareholders) best interest  notwithstanding  any conflict of interest that may arise regarding that proxy.

o    Establish  and  appoint  the   membership  of  one  of  more  Proxy  Voting
     Committees,  which shall have the responsibility for determining the manner in which a Fund  proxy  will be voted in the event  that the  proxy  voting service declines to vote a Fund proxy or the Adviser determines to override the proxy voting  service and vote the proxy  itself.  Unless and until the
     Proxy  Oversight  Committee  determines  to  the  contrary,   each  of  the
     SouthTrust  Funds that  invest in voting  securities  maintains  a standing
     Proxy Voting  Committee  comprised  of the Director of Research,  the Chief
     Investment  Officer  and the Fund  manager.  In the event  that two or more positions on a Proxy  Voting  Committee  are held by the same  person,  the
     Proxy Voting Committee may consider the views of other Adviser personnel.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the Distributor and its affiliates.  The Adviser may also direct  certain  portfolio  trades to a broker  that,  in turn,  pays a portion of the  Fund's  operating  expenses.  The  Adviser  makes  decisions  on portfolio  transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment  decisions for the Funds are made  independently  from those of other accounts managed by the Adviser.  Except as noted below, when a Funds and one or more of those accounts invests in, or disposes of, the same security,  available investments or  opportunities  for sales will be allocated  among a Fund and the account(s)  in a manner  believed  by the  Adviser  to be  equitable.  While the coordination  and ability to  participate in volume  transactions  may benefit a
Fund, it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by a Fund.

Research Services

Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Funds.  Federated  Services Company provides these at the following annual rate of the average  aggregate daily net assets of all of the SouthTrust Funds as specified below:

                                Average Aggregate Daily
      Maximum                     Net Assets of the
 Administrative Fee               SouthTrust Funds
    0.150 of 1%             on the first $250 million
    0.125 of 1%             on the next $250 million
    0.100 of 1%             on the next $250 million
    0.075 of 1%             on assets in excess of $750 million

--------------------------------------------------------------------------------------

Notwithstanding the foregoing, the administrative fee received during any fiscal year shall be at least $50,000 per  portfolio.  Federated  Services  Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Prior to January 1, 2002,  Federated  Services  Company  also  provided  certain accounting  and  recordkeeping  services  with respect to each Fund's  portfolio investments  for a  fee  based  on  Fund  assets  plus  out-of-pocket  expenses.
Effective  January 1, 2002,  State Street Bank and Trust Company  provides these fund  accounting  services  to the Funds for annual fee of 0.03% of the  average daily net assets of each Fund.

CUSTODIAN
SouthTrust Bank is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Funds pays the  transfer  agent a fee based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, KPMG LLP, conducts its audit in accordance with  auditing  standards  generally  accepted in the United  States of America.
Those  standards  require  that its audit is  planned  and  performed  to obtain reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE value FUND FOR SERVICES
For the Year Ended April            2004         2003           2002
30
Advisory Fee Earned              $2,191,777   $1,897,994     $2,465,631
Brokerage Commissions              371,068     555,059         573,138
Administrative Fee                 277,454     243,241         312,083
Shareholder Services Fee           146,118        --             --

FEES PAID BY THE Growth FUND FOR SERVICES
--------------------------------------------------------------------------------------
For the Year Ended April            2004        2003            2002
30
Advisory Fee Earned               $608,025    $482,719        $603,059
Brokerage Commissions              70,164      56,211          80,323
Administrative Fee                 76,967      61,894          76,344
Shareholder Services Fee           64,856        --              --

--------------------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise  Share  performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard  performance  information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

Value Fund
Total returns are given for the one-year, five-year and ten-year periods ended April 30, 2004.

Yield is given for the 30-day period ended April 30, 2004.

                          30-Day Period       1 Year         5 Years          10 Years
Total Return
  Before Taxes                 N/A            25.94%          1.99%            11.26%
  After Taxes on               N/A            25.72%          0.91%            9.48%
Distributions
  After Taxes on
Distributions                  N/A            16.84%          1.29%            9.09%
  and Sale of
Shares
--------------------------------------------------------------------------------------
Yield                         0.47%             N/A            N/A              N/A

Average Annual Total Returns and Yield
--------------------------------------------------------------------------------------

Growth Fund*
Total returns are given for the one-year, five-year and ten-year periods ended
April 30, 2003.

Yield is given for the 30-day period ended April 30, 2003.

                          30-Day Period        1 Year        5 Years          10 Years
Total Return
  Before Taxes                 N/A             10.13%        (4.97)%           9.20%
  After Taxes on               N/A             10.13%        (5.35)%           8.98%
Distributions
  After Taxes on
Distributions          -------------------      6.59%        (4.20)%           8.17%
------------------             N/A
  and Sale of
Shares
Yield                          N/A               N/A           N/A              N/A

*    The Growth  Fund is the  successor  to a portfolio  of a common  trust fund managed by the  Adviser.  At the Fund's  commencement  of  operations,  the assets from the common  trust fund were  transferred  to the Fund on August
     20, 1999 in exchange for Fund shares.  The quoted performance data includes the  performance of the common trust fund for the periods before the Fund's registration  statement became effective on August 10, 1999, as adjusted to reflect the Fund's  expenses and sales load.  The common trust fund was not registered  under the 1940 Act and  therefore  was not  subject  to certain investment  restrictions  that are  imposed by the 1940 Act.  If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $1,000  initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000,  less any  applicable  sales  charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The  Funds  may  compare  their  performance,  or  performance  for the types of securities  in which it invests,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

The Funds may quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Funds use in advertising may include:

Dow Jones Industrial Average (DJIA)

Represents share prices of selected blue-chip industrial corporations.  The DJIA indicates  daily  changes in the average  price of stock of these  corporations.
Because it  represents  the top  corporations  of  America,  the DJIA index is a leading economic indicator for the stock market as a whole.

Financial Publications

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes,
Fortune, and Money magazines,  among others-provide  performance statistics over specified time periods.

Lipper Ratings

Ranks funds in various fund categories by making comparative  calculations using total  return.  Total  return  assumes the  reinvestment  of all  capital  gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Moody's Investors Service,  Fitch Ratings and Standard & Poor's

Various publications.

Morningstar, Inc.

An independent  rating  service,  is the publisher of the bi-weekly  Mutual Fund
Values,  which rates more than 1,000  NASDAQ-  listed mutual funds of all types, according to their risk-adjusted  returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
is an unmanaged  capitalization-weighted index of 500 stocks designed to measure performance  of the broad  domestic  economy  through  changes in the  aggregate market value of 500 stocks representing all major industries.

S&P 500 Barra Growth Index is an unmanaged capitalization- weighted index of stocks the S&P 500 index have the highest  price to book  ratios.  The index consists of  approximately  half of the  S&P 500 on a market  capitalization basis.

FINANCIAL INFORMATION

The Financial  Statements for the Funds for the fiscal year ended April 30, 2004 are incorporated  herein by reference to the Annual Report to Shareholders dated
April 30, 2004.

ADDRESSES

Southtrust Value Fund
Southtrust Growth Fund
portfolios of Southtrust Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
SouthTrust Investment Advisors
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110

[Logo of SouthTrust Funds]


Prospectus
June 30, 2004

SouthTrust Bond Fund


SouthTrust Income Fund
SouthTrust Alabama Tax-Free Income Fund

SouthTrust Bond Fund is a mutual fund seeking to provide a level of total return consistent with a portfolio of high-quality debt securities.

SouthTrust Income Fund is a mutual fund seeking to provide current income. As a secondary, non-fundamental objective, the Fund will attempt to minimize principal volatility.

SouthTrust Alabama Tax-Free Income Fund is a mutual fund seeking to provide income exempt from federal income tax and the income tax imposed by the State of Alabama.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Investment Risks	1
What are the Funds' Fees and Expenses?	11
What are the Principal Securities in Which the Funds Invest?	12
What are the Main Risks of Investing in the Funds?	17
What do Shares Cost?	19
How are the Funds Sold?	21
How to Purchase Shares	22
How to Redeem and Exchange Shares	24
Account and Share Information	28
Who Manages the Funds?	29
Financial Information	31

FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

SouthTrust Bond Fund

What is the Bond Fund's Goal?

The Fund's goal is to provide a level of total return consistent with a portfolio of high-quality debt securities.

What are the Fund's Main Investment Strategies?

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The Fund seeks to achieve its goal by investing in high quality, investment grade corporate debt obligations and U.S. government securities, including obligations issued or guaranteed by U.S. government sponsored entities ("GSEs") SouthTrust Investment Advisors, the investment adviser to each of the SouthTrust Funds (the "Adviser") selects securities based upon their quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (intermediate to long term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to 15 years.

The Fund may invest in GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S.government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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During normal circumstances, at least 80% of the Fund's net assets will be invested in investment grade bonds.

What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Other factors that may effect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

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Bond Fund--Performance Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.86%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 5.77% (quarter ended September 30, 1998). Its lowest quarterly return was (3.39)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after- tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Government/Credit Total Index (LBGCT), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)	1 Year	5 Years	10 Years
Fund

Return Before Taxes

	(0.32)%	4.13%	5.24%
Return After Taxes on Distributions(1)

	(1.98)%	2.00%	2.88%
Return After Taxes on Distributions and Sales of Fund Shares(1)

	(0.22)%	2.17%	2.95%
LBGCT

	4.67%	6.66%	6.98%

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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SouthTrust Income Fund

What is the Income Fund's Goal?

The Fund's goal is to provide current income. The Fund will attempt to minimize principal volatility as a secondary, non-fundamental goal.

What are the Fund's Main Investment Strategies?

The Fund seeks to achieve its goal by investing in a diversified portfolio comprised primarily of income-producing securities. The Adviser selects the Fund's investment-grade securities based upon their quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (short to intermediate term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to five years.

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The Fund may invest in GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These GSEs are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S.government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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During normal circumstances, at least 65% of the Fund's total assets will be invested in income-producing securities.

What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Other factors that may effect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

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Income Fund--Performance Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 1.35%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 3.73% (quarter ended September 30, 1998). Its lowest quarterly return was (0.92)% (quarter ended December 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-5 Year Government/Corporate Index (ML1-5GC), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)	1 Year	5 Years	Start of Performance(1)
Fund
Return Before Taxes	(0.94)%	4.16%	4.68%
Return After Taxes on Distributions(2)	(2.38)%	2.08%	2.50%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(0.62)%	2.23%	2.60%
ML1-5GC	3.30%	6.21%	6.32%

(1) The Fund's start of performance date was January 10, 1996.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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SouthTrust Alabama Tax-Free Income Fund

What is the Alabama Tax-Free Fund's Goal?

The Fund's goal is to provide current income exempt from federal income tax and the income tax imposed by the State of Alabama.

What are the Fund's Main Investment Strategies?

The Fund seeks to achieve its goal by investing in tax-exempt fixed income securities. The Adviser selects investments after assessing factors such as trends in interest rates, creditworthiness, the supply of appropriate municipal bonds, and portfolio diversification. Although the Fund is "non-diversified" for regulatory purposes, the Adviser seeks to incorporate as much diversification among issuers of municipal bonds and industry sectors as market supply allows. In order to manage interest rate risks and produce competitive returns, the Fund will maintain an effective duration of four to eight years. Effective duration measures the price sensitivity of a fixed income security to changes in interest rates.

During normal circumstances, at least 80% of the Fund's net assets will be invested in investment grade obligations issued by or on behalf of the State of Alabama, its political subdivisions, or agencies, the income from which will be exempt from federal and Alabama state income tax. Some of the interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Other factors that may effect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Since the Fund is non-diversified for regulatory purposes and invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that are more fully diversified and/or invest in multiple states. While Alabama's economy has generally become more diversified (e.g., technology, banking, financial services, and health care), the local economies of certain regions may be heavily dependent on a single, large local employer or a manufacturing or natural resource-based industry (e.g., textiles, coal mining, and timber)--any downturn in these and other industries may adversely impact one or more issuers of municipal securities within that region and effect the ability of those issuers to repay debt.

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Alabama Tax-Free Income Fund--Performance Bar Chart and Table*

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 1.14%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 4.53% (quarter ended March 31, 1995). Its lowest quarterly return was (1.78)% (quarter ended December 31, 1994).

Average Annual Total Return Table*

The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-10 Year Blend Municipal Bond Index (LB1-10BMB), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)	1 Year	5 Years	10 Years
Fund
Return Before Taxes	0.78%	4.40%	4.40%
Return After Taxes on Distributions(1)	0.68%	4.27%	4.33%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.81%	4.21%	4.05%
LB1-10BMB	4.85%	5.66%	--

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

* The SouthTrust Alabama Tax-Free Income Fund is the successor to a portfolio of a common trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 20, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for periods before the SouthTrust Alabama Tax-Free Income Fund's registration statement became effective on August 10, 1999, as adjusted to reflect SouthTrust Alabama Tax-Free Income Fund's expenses and sales load. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund, Income Fund and Alabama Tax-Free Income Fund.

	Bond Fund

		Income Fund

			Alabama Tax-Free Income Fund
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	3.50%	3.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)(1)	0.00%	0.00%	0.00%
Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(3)	0.60%	0.60%	0.60%
Distribution (12b-1) Fee(4)	None	0.25%	0.25%
Shareholder Services Fee(5)	0.25%	0.25%	0.25%
Other Expenses	0.23%	0.28%	0.33%
Total Annual Fund Operating Expenses	1.08%	1.38%	1.43%

(1) A 1.00% redemption fee applies only to shares of the Bond Fund, Income Fund and the Alabama Tax-Free Income Fund purchases at net asset value (investments in excess of $1,000,000) which are redeemed within one year of purchase. See "How to Redeem and Exchange Shares".

(2) Although not contractually obligated to do so, the Adviser, distributor, shareholder servicing agent and administrator waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.20%	0.71%	0.80%
Total Actual Annual Fund Operating Expenses (after waivers)	0.88%	0.67%	0.63%

(3) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Income Fund and Alabama Tax-Free Income Fund (after the voluntary waivers) were 0.34% and 0.25%, respectively, for the fiscal year ended April 30, 2004.

(4) The Income Fund and the Alabama Tax-Free Income Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended April 30, 2004. The Income Fund and Alabama Tax-Free Income Fund have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending April 30, 2005.

(5) The shareholder servicing agent voluntarily waived a portion of the shareholder services fee. The shareholder servicing agent can terminate this voluntary waiver at any time. The shareholder services fees paid by the Bond Fund, Income Fund and Alabama Tax-Free Income Fund (after voluntary waivers) were 0.05%, 0.05% and 0.05%, respectively, for the fiscal year ended April 30, 2004.

Example

This Example is intended to help you compare the cost of investing in the Bond Fund, Income Fund and Alabama Tax-Free Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Bond Fund, Income Fund and Alabama Tax-Free Income Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Bond Fund, Income Fund and Alabama Tax-Free Income Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bond Fund

Expenses assuming redemption	$456	$681	$925	$1,621
Expenses assuming no redemption	$456	$681	$925	$1,621
Income Fund

Expenses assuming redemption	$486	$772	$1,079	$1,949
Expenses assuming no redemption	$486	$772	$1,079	$1,949
Alabama Tax-Free Income Fund

Expenses assuming redemption	$490	$787	$1,104	$2,003
Expenses assuming no redemption	$490	$787	$1,104	$2,003

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WHAT ARE THE PRINCIPAL SECURITIES IN
WHICH THE FUNDS INVEST?

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following are types of fixed income securities in which the Bond Fund and Income Fund principally invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt securities may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms, including collateralized mortgage obligations (CMOs). Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages such as auto loans or credit card receivables. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

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Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

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Tax-Exempt Securities

Tax-exempt securities in which Alabama Tax-Free Income Fund invests are fixed income securities that pay interest that is not subject to federal income taxes or Alabama state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax- exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest up to 20% of its assets in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Investment Ratings

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating organizations (NRSROs). For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. The Funds will purchase only those securities that are rated by at least one NRSRO within the four highest rating categories or, if unrated, are determined by the Adviser to be of comparable quality, which may include securities having speculative characteristics. The Funds may purchase securities rated within the lowest category of investment grade (i.e., Baa by Moody's Investors Service or BBB by Standard and Poor's). Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the se curity is comparable to investment grade.

Portfolio Turnover

The Funds actively trade their portfolio securities in an attempt to achieve their individual investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Funds' trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and you could lose money. Also, there is no assurance that a Fund will achieve its investment objective.

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Interest Rate Risks

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  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Municipal Securities Risks

  Local political and economic factors may adversely affect the value and liquidity of municipal securities held by Alabama Tax-Free Income Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Fund invests primarily in Alabama, it may be adversely affected by the factors or events particular to the state.

Issuer Diversification

  The Alabama Tax-Free Income Fund is not diversified as defined by the 1940 Act Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

Tax Risks

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Alabama Tax-Free Income Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When the Funds receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Payment must be received by the Funds' custodian no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

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The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. SouthTrust Bank or a broker/dealer (a SouthTrust Funds Dealer) that has entered into a sales agreement with Federated Securities Corp., the Funds' Distributor ("Distributor") may set different minimums for their customers.

Sales Charge When You Purchase Fund Shares

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Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Allowance as a Percentage of Offering Price
Less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1 million or greater*	0.00%	0.00%	0.00%

* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem and Exchange Shares."

The sales charge at purchase may be reduced or eliminated by:

  purchasing shares in greater quantities to reduce applicable sales charges;
  combining concurrent purchases of shares by you, your spouse, and your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in the Funds); or
  signing a letter of intent to purchase a specific dollar amount of shares within 13 months (call your SouthTrust Funds Dealer or the Funds for more information).

The sales charge will be eliminated when you purchase shares:

  of $1 million or more;
  by reinvesting redemption proceeds within 30 days of redeeming shares; and

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  by exchanging shares of a Fund for other SouthTrust Funds or Class A Shares in certain Federated Funds which are distributed by the Distributor.

If your investment qualifies for a reduction or elimination of the sales charge, you, SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer should notify the Distributor, at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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From time to time, the Distributor may offer special concessions to enable investors to purchase shares of the Funds at NAV. To qualify for a NAV purchase, you must pay for such purchases with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. Proceeds from the redemption of shares on which no sales charges or commission were paid do not qualify for a purchase at NAV.

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Shares of the Funds may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor, affiliates of the Adviser, or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.

Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor.

The Distributor may waive, from time to time, the sales charge applicable to Shares of the Fund on sales to customers of affiliates of the Adviser.

HOW ARE THE FUNDS SOLD?

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The Distributor markets the shares described in this prospectus to institutions and individuals. The Alabama Tax-Free Income Fund may not be a suitable investment for retirement plans or for non-Alabama taxpayers because it invests in Alabama municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12b-1 Plan

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The Income Fund and Alabama Tax-Free Income Fund have adopted a Rule 12b-1 Plan (Plan), which allows these Funds to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. There is no present intention to activate the Plan. Once the Funds begin accruing the 12b-1 fee, Fund expenses will rise. If the Plans were activated, both Funds would be permitted to pay up to 0.25% of the average daily net assets of each Fund as a distribution fee to the Distributor. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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HOW TO PURCHASE SHARES

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You may purchase shares through SouthTrust Funds Shareholder Services, SouthTrust Securities, Inc., or through a SouthTrust Funds Dealer, or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents that are not Trust customers of SouthTrust Bank should purchase shares through SouthTrust Securities, Inc. The Funds reserve the right to reject any request to purchase or exchange shares.

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Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

  Establish your account with the Funds by submitting a completed account application; and
  Send your payment to the Funds by Federal Reserve wire or check.

You will become the owner of shares and your shares will be priced at the next calculated NAV after the Funds receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Funds or its transfer agent incurs.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and the shares will be priced at the next calculated public offering price after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund (existing shareholders should note their account number on the check), and mail it to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than the Funds). If your check does not clear, your purchase will be canceled and you could be responsible for any losses or fees the Funds or its transfer agent incurs.

By Wire

To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Funds, SouthTrust, and the Federal Reserve wire are open.

By Telephone

Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-888-735-3441.

Through a SouthTrust Funds Dealer

  Establish an account with a SouthTrust Funds Dealer; and
  Submit your purchase order to your SouthTrust Funds Dealer before the end of trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the SouthTrust Funds Dealer forwards the order to the Funds on the same day and the Funds receives payment within three business days. You will become the owner of shares and receive dividends when the Funds receives your payment. SouthTrust Funds Dealers should send payments according to the instructions in the sections "By Check" or "By Wire."

Through an Exchange

You may purchase shares through an exchange from another SouthTrust Fund or Class A Shares of one of the Federated Funds. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations. Call SouthTrust Funds Shareholder Services to find out which Federated Funds are eligible for exchanges.

You may telephone an exchange request by calling SouthTrust Shareholder Services or your SouthTrust Funds Dealer.

Trust customers of SouthTrust Bank should contact their account officer.

By Automatic Investment Program (AIP)

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Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an AIP application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the AIP Application.

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HOW TO REDEEM AND EXCHANGE SHARES

You may redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.

Through SouthTrust Funds Shareholder Services (1-888-735-3441)

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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The Funds reserve the right to wire redemption proceeds within seven business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemptions by wire can only be made on days the Federal Reserve wire system, SouthTrust, and the Funds are open for business. See "Payment Methods for Redemptions".

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By Mail

You may redeem or exchange shares by mailing your request to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Your redemption will be processed after the Funds receives your written request in proper form.

All requests must include:

  the Fund name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Through a SouthTrust Funds Dealer

Submit your redemption or exchange request to SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receives the order.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. Keep in mind that wire transfers of redemption proceeds can only occur on days when the Federal Reserve wire system is open. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed the next business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Funds if those checks are undeliverable and returned to the Funds.

Redemption Fee

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at NAV (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of the charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. Certain redemptions are not assessed the fee. Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for more information.

The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.

Exchange Privileges

Shareholders who have purchased shares of the Funds (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange into one of the other SouthTrust Funds or one of the Federated Funds without paying an additional sales charge. Shareholders exchanging shares of SouthTrust U.S. Treasury Money Market Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into the load Funds.

To exchange, you must:

  exchange shares having a NAV of at least $1,000;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

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The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Funds may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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Automatic Withdrawal Plan (AWP)

You may automatically redeem shares if the value of your account equals $10,000 or more (other than retirement accounts subject to required minimum distributions). Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for automatic transactions). In addition, you will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Funds declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain. Contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

It is anticipated that Alabama Tax-Free Income Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Alabama Tax-Free Income Fund's dividends will be exempt from Alabama state personal income tax to the extent they are derived from interest on obligations exempt from Alabama personal income taxes. Capital gains and non- exempt dividends are taxable whether paid in cash or reinvested in the Funds.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, SouthTrust Investment Advisors, a department of SouthTrust Bank. SouthTrust Bank, an Alabama state-chartered bank, is headquartered in Birmingham, Alabama and is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser manages each Fund's assets, including the selection and management of portfolio securities. The Adviser, SouthTrust Bank, and SouthTrust Corporation all have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

Prior to March 15, 2001, SouthTrust Bank served as the Adviser to each of the Funds. In 2001, SouthTrust Bank, acting pursuant to the newly enacted legal requirements of the Gramm-Leach-Bliley Act, registered SouthTrust Investment Advisors as an investment adviser with the SEC. This registration became effective as of March 15, 2001, at which time SouthTrust Investment Advisors became the Adviser to the Funds.

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The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of April 30, 2003, the Adviser had approximately $3.5 billion in assets under management.

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The Adviser receives an investment advisory fee from each Fund, computed daily and payable monthly, at an annual rate of 0.60%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Investment decisions for the Bond Fund, Income Fund and Alabama Tax Free Income Fund are made by investment teams with Michael Smith as the lead portfolio manager for the Bond Fund, Jeffrey Greenert as lead portfolio manager for the Income Fund and David Howell as lead portfolio manager for the Alabama Tax-Free Income Fund.

Mr. Smith has been a Vice-President and Senior Fixed Income Portfolio Manager with SouthTrust Investment Advisors since November 2000. From 1999 to November 2000, Mr. Smith was an institutional salesperson for J.C. Bradford. From 1992 to December 1998, Mr. Smith worked in New York for Salomon Smith Barney where his most recent assignment was as an institutional fixed income strategist for Agencies and Preferred Stock. Also during that time, he worked as a global fixed income strategist specializing in the analysis of Governments and Corporate bonds. Mr. Smith began his career in New York at Lehman Brothers in the taxable fixed income trading group. He earned his MBA in finance from Vanderbilt University and received a BSBA in finance from the University of Denver.

Mr. Greenert has been a Vice President and Senior Fixed-Income Portfolio Manager with SouthTrust Investment Advisors since August 1998 specializing in short-term and enhanced cash investments. Prior to joining SouthTrust Investment Advisors, Mr. Greenert served as a Vice President and Fixed-Income Portfolio Manager for Barnett Capital Advisors, where his responsibilities included their short-term bond mutual fund. Mr. Greenert received his MBA from the University of North Florida and his Bachelors of Science Degree in Finance from the University of Florida.

Mr. Howell, a member of the SouthTrust investment team for over 14 years, brings more than 20 years of experience to the management of SouthTrust Alabama Tax-Free Income Fund. He has responsibility for the management of over $400 million in assets specializing in intermediate and long-term fixed income assets. He holds a B.S. from the University of North Alabama.

FINANCIAL INFORMATION

Financial Highlights

The Financial Highlights will help you understand the Bond Fund's, Income Fund's and the Alabama Tax-Free Income Fund's financial performance for the Funds past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information for the three years ended April 30, 2004 has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

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SOUTHTRUST BOND FUND FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,
	2004	2003	2002(1)	2001	2000

Net Asset Value, Beginning of Period	$ 10.54	$ 9.96	$ 10.08	$ 9.67	$ 10.24
Income From Investment Operations:
Net investment income	0.49	0.51	0.55(2)	0.57	0.58
Net realized and unrealized gain (loss) on investments	(0.40)	0.58	(0.13)(2)	0.42	(0.57)

Total from investment operations	0.09	1.09	0.42	0.99	0.01

Less Distributions:
Distributions from net investment income	(0.49)	(0.51)	(0.54)	(0.58)	(0.58)

Net Asset Value, End of Period	$ 10.14	$ 10.54	$ 9.96	$ 10.08	$ 9.67

Total Return(3)	0.80%	11.23%	4.18%	10.47%	0.15%
Ratios to Average Net Assets:
Expenses	0.88%	0.87%	0.87%	0.89%	0.84%
Net investment income	4.14%	4.66%	5.07%(2)	5.80%	5.88%
Expense waiver/reimbursement(4)	0.20%	0.20%	0.20%	0.20%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$ 135,948	$ 149,025	$ 144,180	$ 140,549	$ 113,381
Portfolio turnover	43%	34%	114%	80%	76%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts and premiums on long term debt securities. The effect of this change for the year ended April 30, 2002 was to decrease the net investment income per share by $0.02, increase net realized and unrealized gain/loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.31% to 5.07%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated April 30, 2004, which can be obtained free of charge.

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SOUTHTRUST INCOME FUND FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended April 30,
	2004	2003	2002(1)	2001	2000

Net Asset Value, Beginning of Period	$ 9.85	$ 9.62	$ 9.72	$ 9.41	$ 9.78
Income From Investment Operations:
Net investment income	0.37	0.44	0.53(2)	0.57	0.58
Net realized and unrealized gain (loss) on investments	(0.27)	0.23	(0.13)(2)	0.31	(0.37)

Total from investment operations	0.10	0.67	0.40	0.88	0.21

Less Distributions:
Distributions from net investment income	(0.37)	(0.44)	(0.50)	(0.57)	(0.58)

Net Asset Value, End of Period	$ 9.58	$ 9.85	$ 9.62	$ 9.72	$ 9.41

Total Return(3)	1.06%	7.11%	4.17%	9.58%	2.25%
Ratios to Average Net Assets:
Expenses	0.67%	0.66%	0.68%	0.70%	0.64%
Net investment income	2.83%	3.92%	4.77%(2)	5.91%	6.13%
Expense waiver/reimbursement(4)	0.46%	0.46%	0.53%	0.56%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$ 88,764	$ 83,358	$ 72,863	$ 69,728	$ 64,262
Portfolio turnover	71%	52%	69%	55%	85%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

(2) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts and premiums on long term debt securities. The effect of this change for the year ended April 30, 2002 was to decrease the net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 5.09% to 4.77%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated April 30, 2004, which can be obtained free of charge.

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SOUTHTRUST ALABAMA TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,				Period Ended April 30, 2000(2)
	2004	2003	2002(1)	2001

Net Asset Value, Beginning of Period	$ 10.82	$ 10.54	$ 10.35	$ 9.87	$ 10.00
Income From Investment Operations:
Net investment income	0.37	0.40	0.40(3)	0.43	0.29
Net realized and unrealized gain (loss) on investments	(0.20)	0.48	0.26(3)	0.47	(0.14)

Total from investment operations	0.17	0.88	0.66	0.90	0.15

Less Distributions:
Distributions from net investment income	(0.37)	(0.41)	(0.42)	(0.42)	(0.28)
Distributions from net realized gain on investments	(0.06)	(0.19)	(0.05)	--	--

Total distributions	(0.43)	(0.60)	(0.47)	(0.42)	(0.28)

Net Asset Value, End of Period	$ 10.56	$ 10.82	$ 10.54	$ 10.35	$ 9.87

Total Return(4)	1.55%	8.53%	6.44%	9.27%	1.47%
Ratios to Average Net Assets:
Expenses	0.63%	0.61%	0.64%	0.63%	0.65%(5)
Net investment income	3.44%	3.67%	3.96%(3)	4.19%	4.17%(5)
Expense waiver/reimbursement(6)	0.55%	0.55%	0.58%	0.60%	0.60%(5)
Supplemental Data:
Net assets, end of period (000 omitted)	$ 60,787	$ 55,940	$ 55,456	$ 52,546	$ 52,766
Portfolio turnover	11%	24%	50%	14%	33%

(1) Beginning with the year ended April 30, 2002, the Fund was audited by KPMG LLP. Each of the previous periods was audited by other auditors.

(2) Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.

(3) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts and premiums on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase the net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 3.96%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) Computed on an annualized basis.

(6) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated April 30, 2004, which can be obtained free of charge.

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[Logo of SouthTrust Funds]

SOUTHTRUST BOND FUND
SOUTHTRUST INCOME FUND
SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

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A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments are contained in the Funds' SAI, and Annual and Semi- Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

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You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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JUNE 30, 2004

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Statement of Additional Information

SOUTHTRUST BOND FUND

SOUTHTRUST INCOME FUND

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIOS OF SOUTHTRUST FUNDS

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the prospectus  for  SouthTrust  Bond Fund,  SouthTrust
Income Fund, and SouthTrust  Alabama Tax-Free Income Fund (the Funds) dated June
30, 2004. This SAI  incorporates  by reference the Funds' Annual Report.  Obtain the prospectus or the Annual Reports without charge by calling 1-800-843-8618.

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June 30, 2004
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                                    Contents
                                    How are the Funds Organized?
                                    Securities in Which the Funds Invest
                                    What do Shares Cost?
                                    How are the Funds Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption Fee
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Funds?
                                    How Do the Funds Measure Performance?
                                    Financial Information
                                    Investment Ratings
                                    Addresses

Cusip 844734202
Cusip 844734400
Cusip 844734608

G00859-07 (6/04)

HOW ARE THE FUNDS ORGANIZED?

The SouthTrust Bond Fund and SouthTrust  Income Fund are diversified  portfolios
of  SouthTrust  Funds   (Company).   The  Alabama  Tax-Free  Income  Fund  is  a
non-diversified  portfolio of the Company. The Company is an open-end management investment company that was established as a Massachusetts  business trust under the laws of the  Commonwealth of Massachusetts on March 4, 1992. The Company may
offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees has established five  diversified and one  non-diversified investment  portfolios.  This SAI relates to  SouthTrust  Bond Fund,  SouthTrust
Income Fund, and SouthTrust  Alabama Tax-Free Income Fund. The Funds' investment adviser is  SouthTrust  Investment  Advisors(Adviser),  a registered  investment adviser and a department of SouthTrust Bank.

SECURITIES IN WHICH THE FUNDS INVESTS

In pursuing its investment strategy, the Funds may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P =Principal investment of the Funds;

A = Acceptable (but not principal) investment of the Funds; or

N = Not an acceptable investment of the Funds.

                                                                Alabama Tax
Securities                              Bond Fund   Income      Free Income
                                                     Fund       Fund
Equity Securities                           N         A           N
   Common Stocks                            N         A           N
   Preferred Stocks                         A         A           N
   Warrants                                 N         A           N
Fixed Income Securities                     P         P           A
   Treasury Securities                      P         P           A
   Agency Securities                        P         P           N
   Corporate Debt Obligations 1             P         P           N
      Commercial Paper                      A         A           N
      Demand Instruments                    A         A           N
   Taxable Municipal Bonds                  A         A           N
   Mortgage-Backed Securities 2             P         P           N
   Collateralized Mortgage Obligations      P         P           N
(CMOs)
      Sequential CMOs                       P         P           N
      PACs, TACs and Companion Classes      P         P           N
      IOs and POs                           A         A           N
      Floaters and Inverse Floaters         A         A           N
      Z Classes and Residual Classes        A         A           N
   Asset Backed Securities                  P         P           N
   Zero Coupon Securities                   A         A           N
   Bank Instruments                         A         A           A
   Credit Enhancement                       A         A           A
  Convertible Securities 3                  A         A           N
  Tax Exempt Securities                     N         N           P
   General Obligation Bonds                 N         N           P
   Special Revenue Bonds                    N         N           P
  Private Activity Bonds                    N         N           A
  Tax Increment Financing Bonds             N         N           A
  Municipal Notes                           N         N           A
  Municipal Bond Insurance                  N         N           A
Variable Rate Demand Instruments            A         A           A
Foreign Securities                          A         A           N
   Depositary Receipts                      A         A           N
   Foreign Government Securities            A         A           N
Derivative Contracts                        A         A           A
Special Transactions                        A         A           A
   Repurchase Agreements                    A         A           A
   Reverse Repurchase Agreements            A         A           N
   Delayed Delivery Transactions            A         A           N
   To Be Announced Securities               A         A           N
   Securities Lending 4                     A         A           A
   Asset Coverage                           A         A           A
Investing in Securities of Other            A         A           A
Investment Companies
Illiquid Securities                         A         A           A

1.   The Bond Fund and Income  Fund may  invest in  corporate  debt  obligations which are rated, at the time of purchase, investment grade by an NRSRO, or, if unrated,  are of comparable  quality as determined by the Adviser.  If a security's  rating is reduced  below the required  minimum after a Fund has purchased  it,  the  Fund is not  required  to sell the  security,  but may consider doing so.

2.   The Bond Fund and Income  Fund will invest in  mortgage  backed  securities which are rated, at the time of purchase,  investment grade by an NRSRO, or if unrated, of comparable quality as determined by the Adviser.

3.   The Bond Fund and Income Fund will invest in convertible  securities  which are rated,  at the time of purchase,  investment  grade by an NRSRO,  or if unrated, of comparable quality as determined by the Adviser.

4.   Such  loans  will not  exceed 33 1/3% of a Fund's  total  assets.  Loans of portfolio  securities by a Fund will be collateralized by cash,  letters of credit or U.S.  government  securities which are maintained at all times in an amount equal to at least 100% of the current  market value of the loaned securities.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities  represent a share of an issuer's  earnings and assets,  after the  issuer  pays its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following  describes  the types of equity  securities  in which the Income  Fund invests. The Bond Fund may invest in preferred stocks.

Common Stocks

Common  stocks are the most  prevalent  type of equity  security.  Common stocks receive  the  issuer's  earnings  after the issuer  pays its  creditors  and any preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified  dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate  in dividends  and  distributions  paid on common  stock.  Preferred stocks may also permit the issuer to redeem the stock.

Warrants

Warrants  give the Fund the option to buy the issuer's  equity  securities  at a specified price (the exercise price) at a specified  future date (the expiration date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.
Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income securities in which the Funds invest.

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

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Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds.

Other GSE securities receive support through federal  subsidies,  loans or other benefits.  For example,  the U.S.  Treasury is authorized to purchase  specified amounts of  securities  issued by (or  otherwise  make funds  available  to) the
Federal Home Loan Bank System,  Federal Home Loan Mortgage Corporation,  Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities  have no explicit  financial  support,  but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit  System,  Financing  Corporation,  and  Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats  mortgage-backed  securities  guaranteed  by a GSE as if issued or guaranteed  by a federal  agency.  Although  such a guarantee  protects  against credit risks, it does not reduce market and prepayment risks.

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Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities.  The Funds may also purchase  interests in bank loans to companies.  The credit risks of corporate debt  securities  vary widely among issuers.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third  party,  such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term  securities,  even though their stated maturity may extend beyond one year.

Taxable Municipal Securities

Municipal securities are issued by states, counties,  cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage  backed  securities  represent  interests  in pools of  mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage  backed  securities  come in a variety  of forms.  Many have  extremely
complicated   terms.  The  simplest  form  of  mortgage  backed  securities  are pass-through  certificates.  An  issuer  of  pass-through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its  fees  and  expenses  and  passes  the  balance  of the  payments  onto  the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.
As a result,  the  holders  assume all the  prepayment  risks of the  underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs,  including interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments from an underlying  pass-through  certificate among holders of different classes of mortgage backed  securities.  This creates different prepayment and interest rate risks for each CMO class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the  performance of the underlying  pool of mortgages,  which no one can predict and will vary among pools.

Sequential CMOs

In a sequential  pay CMO, one class of CMOs receives all principal  payments and prepayments.  The next class of CMOs receives all principal  payments  after the first class is paid off. This process repeats for each sequential  class of CMO.
As a result,  each class of sequential pay CMOs reduces the prepayment  risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization  classes (TACs).  PACs and TACs are issued with companion  classes.
PACs and TACs receive  principal  payments and  prepayments at a specified rate.
The companion  classes receive  principal  payments and prepayments in excess of the specified rate. In addition,  PACs will receive the companion classes' share of principal  payments,  if  necessary,  to cover a shortfall in the  prepayment rate.  This helps PACs and TACs to control  prepayment  risks by increasing  the risks to their companion classes.

IOs and POs

CMOs may  allocate  interest  payments to one class  (Interest  Only or IOs) and principal  payments to another class  (Principal  Only or POs).  POs increase in value when prepayment  rates increase.  In contrast,  IOs decrease in value when prepayments  increase,  because the underlying  mortgages generate less interest payments.  However,  IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant  allocates  interest  payments  between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as  LIBOR.  The other  class  (Inverse  Floaters)  receives  any  remaining interest  payments from the underlying  mortgages.  Floater classes receive more interest (and Inverse Floater classes receive  correspondingly less interest) as interest  rates rise.  This shifts  prepayment  and interest rate risks from the
Floater to the Inverse  Floater  class,  reducing  the price  volatility  of the
Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments  received from the underlying  mortgages to some class. To capture any unallocated  payments,  CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens,  holders of Z class
CMOs receive all  payments  and  prepayments.  Similarly,  REMICs have  residual interests  that receive any mortgage  payments  not  allocated to another  REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the  performance of the underlying  pool of mortgages,  which no one can predict and will vary among pools.

Asset Backed Securities

Asset  backed  securities  are  payable  from  pools of  obligations  other than mortgages.  Most asset backed  securities  involve  consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes,  or pass through  certificates.  Asset backed  securities have prepayment risks.  Like CMOs,  asset backed  securities  may be structured  like  Floaters,
Inverse Floaters, IOs and POs.

Zero Coupon Securities

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest  bearing  bonds by  separating  the right to receive the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the most common forms of stripped  zero coupon  securities.  In  addition,  some securities give the issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

All of the Funds may purchase  securities backed by credit  enhancement.  Credit enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives  reimbursement from the issuer.  Normally,  the credit enhancer has greater financial  resources and liquidity than the issuer. For this reason, the
Adviser  usually  evaluates  the credit risk of a fixed  income  security  based solely upon its credit enhancement.

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default  occurs,  these assets may be sold and the proceeds paid to security's holders.  Either form of credit  enhancement  reduces  credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that the Bond Fund and Income
Fund have the option to exchange for equity securities at a specified conversion price.  The  option  allows a Fund to realize  additional  returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed  income  securities  that are  convertible  into shares of common stock at a conversion  price of $10 per share. If the market value of the shares of common stock  reached $12, the Fund could  realize an additional $2 per share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However,  convertible  securities permit a
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

The  Funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General  obligation  bonds are supported by the issuer's power to exact property or other  taxes.  The issuer  must impose and collect  taxes  sufficient  to pay principal and interest on the bonds.  However,  the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific  revenues received by the issuer such as specific taxes, assessments,  tolls, or fees. Bondholders may not collect  from the  municipality's  general  taxes or revenues.  For  example,  a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds.  Therefore,  a  shortfall  in the tolls  normally  would  result in a default on the bonds.

Private Activity Bonds

Private  activity  bonds are  special  revenue  bonds  used to  finance  private entities.  For example,  a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments  sufficient to repay the bonds.  The bonds would be payable solely from the company's  loan payments,  not from any other revenues of the  municipality.
Therefore,  any default on the loan  normally  would  result in a default on the bonds.

The interest on many types of private  activity  bonds is subject to the federal alternative  minimum tax (AMT).  The Alabama  Tax-Free  Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues  attributable  to  projects  financed  by the  bonds.  For  example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants'  sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing  long-term bonds. The issuers  typically repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds  from newly issued notes or bonds.

Municipal Bond Insurance

The Alabama Tax-Free Fund may purchase municipal securities covered by insurance which  guarantees  the timely  payment of  principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy  applicable to a particular  security,
whether   obtained  by  the  issuer  of  the   security  or  by  a  third  party
("Issuer-Obtained  Insurance")  or (2) insured under master  insurance  policies issued by municipal  bond  insurers,  which may by  purchased  by the Fund.  The premiums  for the  Policies  may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

The  Fund may  require  or  obtain  municipal  bond  insurance  when  purchasing
municipal   securities  which  would  not  otherwise  meet  the  Fund's  quality standards.  The Fund may also require or obtain  municipal  bond  insurance when purchasing or holding specific municipal securities, when, in the opinion of the
Fund's  Adviser,  such  insurance  would benefit the Fund (for example,  through improvement of portfolio quality or increased liquidity of certain securities).

Issuer-Obtained  Insurance  policies are non-cancelable and continue in force as long as the municipal  securities are outstanding and their respective  insurers remain in  business.  If a  municipal  security  is covered  by  Issuer-Obtained
Insurance,  then such security need not be insured by the Policies  purchased by the Fund.

The Fund may purchase two types of Policies  issued by municipal  bond insurers.
One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio.  In the event that a municipal  security covered  by such a Policy is sold from the Fund,  the  insurer  of the  relevant
Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal  securities not only while they remain in the Fund's  portfolio  but also until their final  maturity  even if they are sold  out of the  Fund's  portfolio,  so  that  the  coverage  may  benefit  all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal  securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's Adviser,  the
Fund  would  receive  net  proceeds  from the sale of  those  securities,  after deducting the cost of such permanent  insurance and related fees,  significantly in excess of the proceeds it would  receive if such  municipal  securities  were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The  Fund  may  purchase  Policies  from  MBIA  Corp.  (MBIA),  AMBAC  Indemnity
Corporation  (AMBAC),  Financial Guaranty Insurance Company (FGIC), or any other municipal bond insurer which is rated AAA by Standard &  Poor's (S&P) or
Aaa by Moody's Investors Service,  (Moody's). Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general  characteristics  and features.  A municipal security will be eligible for coverage if it meets certain  requirements set forth in the
Policy. In the event interest or principal on an insured  municipal  security is not paid when due, the insurer covering the security will be obligated under its
Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.

MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured  by their  Policies  so long as such  securities  remain  in the  Fund's portfolio,  nor may MBIA,  AMBAC,  or FGIC cancel their  Policies for any reason except failure to pay premiums when due. MBIA,  AMBAC, and FGIC will reserve the right at any time upon 90 days'  written  notice to the Fund to refuse to insure any additional  municipal  securities  purchased by the Fund after the effective date of such  notice.  The  Fund  reserves  the  right to  terminate  any of the
Policies if it determines  that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers  other  than MBIA,  AMBAC,  or FGIC if such  carriers  are rated AAA by
S&P or Aaa by Moody's.

Variable Rate Demand Instruments

Variable rate demand  instruments  are  securities  that require the issuer or a third party,  such as a dealer or bank, to repurchase  the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the  securities  to trade at their face value.  The Funds treat  demand instruments  as  short-term  securities,  because their  variable  interest rate adjusts in  response  to changes  in market  rates,  even  though  their  stated
maturity may extend beyond thirteen months.

Foreign Securities

Foreign  securities  are  securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary  receipts  represent  interests in underlying  securities issued by a foreign  company.  Depositary  receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts  (ADRs)  are  traded in the United  States.  ADRs  provide a way to buy shares of  foreign-based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities

Foreign  government  securities  generally  consist of fixed  income  securities supported by national,  state or  provincial  governments  or similar  political subdivisions.  Foreign  government  securities also include debt  obligations of
supranational  entities,   such  as  international   organizations  designed  or
supported  by  governmental  entities  to  promote  economic  reconstruction  or development, international banking institutions and related government agencies.
Examples of these include,  but are not limited to, the  International  Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

Foreign   government   securities  also  include  fixed  income   securities  of
quasi-governmental  agencies  that are  either  issued  by  entities  owned by a national,  state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign  government  securities  include  mortgage-related  securities issued or guaranteed  by national,  state or  provincial  governmental  instrumentalities, including quasi-governmental agencies.


Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate,  stock market,  currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Special Transactions

Repurchase Agreements

Repurchase  agreements are  transactions  in which a Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Funds'  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase  agreements are repurchase  agreements in which a Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which a Fund buys  securities for a set price,  with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced (TBA) Securities

As with other when issued transactions,  a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be  delivered.  Instead,  a Fund  agrees to accept  any  security  that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the  seller  would  agree  upon  the  issuer,  interest  rate  and  terms of the underlying  mortgages.  However,  the seller  would not  identify  the  specific
underlying  mortgages  until  it  issues  the  security.   TBA  mortgage  backed
securities increase interest rate risks because the underlying  mortgages may be less favorable than anticipated by the Fund.

Securities Lending

The Funds may lend  portfolio  securities  to borrowers  that the Adviser  deems creditworthy.  In return,  a Fund  receives cash or liquid  securities  from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special  transactions,  the Funds will either own the underlying  assets,  enter into an offsetting transaction or set aside readily marketable securities with a value  that  equals  or  exceeds a Fund's  obligations.  Unless a Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such obligations entering into an offsetting  derivative contract or terminating a  special  transaction.  This  may  cause  a Fund  to  miss  favorable  trading
opportunities   or  to  realize  losses  on  derivative   contracts  or  special
transactions.

Investing in Securities of Other Investment Companies

The Funds may invest their assets in securities of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted  that  investment  companies  incur  certain  expenses,  such as management  fees,  and,  therefore,  any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities

The  Funds  may  invest  up to 15% of the  total  value of their  net  assets in securities that are illiquid.  An illiquid security is one which may not be sold or  disposed  of in the  ordinary  course  of  business  within  seven  days  at approximately the value at which the Fund has valued it on its books. Repurchase agreements  with  maturities  in excess of seven days will be  considered by the
Funds to be illiquid.

Temporary Defensive Investments

The Funds may temporarily depart from their principal  investment  strategies by investing  their  assets in U.S.  government  obligations,  notes,  zero  coupon securities  (in the  case of the Bond  Fund and  Income  Fund),  and  repurchase agreements collateralized by U.S. government obligations. In the case of Alabama
Tax-Free Fund,  temporary defensive  investments may include taxable securities.
The Funds may do this to minimize  potential  losses and  maintain  liquidity to meet shareholder redemptions during adverse market conditions.  This may cause a
Fund to give up greater  investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

INVESTMENT RISKS

Interest Rate Risks

o    Prices of fixed  income  securities  rise and fall in  response to interest rate changes for similar securities.  Generally,  when interest rates rise, prices of fixed income securities fall.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Sector Risks

o    Companies  with similar  characteristics  may be grouped  together in broad categories  called sectors.  Sector risk is the possibility  that a certain sector may  underperform  other  sectors  or the market as a whole.  As the
     Adviser  allocates  more of a Fund's  portfolio  holdings  to a  particular sector,  the Fund's  performance  will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable  price or time.  Consequently,  a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which  could have a  negative  effect on a
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the  possibility  that a Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Leverage Risks

o    Leverage  risk is created when an  investment  exposes a Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or  principal  when due. If an issuer  defaults,  a
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     S&P  and  Moody's.  These  services  assign  ratings to  securities  by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk.  If a security has not received a rating,  the Funds must rely entirely upon the Adviser's credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the  transaction  or prevent a Fund from  selling or buying other securities to implement its investment strategy.

Prepayment Risks

o    Generally, homeowners have the option to prepay their mortgages at any time
     without  penalty.   Homeowners  frequently  refinance  high  interest  rate
     mortgages  when  mortgage  rates fall.  This results in the  prepayment  of
     mortgage  backed   securities  with  higher  interest  rates.   Conversely,
     prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage  backed  securities with lower interest rates.
     As a result, increases in prepayments of high interest rate mortgage backed securities,  or decreases in  prepayments  of lower  interest rate mortgage backed  securities,  may reduce  their yield and price.  This  relationship between interest rates and mortgage prepayments makes the price of mortgage backed  securities  more  volatile  than most other  types of fixed  income securities with comparable credit risks.

Call Risks

o    Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

o    If a fixed  income  security  is called,  a Fund may have to  reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risks

o    Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Stock Market Risks

o    The value of equity securities in the Income Fund's portfolio will rise and fall. These  fluctuations could be a sustained trend or a drastic movement.
     The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline and you could lose money.  The Adviser  attempts to manage  market  risk by  limiting  the  amount  the  Fund  invests  in each company's equity securities. However,  diversification will not protect the
     Fund against widespread or prolonged declines in the stock market.

Tax Risks

o    In order to be  tax-exempt,  municipal  securities  must meet certain legal requirements.  Failure  to meet such  requirements  may cause the  interest received and distributed by the Alabama Tax-Free Fund to shareholders to be taxable.

o    Changes or  proposed  changes  in federal  tax laws may cause the prices of municipal securities to fall.

Currency Risks

o    Exchange rates for currencies  fluctuate daily. The combination of currency risk and  interest  rate risk  tends to make  securities  traded in foreign markets more volatile than securities traded exclusively in the U.S.

o    The Adviser  attempts to manage currency risk by limiting the amount a Fund invests  in  securities  denominated  in a  particular  currency.  However, diversification  will not protect a Fund against a general  increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United States. Foreign companies may also receive less coverage than United
     States  companies by market analysts and the financial  press. In addition, foreign  countries  may lack uniform  accounting,  auditing  and  financial
     reporting  standards  or  regulatory   requirements   comparable  to  those
     applicable to U.S. companies. These factors may prevent the Funds and their
     Adviser from obtaining information  concerning foreign companies that is as frequent,  extensive and reliable as the information  available  concerning companies in the United States.

o    Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect the  liquidity  of the Funds'
     investments.


Risks of Investing in Derivative Contracts

o    The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with  changes  in  the  value  of  the  underlying  asset  or if  they  are correlated, may move in the opposite direction than originally anticipated.
     Second, while some strategies involving  derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by  offsetting  favorable  price  movements in  portfolio  holdings.
     Third,  there is a risk that  derivatives  contracts  may be  mispriced  or improperly  valued  and, as a result,  the Fund may need to make  increased cash payments to the counterparty.  Finally, derivative contracts may cause the Fund to realize increased  ordinary income or short-term  capital gains
     (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this  prospectus,  such as interest rate, credit, liquidity and leverage risks.


Risks of Investing in Alabama

o    The economy of Alabama historically has relied on manufacturing and natural
     resource-based   industries   which  included   textiles,   apparel,   food
     processing,  coal mining and timber.  Throughout the 1990's,  many of these industries  have faced  intense  competition  from  overseas  and have been forced  to  downsize  or  dramatically  alter the way they do  business  in response to these threats.  As a result,  the Alabama economy has undergone much  diversification  and  transition  in the past decade.  Since the 1991 recession, the State's proactive business development policies have yielded big  results  with  growth in high  technology,  health  care,  banking and business services,  particularly in the Birmingham,  Huntsville, and Mobile metropolitan areas. Once heavily reliant on the steel industry, the Greater
     Birmingham  area  has  exhibited   significant   transformation,   and  has
     demonstrated  its resiliency by attracting  several major  companies to the region in recent years. This has fueled a dramatic suburban  expansion that has greatly benefited the real estate development and construction trades.

o    The  outlook for the future is that modest  economic  growth will  continue with  growth in some  industries  more than  offsetting  downsizing  in the textile and apparel sectors.  Particularly  noteworthy is growth associated
     with   automobile   manufacturing   as   Mercedes-Benz   (a  subsidiary  of
     Daimler-Chrysler)  has operated an assembly  plant in Vance,  Alabama since
     1998 and Honda has built a plant in Lincoln, Alabama which was completed in
     2001 to meet increased demand for sport-utility vehicles. This should allow solid employment growth to continue with unemployment expected to keep pace with the national  average as it has  substantially  closed the gap.  These trends  indicate  stable  to  modestly  improving  demographic  and  credit fundamentals for issuers of municipal debt within the State.

o    The State has been characterized by conservative  financial  management and fiscal practices as is evidenced by its fairly low general  obligation debt burden and its  ability to  consistently  maintain a AA credit  rating from
     both  Standard  and  Poor's  and  Moody's  Investors  Service.   The  state
     constitution  does not  allow  for  deficit  spending  so  should a revenue shortfall  occur,  the governor is required to cutback  spending across the board.  This has not occurred since 1993 and is not expected in the current year.

INVESTMENT LIMITATIONS

The following investment limitations pertain to each of the SouthTrust Funds. No
Fund may:

1.   Purchase  securities  of any one  issuer  other than  securities  issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities  or certificates  of  deposit  for any such  securities  if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the  securities  of  such  issuer,  or  more  than  10% of the  issuer's outstanding  voting  securities  would be owned by the Fund or the Company, except  that up to 25% of the value of the Fund's  total  assets,  taken at current value,  may be invested  without regard to these  limitations.  For purposes of this  limitation,  a security is considered to be issued by the entity  (or  entities)  whose  assets and  revenues  back the  security.  A guarantee  of a  security  is not  deemed  to be a  security  issued by the guarantor  when the value of all  securities  issued and  guaranteed by the guarantor,  and owned by the Fund,  does not exceed 10% of the value of the
     Fund's total assets.

2.   Borrow  money or issue senior  securities  except that each Fund may borrow from banks and enter  into  reverse  repurchase  agreements  for  temporary purposes in amounts up to one-third of the value of its total assets at the time of such  borrowing;  or mortgage,  pledge or  hypothecate  any assets, except in  connection  with any such  borrowing  and then in amounts not in excess of  one-third of the value of the Fund's total assets at the time of such  borrowing.  No Fund will  purchase  securities  while  its  aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total  assets are  outstanding.  Securities  held in escrow  or  separate  accounts  in  connection  with  a  Fund's  investment practices are not deemed to be pledged for purposes of this limitation.

3.   Purchase any  securities  which would cause 25% or more of the value of the
     Fund's  total  assets  at  the  time  of  purchase  to be  invested  in the securities  of one or more  issuers  conducting  their  principal  business activities in the same  industry,  provided that (a) there is no limitation with respect to (i)  instruments  that are issued (as defined in Investment
     Limitation  No. 1 above) or  guaranteed  by the United  States,  any state, territory or possession of the United  States,  the District of Columbia or
     any  of  their  authorities,   agencies,   instrumentalities  or  political
     subdivisions  and (ii)  repurchase  agreement  secured  by the  instruments described  in  clause  (i);  (b)  wholly-owned  finance  companies  will be considered to be in the industries of their parents if their activities are primarily  related to  financing  the  activities  of the  parents;  and(c)
     utilities will be divided  according to their  services (for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry).

4.   Purchase or sell real estate, except that a Fund may purchase securities of issuers  which deal in real estate and may  purchase  securities  which are secured by interests in real estate.

5.   Acquire any other investment  company or investment company security except in connection with a merger,  consolidation,  reorganization or acquisition of assets or where  otherwise  permitted by the  Investment  Company Act of
     1940 (1940 Act).

6.   Act as an underwriter  of  securities,  except to the extent that it may be deemed an  underwriter  within the meaning of the Securities Act of 1933 on
     disposition  of  securities   acquired  subject  to  legal  or  contractual
     restrictions on resale.

7.   Write  or sell  put  options,  call  options,  straddles,  spreads,  or any combination  thereof,  except for  transactions  in options on  securities, securities  indices,  futures  contracts,  options on futures contracts and transactions  in securities on a when-issued or forward  commitment  basis, and except that a  non-money  market  fund may enter into  forward  foreign currency  contracts and options  thereon in accordance  with its investment objectives and policies.

8.   Purchase securities of companies for the purpose of exercising control.

9.   Purchase securities on margin, make short sales of securities or maintain a short position,  except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of  securities  short  against  the box or a  Fund's  transactions  in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10.  Purchase  or sell  commodity  contracts,  or invest in oil,  gas or mineral exploration  or  development  programs,  except  that each Fund may, to the extent  appropriate to its investment  policies,  purchase  publicly traded securities  of companies  engaging in whole or in part in such  activities, may enter into futures  contracts  and related  options,  and may engage in transactions  in securities on a when-issued or forward  commitment  basis, and except that a  non-money  market  fund may enter into  forward  foreign currency  contracts and options  thereon in accordance  with its investment objectives and policies.

11.  Make loans,  except that each Fund may purchase  and hold debt  instruments
     (whether  such  instruments  are part of a  public  offering  or  privately negotiated),  may lend  portfolio  securities  and  enter  into  repurchase agreements in accordance with its investment objective and policies.

If a  percentage  limitation  is satisfied  at the time of  investment,  a later increase or decrease in such percentage  resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation,  except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security  even  though it  causes  the Fund to  exceed a  percentage  limitation because of fluctuation in the value of the Fund's assets.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.

Because the Bond Fund's name  refers to bonds,  it will notify  shareholders  at least 60 days in  advance of any change in its  investment  policies  that would enable  the Fund to invest,  under  normal  circumstances,  less than 80% of its assets in investment grade bonds.

Portfolio Turnover

The Bond Fund experienced  higher turnover  variation during the past two years.
The  Bond  Fund's  portfolio  was  restructured  as a  result  of the  Adviser's expectation of the general direction of interest rates.


Determining Market Value of Securities

Market values of the Funds' portfolio securities are determined as follows:

o    for equity securities, according to the last sale price or official closing price in the market in which they are primarily  traded  (either a national securities exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent pricing service;

o    futures  contracts and options are valued at market values  established  by the  exchanges  on which  they are  traded at the close of  trading on such exchanges.  Options  traded in the  over-the-  counter  market  are  valued according to the mean between the last bid and the last asked price for the option as provided by an investment  dealer or other financial  institution that  deals in the  option.  The Board may  determine  in good  faith  that another  method of valuing such  investments is necessary to appraise their fair market value;

o    for  short-term  obligations,  according  to the mean between bid and asked prices  as  furnished  by  an  independent  pricing  service,  except  that short-term  obligations  with remaining  maturities of less than 60 days at the time of  purchase  may be valued at  amortized  cost or at fair  market value as determined in good faith by the Board; and

o    for all other  securities,  at fair value as determined in accordance  with procedures established by and under general supervision of the Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider:  institutional trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Funds' net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger  purchases  can reduce or  eliminate  the sales  charge you pay.  You can combine  purchases  of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a Trustee or fiduciary  for a single  trust  estate  or a  single  fiduciary  account  can be combined.

Accumulated Purchases

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Funds in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can  combine  concurrent  purchases  of the same share  class of two or more
SouthTrust Funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of  Intent  committing  to  purchase  a certain  amount of
Shares within a 13-month  period to combine such  purchases in  calculating  the sales  charge.  The Funds'  custodian  will hold  Shares in escrow  equal to the maximum  applicable  sales  charge.  If you complete  the Letter of Intent,  the
Custodian  will  release  the  Shares in escrow to your  account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the appropriate  amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You  may  reinvest,  within  30  days,  your  redemption  proceeds  at the  next determined NAV, without any sales charge.

Through SouthTrust Funds Shareholder Services

If you  purchase  Fund shares  directly  through  SouthTrust  Funds  Shareholder
Services,  your purchase will be made at the next  determined  NAV,  without any
Sales charge.

Purchases by Affiliates of the Funds

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the current or retired Trustees, employees and sales representatives of the
     Funds, the Adviser,  the Distributor and their affiliates and the immediate family members of these individuals;

o    retired employees of SouthTrust Corporation and it's affiliates;

o    investors for whom SouthTrust Corporation or one of it's affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include transactions  executed by SouthTrust  Securities,  Inc., including, but not limited to, self-directed Individual Retirement Accounts); and

o    employees who purchase Shares through a payroll deduction plan sponsored by their employees.

HOW ARE THE FUNDS SOLD?

Under the  Distributor's  Contract with the Funds,  the  Distributor  (Federated
Securities  Corp.) located at Federated  Investors  Tower,  1001 Liberty Avenue,
Pittsburgh, PA 15222-3779 offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor  generally  pays up to 90% (and as much as 100%) of this  charge  to investment  professionals for sales and/or administrative services. Any payments to investment  professionals  in excess of 90% of the front-end sales charge are considered  supplemental  payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (Income Fund and Alabama Tax Free Income Fund Only)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor  (who  may  then  pay  investment   professionals   such  as  banks,
broker/dealers,  trust departments of banks, and registered investment advisers)
for  marketing  activities  (such  as  advertising,  printing  and  distributing prospectuses,  and providing incentives to investment  professionals) to promote sales of Shares so that overall Fund assets are  maintained or  increased.  This helps the Funds  achieve  economies  of scale,  reduce per share  expenses,  and provide  cash  for  orderly  portfolio  management  and  Share  redemptions.  In addition,  the Funds'  service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor  more or less than its actual marketing expenses.  In no event will the Funds pay for any  expenses  of the  Distributor that exceed the maximum Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore,  it may  take the  Distributor  a number  of  years to  recoup  these expenses.

SHAREHOLDER SERVICES

The  Funds  may pay  SouthTrust  Bank for  providing  shareholder  services  and maintaining  shareholder accounts.  SouthTrust Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.

EXCHANGING SECURITIES FOR SHARES

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Funds reserve the right to determine  whether to accept your  securities  and the minimum  market value to accept.  The Funds will value your  securities  in the same manner as it values its assets.  This  exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION FEE

In order to discourage short-term  investments in the Funds, the Company charges a redemption  fee in connection  with  redemptions  of shares held less than one year which were purchased at NAV (for  $1,000,000 or more).  The charge is 1% of either the lesser of the value of the shares  redeemed  (exclusive of reinvested dividends and capital gain  distributions) or the total cost of such shares, and is retained by the Funds and not paid to the Distributor.

The redemption fee is not assessed on:

o    exchanges  (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);

o    redemptions made in connection with distributions from qualified retirement plans,  403(b) plans or IRAs due to death,  disability or attainment of age
     591/2;

o    redemptions  resulting from the tax-free return of excess  contributions to
     IRAs or employee benefit plans; and

o    redemptions through certain automatic withdrawals.

REDEMPTION IN KIND

Although the Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have  elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share  redemptions to any one shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Funds will pay all or a portion of the remainder of the redemption in portfolio  securities,  valued in the same way as the Funds determine their NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts law for obligations of the Company. To protect its shareholders,  the Company has filed legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally  liable for the Company's obligations,  the  Company is required  by the  Declaration  of Trust to use its property to protect or compensate the shareholder.  On request, the Company will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Company itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Funds gives the shareholder one vote in Trustee  elections and other matters submitted to shareholders for vote.

All Shares of the  Company  have equal  voting  rights,  except  that in matters affecting only a particular Fund, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

As of June 1, 2004 the following shareholders owned of record, beneficially,  or both, 5% or more of outstanding Bond Fund Shares: LYNSPEN & Co., Birmingham,
AL, owned approximately 10,445,465 Shares (77.92%).

As of June 1, 2004 the following shareholders owned of record, beneficially,  or both,  5% or  more  of  outstanding  Income  Fund  Shares:  LYNSPEN  &  Co.,
Birmingham, AL owned approximately 8,209,732 Shares (90.35%).

As of June 1, 2004 the following shareholders owned of record, beneficially,  or both, 5% or more of outstanding  Alabama  Tax-Free  Income Fund Shares:  FISERV,
Philadelphia,  PA, owned  approximately  968,370 Shares (16.95%);  LYNSPEN &
Co., Birmingham, AL, owned approximately 4,550,555 Shares (79.64%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Funds intend to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, they will not receive  special tax  treatment  and will pay federal  income tax.

The Funds will be treated as a single,  separate  entity for federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Company's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign  securities,  their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Funds  intend to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income  generally  consists  solely of the coupon  income  generated by the portfolio,  whereas  tax-basis  income includes gains or losses  attributable to currency  fluctuation.  Due to  differences  in the  book and tax  treatment  of fixed-income  securities  denominated in foreign currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the extent that currency  fluctuations  cannot be  anticipated,  a portion of  distributions  to shareholders  could  later be  designated  as a return of  capital,  rather than income,  for income tax purposes,  which may be of particular  concern to simple trusts.

If a Fund  invests  in the  stock  of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the  value of a Fund's  assets at the end of the tax year is represented by stock or securities of foreign corporations,  the Fund intends to qualify for certain Code stipulations  that would allow  shareholders to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign  taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is  responsible  for managing the Company's  business  affairs and for exercising all the Company's powers except those reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Company comprises six portfolios.

As of June 1, 2004,  the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
       Name
    Birth Date                                                  Aggregate
      Address                                                 Compensation
  Positions Held    Principal Occupation(s) for Past Five     From Company
   with Company      Years, Other Directorships Held and   (past fiscal year)
Date Service Began           Previous Positions
--------------------------------------------------------------------------------
  William O. Vann *Principal Occupations:  President and         $12,000
    Birth Date:    Chairman, Vann Family Investments,
January 28, 1942   LLC; Trustee and Past Chairman, The
P.O. Box 10645     Childrens' Hospital of Alabama.
Birmingham, AL
TRUSTEE            Previous Position: Chairman and Chief
Began serving:     Executive Officer, Young & Vann
April 1992         Supply Co.; Partner, B&B
                   Investments.

Thomas M. Grady.*  Principal Occupations:  Partner of the        $12,000
Birth Date: July   law firm of Hartsell & Williams,
25, 1941           P.A.; Member, Board of Directors,
P.O. Box 2         Pfeiffer University; Trustee, Cannon
-------------------Foundation.
708 McLain Road
Kannapolis, NC
TRUSTEE
Began serving:
March 1996

Billy L. Harbert,   Principal Occupations:  President and        $12,000
Jr. *               Chief Executive Officer, B. L.
Birth Date: May     Harbert International LLC
23, 1965            (construction).
-------------------
B.L. Harbert        Other Directorships Held:
International LLC   Member/Shareholder, Bonaventure
820 Shades Creek    Capital, LLC; Member /Shareholder,
Parkway             Bonaventure Partners LLC; Board
Birmingham, AL      Member/ Shareholder, Founders Trust
TRUSTEE             Company, Inc.; and Member
Began serving:      /Shareholder, Treble Range Partners,
March 1998          LLC.

--------------------------------------------------------------------------------
* Each Trustee is considered to be "interested" because of his ownership of the common stock of SouthTrust Corporation.  Each "interested" Trustee has resigned from the Company effective as of the close of the June 4, 2004 Board Meeting.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name
     Birth Date                                                   Aggregate
       Address                                                   Compensation
 Positions Held with    Principal Occupation(s) for Past Five    From Company
       Company           Years, Other Directorships Held and     past fiscal
 Date Service Began              Previous Positions                 year)
-------------------------------------------------------------------------------
Charles G. Brown, IIIPrincipal Occupation:  President, Tubular     $13,200
Birth Date: November Products Company (since 1985); Managing
27, 1953             Partner, Red Hollow Partnership.
Tubular Products Co.
1400 Red Hollow Road
Birmingham, AL
CHAIRMAN AND TRUSTEE
Began serving: April
1992

Russell W. Chambliss Principal Occupations:  President and         $12,000
Birth Date: December Chief Executive Officer, Mason Corporation
26, 1951             (manufacturer of roll formed aluminum and
Mason Corporation    steel products).
123 Oxmoor Road
---------------------
Birmingham, AL
TRUSTEE
Began serving: April
1992

Dr. Lawrence W.      Principal Occupation:  Sr. Managing           $12,000
Greer                Partner, Greer Capital Advisers;
Birth Date: October  President, S.C.O.U.T. Corp.
26, 1944
---------------------Other Directorships Held: Chairman, Board
Greer Capital        of Directors, Southern BioSystems;
Advisers LLC         Director, Daily Access Concepts, Inc.,
2200 Woodcrest       Electronic HealthCare Systems, Inc.,
Place, Suite 309     Cumberland Pharmaceuticals, Biotechnology
Birmingham, AL       Association of Alabama, and Research
TRUSTEE              Foundation- University of Alabama at
Began serving:       Birmingham.
October 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George H. Jones, III Principal Occupation: President, Jones        $12,000
Birth Date: April 1, & Kirkpatrick PC (accounting firm).
1950
Jones &
Kirkpatrick PC
300 Union Hill Drive
Birmingham, AL
TRUSTEE
Began Serving:
August 2001

OFFICERS**
Name
Birth Date
Address
Positions Held with Company

                                Principal Occupation(s) and Previous Positions
Richard S. White, Jr.        Principal Occupations: Division President,
Birth Date: March 14, 1934   SouthTrust Capital Management Group.
SouthTrust Bank
420 North 20th Street        Previous Positions: Executive Vice President,
Birmingham, AL               SouthTrust Capital Management Group.
PRESIDENT
Began Serving: March 2002

Charles L. Davis,            Principal Occupations: Vice President, Managing
Jr.                          Director of Mutual Fund Services, Federated Services
------------------           Company, and President, Edgewood Services, Inc.
Birth Date: March
23, 1960                     Previous Positions: President, Federated Clearing
Federated                    Services and Director, Business Development, Mutual
Investors                    Fund Services, Federated Services Company.
Tower
1001 Liberty
Avenue
Pittsburgh, PA
CHIEF EXECUTIVE
OFFICER
Began Serving:
December 2002
-----------------------------------------------------------------------------------
Edward C. Gonzales           Principal Occupations: Executive Vice President  of
Birth Date: October 22, 1930 some of the Funds in the Federated Fund Complex;
Federated Investors Tower    Vice Chairman, Federated Investors, Inc.; Trustee,
1001 Liberty Avenue          Federated Administrative Services.
Pittsburgh, PA
EXECUTIVE VICE               Previous Positions:  President and Trustee or
PRESIDENT                    Director of some of the Funds in the Federated Fund
Began Serving: December 2002 Complex; CEO and Chairman, Federated Administrative
                             Services; Vice President, Federated Investment
                             Management Company, Federated Investment Counseling,
                             Federated Global Investment Management Corp. and
                             Passport Research, Ltd.; Director and Executive Vice
                             President, Federated Securities Corp.; Director,
                             Federated Services Company; Trustee, Federated
                             Shareholder Services Company.

                             ------------------------------------------------------
Charles A. Beard             Principal Occupation: Senior Vice President,
Birth Date: October 26, 1946 SouthTrust Asset Management.
SouthTrust Bank
420 North 20th Street        Previous Positions:  Senior Vice President and
Birmingham, AL               Marketing Director, SouthTrust Capital Management
VICE PRESIDENT               Group.
Began Serving: March 2002

                             ------------------------------------------------------
                             Principal Occupation:  Vice President, Federated
Beth S. Broderick            Services Company (1997 to present).
Birth Date: August 2, 1965
Federated Investors Tower    Previous Positions:  Client Services Officer,
1001 Liberty Avenue          Federated Services Company (1992-1997).
Pittsburgh,
PA
VICE PRESIDENT
Began Serving: July 1998

Richard J. Thomas             Principal Occupation:  Principal Financial Officer
-----------------------------and Treasurer of the Federated Fund Complex; Senior
Birth Date: June 17, 1954    Vice President, Federated Administrative Services.
Federated Investors Tower
1001 Liberty Avenue          Previous Positions: Vice President, Federated
Pittsburgh, PA               Administrative Services; held various management
TREASURER                    positions within Funds Financial Services Division
Began Serving: December 2002 of Federated Investors, Inc.

John  D. Johnson             Principal Occupation:  Counsel, Reed Smith LLP
Birth Date: November 8, 1970
-----------------------------Previous Positions:  Associate Corporate Counsel,
Federated Investors Tower    Federated Investors, Inc. (1999-2002); Associate,
1001 Liberty Avenue          Kirkpatrick & Lockhart LLP (1997 to 1999)
Pittsburgh, PA
SECRETARY
Began Serving: March 2001
-----------------------------------------------------------------------------------
** Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD
                                                                              MEETINGS
  BOARD      COMMITTEE                                                          HELD
COMMITTEE     MEMBERS                     COMMITTEE FUNCTIONS                DURING LAST
                                                                             FISCAL YEAR
-----------------------------------------------------------------------------------------
  Audit  Dr. Lawrence W.  The Audit Committee reviews and recommends to the     Five
         Greer            full Board the independent auditors to be selected
         Charles G.       to audit the Funds' financial statements; meets
         Brown, III       with the independent auditors periodically to
         Russell W.       review the results of the audits and report the
         Chambliss        results to the full Board; evaluates the
         George H. Jones, independence of the auditors, reviews legal and
         III              regulatory matters that may have a material effect
                          on the financial statements, related compliance
                          policies and programs, and the related reports
                          received from regulators; review s the Funds'
                          internal audit function; reviews compliance with
                          the Funds' code of conduct/ethics; reviews
                          valuation issues; monitors inter-fund lending
                          transactions; reviews custody services and issues
                          and investigates any matters brought to the
                          Committee's attention that are within the scope of
                          its duties.

ExecutiveCharles G.       The Executive and Governance Committee makes          Three
and      Brown, III       recommendations to the Board regarding committees
Governance                of the Board and committee assignments, along with
         Russell W.       recommendations regarding the composition of the
         Chambliss        Board and candidates for election; makes
         Dr. Lawrence W.  recommendations regarding the structure of agendas
         Greer            and materials for meetings of the Board;  oversees
         George H. Jones, the process of evaluating the functions of the
         III              Board and makes recommendations for compensation
                          of Trustees not affiliated with the Adviser or the
                          Distributor for the Trust.  The Committee also
                          oversees the ongoing education of the Trustees,
                          and monitors the performance of legal counsel to
                          the Trust.

MarketingRussell W.       The Marketing Committee reviews the Funds'             One
         Chambliss        marketing plans and provides guidance to Fund
         -----------------management on marketing strategies to increase
         Thomas M. Grady  Fund assets and create economies of scale.
         Billy L.
         Harbert, Jr.

Board ownership of shares in the Southtrust funds
family of Investment companies AS OF DECEMBER 31, 2003

                                  Dollar Range of        Aggregate Dollar
         Interested                 Shares Owned             Range of
      Board Member Name       in SouthTrust Bond Fund,     Shares Owned
                               SouthTrust Income Fund  in SouthTrust Funds
                               and SouthTrust Alabama         Family
                                Tax-Free Income Fund
----------------------------------------------------------------------------
William O. Vann                         None             $10,001-$50,000
Thomas M. Grady                         None             $10,001-$50,000
Billy L. Harbert, Jr.                   None                   None

         Independent
      Board Member Name
----------------------------------------------------------------------------
Charles G. Brown, III          SouthTrust Bond Fund:   $50,001 to $100,0000
                                 $10,001 to $50,000
Russell W. Chambliss                    None            $10,001 to $50,000
Lawrence W. Greer, M.D.                 None                   None
George H. Jones, III                    None             $10,001-$50,001

--------------------------------------------------------------------------------------

The Trust has a deferred compensation plan (the "Plan") that permits any Trustee that is not an "affiliated person" of the Trust to elect to defer receipt of all or a portion of his or her  compensation.  The deferred  compensation that would have otherwise been paid to the Trustee is invested, at the Trustee's direction, in one or more of the  SouthTrust  Funds.  A Trustee may elect to participate in the Plan during any quarter.  At the time for  commencing  distributions  from a
Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the board, the Trustee may elect to receive  distributions in a lump sum or on an annual or quarterly basis over a period of five years.


INVESTMENT ADVISER

The Adviser, SouthTrust Investment Advisors, a registered investment adviser and a  department  of  SouthTrust  Bank,  conducts  investment  research  and  makes investment decisions for the Funds.

The Adviser shall not be liable to the Company or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Company.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment  advisory  services;  and the Fund's  relationship  to other funds in the Federated fund family.

In  assessing  the  adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  adviser's   industry  standing  and  reputation  and  in  the
expectation  that the adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the adviser.
This includes fees received for services  provided to the Fund by other entities in the SouthTrust  organization  and research  services  received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have  interpreted  provisions of the 1940
Act and have  indicated in their  decisions  that the  following  factors may be relevant to an  adviser's  compensation:  the nature and quality of the services provided by the adviser,  including the  performance  of the Fund; the adviser's cost of  providing  the  services;  the extent to which the  adviser may realize
"economies  of scale" as the Fund grows larger;  any indirect  benefits that may accrue  to  the  adviser  and  its  affiliates  as a  result  of  the  adviser's relationship with the Fund; performance and expenses of comparable Fund; and the extent to which the independent Board members are fully informed about all facts bearing on the  adviser's  service and fee.  The Fund's  Board is aware of these factors  and takes  them into  account  in its  review  of the  Fund's  advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated experience in governing the SouthTrust Funds, and is assisted in its deliberations by the advice of independent  legal counsel.  In this regard,  the
Board requests and receives a significant  amount of information  about the Fund and the SouthTrust organization. SouthTrust provides much of this information at each  regular  meeting  of  the  Board,  and  furnishes  additional  reports  in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly  scheduled  meetings,  the Board may receive  information  on particular  matters as the need arises.  Thus,  the
Board's  evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy,  personnel,  and processes; the
Fund's  short-  and  long-term  performance  (in  absolute  terms  as well as in relationship  to its  particular  investment  program and certain  competitor or
"peer group"  funds),  and comments on the reasons for  performance;  the Fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  adviser  and its  affiliates;  compliance  and  audit  reports concerning the SouthTrust Funds and the SouthTrust  companies that service them;
and relevant  developments  in the mutual fund  industry and how the Fund and/or
SouthTrust are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the Fund.  These reports  cover not only the fees under the advisory  contracts, but also fees received by Federated's  subsidiaries for providing other services to  the  Fund  under  separate  contracts  (e.g.,  for  serving  as  the  Fund's administrator and transfer agent). The reports also discuss any indirect benefit
Federated  may derive  from its receipt of research  services  from  brokers who execute Fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of the Fund to the SouthTrust  family of funds,  the Board does not approach  consideration  of every fund's  advisory  contract as if that were the only fund offered by SouthTrust.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds,  their Adviser,  and their Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel,  Company Trustees,  and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the
Funds could buy, they also contain  significant  safeguards  designed to protect the Funds and their  shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities

The Adviser  endeavors  to vote  proxies  relating to  securities  in the Funds'
portfolios in the interest of the Funds and their shareholders.  The Adviser has established  policies and procedures to achieve this goal. In particular,  these policies and procedures describe how the Adviser:  (1) fulfills its proxy voting obligations;  (2) identifies and addresses  conflicts of interest that may arise as a result of relationships or commercial  dealings between the Adviser and the issuer or  management  of the issuer whose proxy the Adviser is voting on behalf of a Fund;  and (3) if a conflict of interest  exists,  ensures  that its voting decision is not influenced by the conflict.

It is the policy of the Adviser to rely primarily on the  recommendations  of an independent  proxy voting  service.  By relying on a proxy voting  service,  the
Adviser will help ensure that shares  voted by the proxy  voting  service are in the best interests of the Funds (and their  shareholders) and are not the result of any  conflict  of  interest  that may arise as a result of  relationships  or commercial dealings between the Adviser and an issuer or its management.

The  Adviser  may from time to time  override  the proxy  voting  service if the
Adviser  determines  that  it is  in  the  interest  of  the  Funds  (and  their shareholders) to vote a proxy differently.  In addition, proxy voting issues may arise in which the proxy voting service declines to vote a proxy. In both cases, it is the policy of the Adviser to vote such  proxies in the best  interests  of the Funds (and their  shareholders)  and to  document  the  reasons for both the decision to  override  the proxy  voting  service and the reasons for voting the proxy in a particular way.

It is the  general  policy of the  Adviser  to vote any Fund proxy for which the
Adviser has  overridden  the proxy  voting  service,  or which the proxy  voting service  has  declined to vote the proxy,  by  considering  the  guidance of the procedures  of the proxy voting  service  ("PVS  Procedures")  together with the guidance of the  Standards of Practice  Handbook  published by the CFA Institute
(formerly known as the Association for Investment Management Research) (the "CFA
Standards"). The Adviser will document the basis for its decision on how to vote a proxy with  reference to both the PVS  Procedures of the proxy voting  service and the CFA  Standards.  The Adviser will maintain a copy of the PVS  Procedures and the CFA Standards in its records in accordance with SEC regulations and make them  available to Adviser  personnel  who vote client  proxies not voted by the proxy voting service.

In keeping with the CFA  Standards,  it is the policy of the Adviser to maintain at all times operational  information barriers between the personnel involved in determining whether and how to vote such proxies and those personnel involved in activities  that  might  give rise to a conflict  of  interest  due to their own
relationships  or  due  to  commercial   dealings  of  SouthTrust  Bank  or  its
affiliates.

To implement the Funds' proxy voting policy, the Adviser has established a Proxy
Oversight  Committee.  The Proxy Oversight  Committee  consists of the Adviser's
Director of Research,  the Chief Investment  Officer,  and Chief  Administrative
Officer.

      It is the responsibility of the Proxy Oversight Committee to:

o    Monitor,  evaluate and periodically review the proxy voting service and the proxy voting procedures used by such service;

o    At least  annually  review votes cast by the proxy voting service to ensure that such votes are in accordance  with the  procedures of the proxy voting service,  and in  particular,  to review how the proxy voting service voted new or controversial issues;

o    Establish  a program  to provide  for  initial  and  ongoing  annual  staff training with respect to this policy and the procedures adopted pursuant to this policy; and

o    Establish, monitor and periodically review procedures:

(a)  For voting Fund proxies in the event that the proxy voting service declines to vote a Fund proxy or the Adviser determines to override the proxy voting service and vote the proxy itself;

(b)  For documenting cases in which the Adviser determines to override the proxy voting service;

(c)  To address any  conflicts of interest  that may arise for proxies  voted by the Adviser;

(d)  To  document  contacts,  if any,  between  an issuer and  personnel  of the
     Adviser with responsibility for voting proxies;

(e)  To ensure compliance with SEC recordkeeping requirements;

(f)  To ensure the successful function of operational information barriers;

(g)  To address situations in which the operational information barriers fail to prevent the  personnel  voting the proxies from learning of a commercial or other  relationship  between  the issuer and the  Adviser or its  officers, directors or employees; and

(h)  To ensure that any proxy voted by the Adviser is voted in a Fund's (and its shareholders) best interest  notwithstanding  any conflict of interest that may arise regarding that proxy.

o    Establish  and  appoint  the   membership  of  one  of  more  Proxy  Voting
     Committees,  which shall have the responsibility for determining the manner in which a Fund  proxy  will be voted in the event  that the  proxy  voting service declines to vote a Fund proxy or the Adviser determines to override the proxy voting  service and vote the proxy  itself.  Unless and until the
     Proxy  Oversight  Committee  determines  to  the  contrary,   each  of  the
     SouthTrust  Funds that  invest in voting  securities  maintains  a standing
     Proxy Voting  Committee  comprised  of the Director of Research,  the Chief
     Investment  Officer  and the Fund  manager.  In the event  that two or more positions on a Proxy  Voting  Committee  are held by the same  person,  the
     Proxy Voting Committee may consider the views of other Adviser personnel.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling Shares of the Funds and other funds  distributed by the Distributor and its affiliates.  The Adviser may also direct  certain  portfolio  trades to a broker  that,  in turn,  pays a portion of the  Funds'  operating  expenses.  The  Adviser  makes  decisions  on portfolio  transactions and selects brokers and dealers subject to review by the
Company's Board.

Investment  decisions for the Income Fund are made  independently  from those of other accounts  managed by the Adviser.  Except as noted below,  when the Income
Fund and one or more of those  accounts  invests  in, or  disposes  of, the same security,  available  investments or  opportunities  for sales will be allocated among the Income Fund and the account(s) in a manner  believed by the Adviser to be  equitable.  While the  coordination  and  ability to  participate  in volume transactions  may benefit the Income Fund,  it is possible  that this  procedure could adversely  impact the price paid or received and/or the position  obtained or disposed of by the Income Fund.

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are  selling  Shares of the bond Fund and the Alabama  Tax-Free  Income Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions for the Bond Fund and the Alabama Tax-Free Income Fund are
made independently from those of other accounts managed by the Adviser. When the
Bond Fund and the Alabama Tax-Free Income Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities  for sales will be allocated among the Funds and the account(s) in a manner  believed by the Adviser to be equitable.  While the  coordination  and ability to  participate  in volume  transactions  may benefit  the Funds,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

Research Services

Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment  decisions for the Funds are made  independently  from those of other accounts  managed  by the  Adviser.  When  the  Funds  and one or more of  those accounts invests in, or disposes of, the same security, available investments or opportunities  for sales will be allocated among the Funds and the account(s) in a manner  believed by the Adviser to be equitable.  While the  coordination  and ability to  participate  in volume  transactions  may benefit  the Funds,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Fund.  Federated  Services  Company provides these at the following annual rate of the average  aggregate daily net assets of all of the SouthTrust Funds as specified below:

                                   Average Aggregate Daily
 Maximum Administrative          Net Assets of the SouthTrust Funds
           Fee
       0.150 of 1%                on the first $250 million
       0.125 of 1%                 on the next $250 million
       0.100 of 1%                 on the next $250 million
       0.075 of 1%               on assets in excess of $750 million

--------------------------------------------------------------------------------------

Notwithstanding the foregoing, the administrative fee received during any fiscal year shall be at least $50,000 per  portfolio.  Federated  Services  Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Prior to January 1, 2002,  Federated  Services  Company  also  provided  certain accounting  and  recordkeeping  services  with respect to each Fund's  portfolio investments  for a  fee  based  on  Fund  assets  plus  out-of-pocket  expenses.
Effective  January 1, 2002,  State Street Bank and Trust Company  provides these fund accounting  services to the Funds for an annual fee of 0.03% of the average daily net assets of each Fund.

CUSTODIAN
SouthTrust Bank is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services Company,  through its registered  transfer agent subsidiary,
Federated  Shareholder  Services  Company,  maintains all necessary  shareholder records.  The Funds pays the  transfer  agent a fee based on the size,  type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, KPMG LLP, conducts its audit in accordance with  auditing  standards  generally  accepted in the United  States of America.
Those  standards  require  that its audit is  planned  and  performed  to obtain reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES
Bond Fund
For the Year Ended April              2004           2003               2002
30
Advisory Fee Earned                 $854,837       $865,352           $871,247
Administrative Fee                  135,379         138,738            137,871
Shareholder Service Fee              71,237           --                 --

--------------------------
Income Fund
For the Year Ended April              2004           2003               2002
30
Advisory Fee Earned                 $523,146       $465,325           $437,646
Advisory Fee Reduction              226,697         201,641            209,195
Administrative Fee                   82,821         89,269             100,000
Administrative Fee                     --           14,656             30,742
Reduction
Shareholder Services Fee             43,596           --                 --

--------------------------
Alabama Tax-Free Income
Fund
For the Year Ended April              2004           2003               2002
30
Advisory Fee Earned                 $368,067       $336,180           $330,538
Advisory Fee Reduction              214,706         196,105            211,188
Administrative Fee                   58,268         53,894             52,303
Shareholder Services Fee             30,672           --                 --

--------------------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?
The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yields

Bond Fund

Total returns are given for the one-year, five-year, and ten-year periods ended
April 30, 2004.

Yield is given for the 30-day period ended April 30, 2004.

----------------     --------------      1 Year        5 Years            10 Years
                     30-Day Period
Total Return
   Before Taxes           N/A           (2.71)%         4.52%              5.70%
   After Taxes
and                  --------------     (4.28)%         2.41%              3.35%
----------------          N/A
   Distributions
   After Taxes
on                   --------------
----------------                        (1.76)%         2.54%              3.38%
                          N/A
Distributions
and Sale
   Of Shares
Yield                    3.16%            N/A            N/A                N/A
----------------------------------------------------------------------------------------

Income Fund

Total returns are given for the one-year, five-year, and start of performance periods ended April 30, 2004.

Yield is given for the 30-day period ended April 30, 2004.

                                                                            Start of
                     ------------------                                  Performance on
----------------                            1 Year       5 Years        January 10, 1996
                       30-Day Period
Total Return
   Before Taxes             N/A            (2.50)%        4.05%              4.47%
   After Taxes
and                  ------------------    (3.80)%        2.04%              2.34%
----------------            N/A
   Distributions
   After Taxes
on                   ------------------
----------------                           (1.63)%        2.20%              2.46%
                            N/A
Distributions
and Sale
   Of Shares
Yield                      2.45%             N/A           N/A                N/A
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Alabama Tax- Free Income Fund*

Total return are given for the one-year, five-year, and 10-year periods ended April
30, 2004.

Yield is given for the 30-day period ended April 30, 2004.

                                               1 Year        5 Years            10 Years
                        30-Day Period
Total Return
   Before Taxes              N/A              (2.01)%         4.05%              4.54%
   After Taxes
and                  --------------------     (2.11)%         3.92%              4.48%
----------------             N/A
   Distributions
   After Taxes
on                   --------------------
----------------                              (0.04)%         3.95%              4.20%
                             N/A
Distributions
and Sale
   Of Shares
Yield                       3.15%               N/A            N/A                N/A
Tax-Equivalent              5.25%               N/A            N/A                N/A
Yield
* The Alabama Tax- Free Income Fund is the successor to a portfolio of a common trust fund managed by the Adviser.
--------------------------------------------------------------------------------------
At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 20, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for the periods before the Fund's registration statement became effective on August 10, 1999, as adjusted to reflect the Fund's expenses and sales load.

The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

tOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the
30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Alabama Tax- Free Income
Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                          TAXABLE YIELD EQUIVALENT FOR 2004
                                   STATE OF ALABAMA

Taxable Yield Equivalent for 2004 State of Alabama
Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal          15.000%     20.000%     30.000%     33.000%     38.000%     40.000%
& State
Joint Return:       $0    -  $14,301  -  $58,101  -  $117,251 -  $178,651 -    Over
                  $14,300    $58,100     $117,250    $178,650    $319,100    $319,100
Single Return:      $0    -   $7,151  -  $29,051  -  $70,351  -  $146,751 -    Over
                  $7,150     $29,050  -- $70,350     $146,750    $319,100    $319,100

Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%             0.59%       0.63%       0.71%       0.75%       0.81%       0.83%
1.00%             1.18%       1.25%       1.43%       1.49%       1.61%       1.67%
1.50%             1.76%       1.88%       2.14%       2.24%       2.42%       2.50%
2.00%             2.35%       2.50%       2.86%       2.99%       3.23%       3.33%
2.50%             2.94%       3.13%       3.57%       3.73%       4.03%       4.17%
3.00%             3.53%       3.75%       4.29%       4.48%       4.84%       5.00%
3.50%             4.12%       4.38%       5.00%       5.22%       5.65%       5.83%
4.00%             4.71%       5.00%       5.71%       5.97%       6.45%       6.67%
4.50%             5.29%       5.63%       6.43%       6.72%       7.26%       7.50%
5.00%             5.88%       6.25%       7.14%       7.46%       8.06%       8.33%
5.50%             6.47%       6.88%       7.86%       8.21%       8.87%       9.17%
6.00%             7.06%       7.50%       8.57%       8.96%       9.68%       10.00%
6.50%             7.65%       8.13%       9.29%       9.70%       10.48%      10.83%
7.00%             8.24%       8.75%       10.00%      10.45%      11.29%      11.67%
7.50%             8.82%       9.38%       10.71%      11.19%      12.10%      12.50%
8.00%             9.41%       10.00%      11.43%      11.94%      12.90%      13.33%
8.50%             10.00%      10.63%      12.14%      12.69%      13.71%      14.17%
9.00%             10.59%      11.25%      12.86%      13.43%      14.52%      15.00%
---------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------
PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information about the mutual fund industry from sources such as the Investment
   Company Institute.

In reports or other communications to shareholders or in advertising material, the
Funds may compare their performance with that of other mutual funds as listed in the rankings prepared by Lipper Ratings Inc., CDA Technologies, Inc., or similar independent services, which monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. These may include, among others, the Lehman Brothers Index of Baa-rated Corporate Bonds, the T-Bill
Index, and the "Stocks, Bonds and Inflation Index published annually by Ibbotson
Associates. The performance information may also include evaluations of the Funds published by ranking services and financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money
and The Wall Street Journal.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 2004 are incorporated herein by reference to the Annual Report to Shareholders dated April
30, 2004.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.
CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default. Moody's Investors Service Commercial
Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of seniorshort-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated
A-1 or P-1.
NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.
NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.
NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.
Fitch Ratings Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.
CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.
Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of seniorshort-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign(+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions thatn obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.
F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

ADDRESSES

southtrust bond fund
southtrust income fund
southtrust alabama tax- free income fund
portfolios of southtrust funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
SouthTrust Investment Advisors
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of Master Trust Agreement of the
                              Registrant; (1)
                  (ii)        Conformed copy of Amendment No. 1 to Master
                              Trust Agreement; (2)
                  (iii)       Conformed copy of Amendment No. 4 to Master
                              Trust Agreement; (7)
                  (iv)        Conformed copy of Amendment No. 2 to the Master
                              Trust Agreement; (9)
                  (v)         Conformed copy of Amendment No. 3 to the Master
                              Trust Agreement; (9)
                  (vi)        Conformed copy of Amendment No. 6 to the Master
                              Trust Agreement; (9)
                  (vii)       Conformed copy of Amendment No. 8 to the Master
                              Trust Agreement; (12)
                  (viii)      Conformed copy of Amendment No. 9 to the Master
                              Trust Agreement; (12)
                  (viv)       Conformed copy of Amendment No. 10 to the
                              Master Trust Agreement; (12)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Conformed copy of Amendment No. 1 to the
                              By-Laws; (15)
            (c)               Not applicable;
            (d)   (i)         Conformed copy of copy of Investment Advisory
                              Contract of the Registrant; (3)
                  (ii)        Conformed copy of Amendment No. 1 to Investment
                              Advisory Contract dated September 1, 1995; (8)
                  (iii)       Conformed copy of Amendment No. 2 to Investment
                              Advisory Contract dated August 1, 1999; (12)
                  (iv)        Conformed copy of Amendment to Investment
                              Advisory Contract between SouthTrust Funds and
                              SouthTrust Investment Advisor dated March 16,
                              2001; (15)
            (e)   (i)         Conformed copy of Distributor's Contract of the
                              Registrant (including Exhibits A through C); (5)
                  (ii)        Conformed copy of Exhibit D to Distributor's
                              Contract; (9)
                  (iii)       Conformed copy of Exhibit E to Distributor's
                              Contract; (12)
                  (iv)        Conformed copy of Exhibit F to Distributor's
                              Contract; (12)
                  (vi)        Conformed copy of Amendment to Distributor's
                              Contract between SouthTrust Funds and Federated
                              Securities Corp. dated March 16, 2001; (13)
                  (v)         Form of Deferred Compensation Plan for Trustees; (12)
                  (vi)        Letter agreement to the Distributor's contract; +
            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (11)
                  (ii)        Conformed copy of Exhibit 1 to the Custodian
                              Fee Schedule;(11)
                  (iii)       Conformed copy of Amendment to Custodian
                              Contract between SouthTrust Funds and
                              SouthTrust Bank, N.A., dated March 16, 2001;
                              (14)
            (h)   (i)         Conformed copy of Administrative Services
                              Agreement of Registrant; (5)
                  (ii)        Conformed copy of Amendment No. 1 to
                              Administrative Services Agreement of
                              Registrant; (6)
                  (iii)       Conformed copy of Amendment No. 2 to
                              Administrative Services Agreement of
                              Registrant; (11)
                  (iv)        Conformed copy of Amendment to Administrative
                              Agreement between SouthTrust Funds and
                              Federated Administrative Services, dated March
                              16, 2001; (13)
                  (v)         Conformed copy of Amendment No. 4
                              Administrative Services Agreement between
                              SouthTrust Funds and Federated Services
                              Company; (14)
                  (xii)       Conformed copy of Amendment to Fund Accounting
                              and Shareholder Recordkeeping Agreement between
                              SouthTrust Funds and Federated Services
                              Company; (14)
                  (xiii)      Conformed copy of Financial Administration and
                              Accounting Service Agreement, dated January 1, 2002; (14)
                  (xiv)       Conformed copy of Electronic Communications and
                              Recordkeeping Agreement; (6)
                  (xv)        Conformed copy of Anti money laundering amendment
                              to the Shareholder Recordingkeeping agreement; +
                  (xvi)       Conformed copy of Exhibit B to the Shareholder Services Agreement; +
            (i)               Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (2)
            (j)               Conformed copy of Consent of Independent Public
                              Auditors; +
            (l)               Conformed copy of Purchase Agreement of the
                              Registrant; (3)
            (m)   (i)         Copy of 12b-1 Plan and copy of Exhibit A to the
                              Agreement dated September 1, 1995; (8)
                  (ii)        Conformed copy of Exhibit B to the 12b-1 Plan
                              dated August 1, 1999; (12)
                  (iii)       Conformed copy of Exhibit C to the 12b-1 Plan
                              dated August 1, 1999; (12)
                  (iv)        Conformed copy of Sales Agreement of the
                              Registrant;(12)
            (n)               Not included per Footnote 60 of Release No.
                              33-7684;
            (o)   (i)         Conformed copy of Power of Attorney; (12)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Executive Officer of the Registrant; (14)
                  (iii)       Conformed copy of Power of Attorney of the
                              President of the Registrant; (14)
                  (iv)        Conformed copy of Power of Attorney of Trustee,
                              George H. Jones, III;(14)
                  (v)         Conformed copy of Power of Attorney of the
                              Treasurer (Principal Financial and Accounting
                              Officer)of the Registrant; (15)
            (p)   (i)         Conformed copy of Registrant's Code of Ethics;
                              (12)

                  (ii)        The Registrant hereby incorporates, on behalf
                              of the Distributor the conformed copy of the
                              Code of Ethics for Access Persons from Item
                              23(p) of the Federated Managed Allocation
                              Portfolios Registration Statement on Form N-1A
                              filed with the Commission on January 25, 2001.
                              (File Nos. 33-51247 and 811-7129).

+ Exhibits are filed electronically.
-------------------------------------------------------------------------------

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed on March 5, 1992. (File Nos.
      33-46190 and 811-6580)
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)
3.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and
      811-6580)
5.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and
      811-6580)
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 4 filed on June 23, 1995. (File Nos.  33-46190 and
      811-6580)
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed on September 29, 1995. (File Nos.
      33-46190 and 811-6580)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and
      811-6580)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and
      811-6580)
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 filed on July 20, 1998. (File Nos. 33-46190 and
      811-6580)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 filed on June 26, 2000. (File Nos. 33-46190 and
      811-6580)
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 filed on June 27, 2001. (File Nos. 33-46190 and
      811-6580)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 filed June 26, 2002.  (File Nos. 33-46190 and 811-6580)
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 filed April 22, 2003.  (File Nos. 33-46190 and
      811-6580)

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:  (3)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson
            & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.),
            800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Teri Lynn Moore
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
            Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the
            Federated Fund Complex described in Part B of this Registration
            Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated
                  Adjustable Rate Securities Fund; Federated American Leaders
                  Fund, Inc.; Federated Core Trust; Federated Core Trust II,
                  L.P.; Federated Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.; Federated
                  GNMA Trust; Federated Government Income Securities, Inc.;
                  Federated High Income Bond Fund, Inc.; Federated High Yield
                  Trust; Federated Income Securities Trust; Federated Income
                  Trust; Federated Index Trust; Federated Institutional Trust;
                  Federated Insurance Series; Federated International Series,
                  Inc.; Federated Investment Series Funds, Inc.; Federated
                  Limited Duration Government Fund, Inc.; Federated Managed
                  Allocation Portfolios; Federated Municipal Opportunities
                  Fund, Inc.; Federated Municipal Securities Fund, Inc.;
                  Federated Municipal Securities Income Trust; Federated
                  Short-Term Municipal Trust; Federated Stock and Bond Fund,
                  Inc.; Federated Stock Trust; Federated Total Return
                  Government Bond Fund; Federated Total Return Series, Inc.;
                  Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust;
                  Edward Jones Money Market Fund; Edward Jones Tax-Free Money
                  Market Fund; Money Market Obligations Trust; Regions Morgan
                  Keegan Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              James F. Getz, Jr.
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Diane M. Robinson
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                    5800 Corporate Drive
                              Pittsburgh, PA 15237-7010

Federated Shareholder
Services Company              Federated Investors Tower
("Transfer Agent and          1001 Liberty Avenue
Dividend Disbursing           Pittsburgh, PA 15222-3779
Agent and Portfolio
Recordkeeper")

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779

SouthTrust Investment         420 North 20th Street
Advisers                      Birmingham, AL 35203
("Adviser")

SouthTrust Bank,              420 North 20th Street
("Custodian")                 Birmingham, AL 35203

Item 29.
Management Services:          Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest
            Annual Report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant,  SOUTHTRUST  FUNDS  (formerly,
SouthTrust  Vulcan Funds),  certifies that it meets all of the  requirements for effectiveness of this Amendment to its Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Amendment to its Registration  Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
29th day of June, 2004.

                               SOUTHTRUST FUNDS
                      (formerly, SouthTrust Vulcan Funds)

                        BY: /s/ John D. Johnson
                        John D. Johnson, Secretary
                        June 29, 2004

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                DATE

By: /s/ John D. Johnson       Attorney In Fact     June 29, 2004
John D. Johnson               For the Persons
SECRETARY                     Listed Below

      NAME                       TITLE

Charles G. Brown, III *       Chairman and Trustee

Richard S. White, Jr.*        President

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Richard J. Thomas*            Treasurer
                              (Principal Financial and
                              Accounting Officer)

Russell W. Chambliss *        Trustee

Lawrence W. Greer, M.D.*      Trustee

* By Power of Attorney